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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1879

Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 6/30

Date of reporting period: 9/30/13

Item 1. Schedule of Investments.

INTECH Global Dividend Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.3%
Aerospace and Defense — 5.4%
12,178	BAE Systems PLC	$89,574
1,600	Lockheed Martin Corp.	204,080
2,100	Northrop Grumman Corp.	200,046
2,500	Raytheon Co.	192,675
		686,375
Aerospace and Defense – Equipment — 0.7%
18,649	Cobham PLC	86,728
Airport Development - Maintenance — 0.3%
12,489	Auckland International Airport, Ltd.	34,375
Apparel Manufacturers — 0.1%
117	Hugo Boss A.G.	15,133
Appliances — 0.1%
551	Electrolux A.B.	14,316
Athletic Footwear — 0.2%
8,000	Yue Yuen Industrial Holdings, Ltd.	22,332
Automotive - Cars and Light Trucks — 0.5%
1,000	Daihatsu Motor Co., Ltd.	19,333
610	Daimler A.G.	47,545
		66,878
Automotive - Medium and Heavy Duty Trucks — 0.1%
663	Scania A.B. - Class B	14,212
Beverages - Non-Alcoholic — 0.1%
1,094	Coca-Cola Amatil, Ltd.	12,510
Building - Heavy Construction — 1.1%
1,278	ACS Actividades de Construccion y Servicios S.A.	40,626
836	Aker Solutions A.S.A.	11,745
5,000	Cheung Kong Infrastructure Holdings, Ltd.	34,652
1,309	Skanska A.B. - Class B	25,186
534	Vinci S.A.	31,039
		143,248
Building and Construction - Miscellaneous — 1.2%
1,166	Bouygues S.A.	42,546
5,777	Ferrovial S.A.	103,856
291	Koninklijke Boskalis Westminster N.V.	12,888
		159,290
Building and Construction Products - Miscellaneous — 0.2%
347	Cie de Saint-Gobain	17,182
39	Geberit A.G.	10,534
		27,716
Building Products - Cement and Aggregate — 0.3%
720	CRH PLC	17,195
1,743	James Hardie Industries PLC (CDI)	17,362
		34,557
Cable/Satellite Television — 0.5%
1,309	British Sky Broadcasting Group PLC	18,434
1,000	Cablevision Systems Corp. - Class A	16,840
1,100	Shaw Communications, Inc. - Class B	25,548
		60,822
Casino Hotels — 0.4%
3,600	Sands China, Ltd.	22,257
8,345	SKYCITY Entertainment Group, Ltd.	27,785
		50,042
Casino Services — 0.1%
300	Sankyo Co., Ltd.	14,637
Cellular Telecommunications — 0.6%
365	Millicom International Cellular S.A. (SDR)	32,245
500	Rogers Communications, Inc. - Class B	21,502
7,731	Vodafone Group PLC	27,031
		80,778
Chemicals - Diversified — 1.3%
133	BASF S.E.	12,756
600	E.I. du Pont de Nemours & Co.	35,136
664	K+S A.G.	17,209
1,285	Koninklijke DSM N.V.	96,958
		162,059
Chemicals - Specialty — 0.6%
865	Lonza Group A.G.	70,800
Commercial Banks — 2.2%
679	Australia & New Zealand Banking Group, Ltd.	19,493
300	Bank of Montreal	20,026
300	Bank of Nova Scotia	17,186
6,089	Bendigo and Adelaide Bank, Ltd.	56,905
6,000	BOC Hong Kong Holdings, Ltd.	19,263
200	Canadian Imperial Bank of Commerce	15,936
1,000	DBS Group Holdings, Ltd.	13,092
3,500	Hang Seng Bank, Ltd.	57,087
2,000	Oversea-Chinese Banking Corp., Ltd.	16,425
200	Royal Bank of Canada	12,817
200	Toronto-Dominion Bank	18,009
1,000	United Overseas Bank, Ltd.	16,481
		282,720
Commercial Services - Finance — 1.6%
3,800	H&R Block, Inc.	101,308
5,400	Western Union Co.	100,764
		202,072
Computers — 1.2%
7,600	Hewlett-Packard Co.	159,448
Computers - Memory Devices — 1.2%
3,500	Seagate Technology PLC	153,090
Consumer Products - Miscellaneous — 1.5%
800	Clorox Co.	65,376
2,600	Husqvarna A.B. - Class B	16,890
1,100	Kimberly-Clark Corp.	103,642
		185,908
Containers - Paper and Plastic — 0.2%
2,134	Amcor, Ltd.	20,819
Data Processing and Management — 0.6%
2,000	Paychex, Inc.	81,280
Distribution/Wholesale—0.9%
1,500	Genuine Parts Co.	121,335
Diversified Financial Services — 0.1%
2,326	Investec PLC	15,075
Diversified Minerals — 0.2%
556	Anglo American PLC	13,662
511	BHP Billiton PLC	15,054
		28,716
Diversified Operations — 1.9%
2,707	ALS, Ltd.	26,510
1,017	Industrivarden A.B. - Class C	18,729
2,000	Keppel Corp., Ltd.	16,616
2,300	Leggett & Platt, Inc.	69,345
18,000	NWS Holdings, Ltd.	27,943
1,913	Orkla A.S.A.	13,940
118	Siemens A.G.	14,216
1,500	Swire Pacific, Ltd. - Class A	17,967
755	Wartsila Oyj Abp	34,091
		239,357
Diversified Operations - Commercial Services — 0.1%
1,959	Brambles, Ltd.	16,645
Electric - Integrated — 5.6%
300	Alliant Energy Corp.	14,865
1,400	American Electric Power Co., Inc.	60,690
2,000	CLP Holdings, Ltd.	16,285
1,300	CMS Energy Corp.	34,216
300	Consolidated Edison, Inc.	16,542
400	DTE Energy Co.	26,392
266	Duke Energy Corp.	17,763
14,273	Energias de Portugal S.A.	52,129
400	Entergy Corp.	25,276
500	FirstEnergy Corp.	18,225
400	Fortis, Inc.	12,153
1,338	Fortum Oyj	30,153
400	Integrys Energy Group, Inc.	22,356
400	NextEra Energy, Inc.	32,064
362	Northeast Utilities	14,933
1,492	Origin Energy, Ltd.	19,621
1,100	Pepco Holdings, Inc.	20,306
600	PG&E Corp.	24,552
300	Pinnacle West Capital Corp.	16,422
11,000	Power Assets Holdings, Ltd.	98,431
700	PPL Corp.	21,266
700	Public Service Enterprise Group, Inc.	23,051
300	SCANA Corp.	13,812
500	Southern Co.	20,590
1,095	SSE PLC	26,126
300	Wisconsin Energy Corp.	12,114
600	Xcel Energy, Inc.	16,566
		706,899
Electric – Transmission — 0.4%
357	Red Electrica Corp. S.A.	20,316
7,137	Terna Rete Elettrica Nazionale SpA	32,207
		52,523
Electronic Components - Miscellaneous — 0.7%
600	Garmin, Ltd.	27,114
1,900	Hoya Corp.	44,832
497	Koninklijke Philips N.V.	16,021
		87,967
Electronic Components – Semiconductors — 1.4%
2,700	Intel Corp.	61,884
400	Microchip Technology, Inc.	16,116
10,261	STMicroelectronics N.V.	94,621
		172,621
Electronic Parts Distributors — 0.3%
1,450	Rexel S.A.	36,875
Engineering - Research and Development Services — 0.3%
343	ABB, Ltd.	8,115
3,000	SembCorp Industries, Ltd.	12,654
612	WorleyParsons, Ltd.	13,882
		34,651
Enterprise Software/Services — 0.6%
2,700	CA, Inc.	80,109
Finance - Investment Bankers/Brokers — 0.4%
8,006	ICAP PLC	48,507
Finance - Other Services — 1.0%
2,600	NYSE Euronext	109,148
3,000	Singapore Exchange, Ltd.	17,366
		126,514
Food - Miscellaneous/Diversified — 5.6%
3,600	Campbell Soup Co.	146,556
4,600	ConAgra Foods, Inc.	139,564
3,700	General Mills, Inc.	177,304
3,200	Kellogg Co.	187,936
600	Kraft Foods Group, Inc.	31,464
103	Nestle S.A.	7,206
217	Unilever N.V.	8,441
301	Unilever PLC	11,888
		710,359
Food - Retail — 3.3%
192	Casino Guichard Perrachon S.A.	19,783
1,492	Delhaize Group S.A.	94,030
8,806	J. Sainsbury PLC	55,805
605	Kesko Oyj - Class B	18,152
3,231	Koninklijke Ahold N.V.	55,965
3,500	Safeway, Inc.	111,965
3,628	Tesco PLC	21,083
4,421	WM Morrison Supermarkets PLC	20,038
663	Woolworths, Ltd.	21,643
		418,464
Food - Wholesale/Distribution — 0.5%
15,710	Metcash, Ltd.	46,889
400	Sysco Corp.	12,732
		59,621
Gas - Distribution — 2.7%
900	CenterPoint Energy, Inc.	21,573
2,950	Centrica PLC	17,654
2,161	Enagas S.A.	52,954
4,268	Gas Natural SDG S.A.	89,082
2,276	National Grid PLC	26,913
1,200	NiSource, Inc.	37,068
1,100	Sempra Energy	94,160
		339,404
Gas - Transportation — 0.3%
7,507	Snam SpA	38,019
Gold Mining — 0.1%
400	Newmont Mining Corp.	11,240
Human Resources — 0.5%
296	Adecco S.A.	21,084
828	Randstad Holding N.V.	46,639
		67,723
Import/Export—1.7%
10,200	ITOCHU Corp.	124,750
6,000	Marubeni Corp.	47,131
500	Mitsubishi Corp.	10,104
1,000	Mitsui & Co., Ltd.	14,509
1,100	Sumitomo Corp.	14,796
		211,290
Investment Management and Advisory Services — 0.7%
1,700	CI Financial Corp.	51,401
400	IGM Financial, Inc.	18,666
5,137	Old Mutual PLC	15,599
		85,666
Life and Health Insurance — 2.1%
18,541	Legal & General Group PLC	58,884
1,300	Power Corp. of Canada	36,732
500	Power Financial Corp.	15,560
19,924	Standard Life PLC	111,395
254	Swiss Life Holding A.G.	48,097
		270,668
Lottery Services — 0.3%
12,176	Tatts Group, Ltd.	35,205
Machinery - Construction and Mining — 0.1%
618	Atlas Copco A.B. - Class B	16,335
Machinery - General Industrial — 0.3%
620	Metso Oyj	24,355
997	Zardoya Otis S.A.	16,184
		40,539
Medical - Drugs — 10.9%
3,300	AbbVie, Inc.	147,609
560	AstraZeneca PLC	29,148
6,000	Bristol-Myers Squibb Co.	277,680
500	Eisai Co., Ltd.	20,299
2,800	Eli Lilly & Co.	140,924
765	GlaxoSmithKline PLC	19,287
800	Johnson & Johnson	69,352
500	Merck & Co., Inc.	23,805
278	Novartis A.G.	21,370
1,400	Ono Pharmaceutical Co., Ltd.	85,897
971	Orion Oyj - Class B	24,457
3,700	Pfizer, Inc.	106,227
879	Roche Holding A.G.	237,129
510	Sanofi	51,720
2,800	Takeda Pharmaceutical Co., Ltd.	132,051
		1,386,955
Medical Products — 0.1%
263	Cochlear, Ltd.	14,836
Metal - Copper — 0.3%
377	Antofagasta PLC	4,995
1,200	Freeport-McMoRan Copper & Gold, Inc.	39,696
		44,691
Metal - Diversified — 0.3%
1,314	Boliden A.B.	19,698
324	Rio Tinto PLC	15,854
		35,552
Metal Processors and Fabricators — 0.1%
633	SKF A.B. - Class B	17,629
Mining Services — 0.1%
1,020	Orica, Ltd.	19,084
MRI and Medical Diagnostic Imaging Center — 0.2%
1,318	Sonic Healthcare, Ltd.	19,902
Multi-Line Insurance — 3.3%
76	Allianz S.E.	11,946
1,400	Cincinnati Financial Corp.	66,024
3,690	CNP Assurances	66,462
9,009	Mapfre S.A.	32,245
5,048	Sampo Oyj - Class A	216,872
80	Zurich Insurance Group A.G.	20,608
		414,157
Multimedia — 1.0%
2,289	Lagardere S.C.A.	74,328
751	Pearson PLC	15,281
1,000	Thomson Reuters Corp.	34,974
		124,583
Non-Hazardous Waste Disposal — 0.5%
1,600	Waste Management, Inc.	65,984
Oil - Field Services — 0.3%
990	AMEC PLC	17,211
254	Fugro N.V.	15,492
		32,703
Oil and Gas Drilling — 0.4%
1,193	Seadrill, Ltd.	53,549
Oil Companies - Exploration and Production — 0.5%
600	Baytex Energy Trust	24,765
300	ConocoPhillips	20,853
300	Vermilion Energy, Inc.	16,493
		62,111
Oil Companies - Integrated — 1.8%
100	Chevron Corp.	12,150
600	Husky Energy, Inc.	17,256
1,883	OMV A.G.	92,971
777	Repsol S.A.	19,261
718	Royal Dutch Shell PLC - Class A	23,709
570	Royal Dutch Shell PLC - Class B	19,694
639	Statoil A.S.A.	14,511
486	Total S.A.	28,200
		227,752
Paper and Related Products — 0.1%
400	MeadWestvaco Corp.	15,352
Pipelines — 0.4%
700	Spectra Energy Corp.	23,961
300	TransCanada Corp.	13,181
500	Williams Cos., Inc.	18,180
		55,322
Property and Casualty Insurance — 0.7%
1,625	Admiral Group PLC	32,432
1,666	Gjensidige Forsikring A.S.A.	25,167
298	Tryg A/S	27,436
		85,035
Public Thoroughfares — 0.4%
1,427	Abertis Infraestucturas S.A.	27,729
1,157	Atlantia SpA	23,523
		51,252
Publishing - Books — 0.2%
1,517	Reed Elsevier N.V.	30,504
Publishing - Newspapers — 0.4%
16,000	Singapore Press Holdings, Ltd.	52,432
Publishing - Periodicals — 0.6%
365	Axel Springer A.G.	20,298
2,562	Reed Elsevier PLC	34,545
616	Wolters Kluwer N.V.	15,878
		70,721
Real Estate Management/Services — 0.2%
258	Swiss Prime Site A.G.	19,961
Real Estate Operating/Development — 0.7%
800	Brookfield Office Properties, Inc.	15,334
200	Daito Trust Construction Co., Ltd.	19,963
6,500	Hopewell Holdings, Ltd.	21,748
6,000	Keppel Land, Ltd.	16,935
10,000	Sino Land Co., Ltd.	14,725
		88,705
Regional Banks — 0.2%
37	Banque Cantonale Vaudoise	20,391
Reinsurance — 0.9%
409	Hannover Rueck S.E.	30,075
101	Muenchener Rueckversicherungs A.G.	19,735
1,359	SCOR S.E.	44,993
226	Swiss Re A.G.	18,698
		113,501
Retail - Apparel and Shoe — 0.2%
463	Hennes & Mauritz A.B. - Class B	20,116
Retail - Convenience Stores — 0.1%
200	Lawson, Inc.	15,649
Retail - Major Department Stores — 0.4%
6,144	Marks & Spencer Group PLC	49,388
Retail - Miscellaneous/Diversified — 0.6%
2,080	Wesfarmers, Ltd.	79,793
Retail - Office Supplies — 1.0%
8,300	Staples, Inc.	121,595
Retail - Restaurants — 0.4%
700	Darden Restaurants, Inc.	32,403
200	McDonald's Corp.	19,242
		51,645
Rubber - Tires — 0.4%
378	Cie Generale des Etablissements Michelin	41,913
290	Nokian Renkaat Oyj	14,726
		56,639
Satellite Telecommunications — 0.6%
693	Eutelsat Communications S.A.	21,908
2,143	Inmarsat PLC	24,594
1,279	SES S.A. (FDR)	36,592
		83,094
Savings/Loan/Thrifts—0.4%
3,600	People's United Financial, Inc.	51,768
Security Services — 0.3%
4,023	G4S PLC	16,560
2,282	Securitas A.B. - Class B	26,074
		42,634
Semiconductor Components/Integrated Circuits — 0.1%
400	Linear Technology Corp.	15,864
Shipbuilding — 0.2%
35,000	Yangzijiang Shipbuilding Holdings, Ltd.	30,557
Silver Mining — 0.1%
719	Fresnillo PLC	11,324
Soap and Cleaning Preparations — 1.1%
1,974	Reckitt Benckiser Group PLC	144,428
Steel - Producers — 0.2%
500	Nucor Corp.	24,510
Telecommunication Services — 1.3%
500	BCE, Inc.	21,371
1,000	Bell Aliant, Inc.	24,905
53,000	PCCW, Ltd.	23,440
6,000	Singapore Telecommunications, Ltd.	17,844
9,000	StarHub, Ltd.	30,785
1,848	Tele2 A.B. - Class B	23,647
792	Telenor A.S.A.	18,104
		160,096
Telephone - Integrated — 5.0%
1,200	AT&T, Inc.	40,584
1,585	Belgacom S.A.	42,130
43,756	Bezeq Israeli Telecommunication Corp., Ltd.	80,494
1,303	Elisa Oyj	31,057
2,600	Nippon Telegraph & Telephone Corp.	134,391
45	Swisscom A.G.	21,631
8,611	TDC A/S	72,874
3,578	TeliaSonera A.B.	27,426
40,357	Telstra Corp., Ltd.	187,075
		637,662
Tobacco — 2.1%
600	Altria Group, Inc.	20,610
293	British American Tobacco PLC	15,540
653	Imperial Tobacco Group PLC	24,174
1,800	Lorillard, Inc.	80,604
200	Philip Morris International, Inc.	17,318
2,200	Reynolds American, Inc.	107,316
		265,562
Toys — 1.5%
1,800	Hasbro, Inc.	84,852
2,400	Mattel, Inc.	100,464
		185,316
Transportation - Services — 1.0%
24,000	ComfortDelGro Corp., Ltd.	37,697
317	Kuehne + Nagel International A.G.	41,549
9,805	Toll Holdings, Ltd.	53,316
		132,562
Travel Services — 0.7%
767	Flight Centre, Ltd.	34,553
8,855	TUI Travel PLC	52,704
		87,257
Water — 0.5%
954	Severn Trent PLC	27,225
2,012	Suez Environment Co.	32,632
		59,857
Wireless Equipment — 1.1%
10,736	Telefonaktiebolaget L.M. Ericsson - Class B	142,893
Total Common Stock (cost $11,564,086)		12,507,345
Preferred Stock — 0.4%
Television — 0.4%
1,053	ProSiebenSat.1 Media A.G. (cost $35,690)	44,726
Right — 0%
Public Thoroughfares — 0%
1,427	Abertis Infraestructuras S.A. (cost $0)	1,388
Money Market — 1.3%
168,045	Janus Cash Liquidity Fund LLC, 0%£ (cost $168,045)	168,045
Total Investments (total cost $11,767,821) – 100%		$12,721,504

Summary of Investments by Country – (Long Positions)

September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$716,043	5.6%
Austria	92,971	0.7%
Belgium	136,160	1.1%
Canada	433,815	3.4%
Denmark	100,310	0.8%
Finland	393,863	3.1%
France	640,794	5.0%
Germany	233,639	1.8%
Hong Kong	376,130	3.0%
Ireland	17,195	0.1%
Israel	80,494	0.6%
Italy	93,749	0.7%
Japan	698,342	5.5%
Netherlands	298,786	2.3%
New Zealand	62,160	0.5%
Norway	137,016	1.1%
Portugal	52,129	0.4%
Singapore	278,884	2.2%
Spain	403,641	3.2%
Sweden	415,396	3.3%
Switzerland	567,173	4.5%
United Kingdom	1,257,543	9.9%
United States††	5,235,271	41.2%
Total	$12,721,504	100.0%

†† Includes Cash Equivalents of 1.3%.

Notes to Schedule of Investments (unaudited)

CDI	Clearing House Electronic Subregister System Depository Interest

FDR	Fixed Depositary Receipt

LLC	Limited Liability Company

PLC	Public Limited Company

SDR	Swedish Depositary Receipt

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13
INTECH Global Dividend Fund

Janus Cash Liquidity Fund LLC	2,567,045	$2,567,045	(2,604,000)	$(2,604,000)	$-	$40	$168,045

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:

Common Stock
Building Products – Cement and Aggregate	$17,195	$17,362	$—
Cellular Telecommunications	48,533	32,245	—
Satellite Telecommunications	46,502	36,592	—
All Other	12,308,916	—	—

Preferred Stock	—	44,726	—

Right	1,388	—	—

Money Market	—	168,045	—

Total Investments in Securities	$12,422,534	$298,970	$—

INTECH International Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 97.9%
Advertising Agencies — 0.3%
9,697	WPP PLC	$199,346
Advertising Sales — 0.2%
3,353	JCDecaux S.A.	123,437
Advertising Services — 0.1%
636	Publicis Groupe S.A.	50,604
Aerospace and Defense — 1.3%
9,267	BAE Systems PLC	68,162
46,406	Meggitt PLC	412,394
13,244	Rolls-Royce Holdings PLC	238,391
2,286	Thales S.A.	125,655
		844,602
Aerospace and Defense – Equipment — 2.8%
30,469	Cobham PLC	141,697
13,961	European Aeronautic Defence and Space Co. N.V.	889,394
90,000	IHI Corp.	378,205
2,760	Zodiac Aerospace	439,242
		1,848,538
Airlines — 1.4%
7,578	Deutsche Lufthansa A.G.	147,765
6,569	easyJet PLC	135,893
86,341	International Consolidated Airlines Group S.A.*	471,847
3,400	Japan Airlines Co., Ltd.	205,494
		960,999
Airport Development - Maintenance — 0.1%
540	Aeroports de Paris	56,530
553	Fraport A.G. Frankfurt Airport Services Worldwide	38,809
		95,339
Apparel Manufacturers — 0.5%
1,501	Burberry Group PLC	39,701
339	Christian Dior S.A.	66,469
1,601	Hugo Boss A.G.	207,082
		313,252
Audio and Video Products — 1.0%
2,500	Panasonic Corp.	24,115
29,500	Sony Corp.	629,741
		653,856
Automotive - Cars and Light Trucks — 6.1%
226	Bayerische Motoren Werke A.G.	24,295
872	Daimler A.G.	67,966
64,384	Fiat SpA	512,975
55,000	Fuji Heavy Industries, Ltd.	1,516,585
241,000	Mazda Motor Corp.*	1,071,602
5,772	Renault S.A.	460,114
6,000	Toyota Motor Corp.	382,784
313	Volkswagen A.G.	70,982
		4,107,303
Automotive - Medium and Heavy Duty Trucks — 0.8%
36,000	Hino Motors, Ltd.	528,938
Automotive - Truck Parts and Equipment - Original — 1.2%
400	Aisin Seiki Co., Ltd.	17,033
3,100	Denso Corp.	144,465
20,783	GKN PLC	115,054
1,600	JTEKT Corp.	21,848
7,000	Koito Manufacturing Co., Ltd.	132,763
13,000	NGK Spark Plug Co., Ltd.	286,905
2,000	NHK Spring Co., Ltd.	20,431
1,900	Stanley Electric Co., Ltd.	40,308
600	Toyota Industries Corp.	25,824
		804,631
Beverages - Non-Alcoholic — 0.1%
1,000	Suntory Beverage & Food, Ltd.	33,730
Beverages - Wine and Spirits — 0.7%
14,988	Diageo PLC	476,730
Bicycle Manufacturing — 0.1%
600	Shimano, Inc.	53,541
Brewery — 1.1%
4,081	Anheuser-Busch InBev N.V.	406,190
931	Heineken Holding N.V.	58,882
21,000	Kirin Holdings Co., Ltd.	305,342
		770,414
Building - Heavy Construction — 0.2%
968	ACS Actividades de Construccion y Servicios S.A.	30,771
6,000	Cheung Kong Infrastructure Holdings, Ltd.	41,583
700	Vinci S.A.	40,688
		113,042
Building - Residential and Commercial — 1.2%
4,000	Daiwa House Industry Co., Ltd.	75,214
8,903	Persimmon PLC	156,506
23,000	Sekisui Chemical Co., Ltd.	233,557
24,000	Sekisui House, Ltd.	321,856
		787,133
Building and Construction - Miscellaneous — 1.3%
1,285	Bouygues S.A.	46,889
29,497	Ferrovial S.A.	530,280
30,000	Kajima Corp.	121,795
6,000	Shimizu Corp.	29,243
25,000	Taisei Corp.	122,863
		851,070
Building and Construction Products - Miscellaneous — 0.7%
673	Cie de Saint-Gobain	33,324
7,685	Fletcher Building, Ltd.	60,619
119	Geberit A.G.	32,142
69	Sika A.G.	201,177
9,000	TOTO, Ltd.	125,824
		453,086
Building Products - Air and Heating — 0.7%
9,200	Daikin Industries, Ltd.	487,709
Building Products - Cement and Aggregate — 1.1%
855	HeidelbergCement A.G.	65,936
2,860	Lafarge S.A.	199,201
110,000	Taiheiyo Cement Corp.	479,039
		744,176
Cable/Satellite Television — 0.8%
4,453	Kabel Deutschland Holding A.G.	566,218
Casino Hotels — 2.2%
4,368	Crown, Ltd.	63,351
183,000	Galaxy Entertainment Group, Ltd.*	1,283,598
32,800	MGM China Holdings, Ltd.	108,901
4,000	SJM Holdings, Ltd.	11,243
		1,467,093
Cellular Telecommunications — 0.1%
12,262	Vodafone Group PLC	42,873
Chemicals - Diversified — 0.9%
16,000	Asahi Kasei Corp.	120,309
900	Hitachi Chemical Co., Ltd.	14,460
1,774	Johnson Matthey PLC	80,634
7,000	Kaneka Corp.	45,584
3,131	Koninklijke DSM N.V.	236,246
15,000	Mitsubishi Gas Chemical Co., Inc.	125,763
100	Nitto Denko Corp.	6,502
		629,498
Chemicals - Plastics — 0.2%
302	EMS-Chemie Holding A.G.	106,891
Chemicals - Specialty — 1.0%
379	Brenntag A.G.	63,085
9,000	Daicel Corp.	81,044
42	Givaudan S.A.	61,367
5,349	Lonza Group A.G.	437,812
		643,308
Coatings and Paint Products — 0.1%
6,000	Kansai Paint Co., Ltd.	79,487
Collectibles — 0.2%
1,900	Sanrio Co., Ltd.	116,575
Commercial Banks — 2.1%
100,117	Bank Hapoalim BM	506,483
10,170	Bank Leumi Le-Israel BM	37,822
188,773	Bank of Ireland*	53,624
32,401	Intesa Sanpaolo SpA	66,839
11,000	Iyo Bank, Ltd.	115,059
4,780	KBC Groep N.V.	234,810
12,041	Nordea Bank A.B.	145,267
1,766	Pohjola Bank PLC - Class A	29,335
10,815	Skandinaviska Enskilda Banken A.B. - Class A	114,650
19,000	Sumitomo Mitsui Trust Holdings, Inc.	93,763
427	Svenska Handelsbanken A.B. - Class A	18,273
495	Swedbank A.B. - Class A	11,535
		1,427,460
Computer Aided Design — 0.1%
470	Dassault Systemes S.A.	62,738
Computer Data Security — 0.3%
1,792	Gemalto N.V.	192,396
Computer Services — 0.6%
559	AtoS	43,653
1,402	Cap Gemini S.A.	83,389
8,700	Nomura Research Institute, Ltd.	301,862
		428,904
Computers - Integrated Systems — 0.1%
500	Otsuka Corp.	63,696
Containers - Metal and Glass — 0.1%
5,300	Toyo Seikan Group Holdings, Ltd.	103,757
Containers - Paper and Plastic — 0.3%
20,529	Amcor, Ltd.	200,281
Cosmetics and Toiletries — 0.2%
800	Kao Corp.	24,909
710	L'Oreal S.A.	121,925
		146,834
Cruise Lines — 0.1%
1,460	Carnival PLC	49,487
Dialysis Centers — 0%
185	Fresenius S.E. & Co. KGaA	22,978
Distribution/Wholesale—0.1%
1,400	Hitachi High-Technologies Corp.	31,339
1,281	Wolseley PLC	66,292
		97,631
Diversified Banking Institutions — 2.9%
121,271	Barclays PLC	521,180
451	BNP Paribas S.A.	30,503
20,851	Credit Agricole S.A.	229,901
6,650	Credit Suisse Group A.G.	203,156
440,970	Lloyds Banking Group PLC*	525,212
6,892	Natixis	32,984
4,642	Societe Generale S.A.	231,265
7,232	UBS A.G.	147,984
8,989	UniCredit SpA	57,295
		1,979,480
Diversified Financial Services — 0%
524	Julius Baer Group, Ltd.	24,458
Diversified Operations — 1.4%
1,531	Exor SpA	57,428
1,419	GEA Group A.G.	58,266
5,000	Hutchison Whampoa, Ltd.	59,891
2,633	IMI PLC	62,013
15,029	Invensys PLC	121,151
7,773	Melrose PLC	37,721
3,785	Smiths Group PLC	85,714
366	Wendel S.A.	49,608
49,000	Wharf Holdings, Ltd.	424,565
		956,357
Diversified Operations - Commercial Services — 0.1%
2,622	Bunzl PLC	56,788
E-Commerce/Products—0.9%
42,100	Rakuten, Inc.	636,126
Electric - Generation — 0.7%
13,800	Electric Power Development Co., Ltd.	449,328
Electric - Integrated — 2.0%
3,200	Chugoku Electric Power Co., Inc.	50,794
13,378	Electricite de France S.A.	423,095
34,631	Energias de Portugal S.A.	126,483
1,075	GDF Suez	27,004
6,000	Hokkaido Electric Power Co., Inc.	80,769
23,500	Hokuriku Electric Power Co.	342,888
4,100	Kansai Electric Power Co., Inc.	52,564
1,400	Kyushu Electric Power Co., Inc.	19,957
4,000	Shikoku Electric Power Co., Inc.	67,847
864	SSE PLC	20,615
11,400	Tohoku Electric Power Co., Inc.	139,890
		1,351,906
Electric Products – Miscellaneous — 0.6%
4,600	Casio Computer Co., Ltd.	42,499
8,000	Hitachi, Ltd.	52,666
1,361	Legrand S.A.	75,510
12,000	Mitsubishi Electric Corp.	125,763
1,100	Nidec Corp.	90,659
		387,097
Electric – Transmission — 0.1%
966	Red Electrica Corp. S.A.	54,973
Electronic Components - Miscellaneous — 2.3%
21,500	AAC Technologies Holdings, Inc.	97,719
1,800	Hoya Corp.	42,473
2,249	Koninklijke Philips N.V.	72,496
1,200	Kyocera Corp.	63,614
6,000	Murata Manufacturing Co., Ltd.	457,265
5,800	Omron Corp.	209,208
57,000	Toshiba Corp.	255,189
24,000	Yaskawa Electric Corp.	336,752
		1,534,716
Electronic Components – Semiconductors — 0.3%
19,516	STMicroelectronics N.V.	179,964
Electronic Measuring Instruments — 0.3%
3,900	Advantest Corp.	44,881
100	Keyence Corp.	37,902
6,200	Yokogawa Electric Corp.	88,193
		170,976
Electronic Parts Distributors — 0%
1,276	Rexel S.A.	32,450
Electronics - Military — 0.4%
4,897	Safran S.A.	301,633
Engineering - Research and Development Services — 0.6%
2,000	JGC Corp.	72,039
102,000	Singapore Technologies Engineering, Ltd.	339,133
		411,172
Entertainment Software — 0.3%
210	GungHo Online Entertainment, Inc.*	163,034
2,700	Konami Corp.	62,253
		225,287
Finance - Credit Card — 0.2%
3,800	AEON Financial Service Co., Ltd.	119,282
Finance - Investment Bankers/Brokers — 3.0%
82,000	Daiwa Securities Group, Inc.	734,229
15,208	ICAP PLC	92,142
174	Macquarie Group, Ltd.	7,775
155,100	Nomura Holdings, Inc.	1,207,280
		2,041,426
Finance - Other Services — 0.4%
625	Deutsche Boerse A.G.	47,015
9,000	Japan Exchange Group, Inc.	198,993
1,269	London Stock Exchange Group PLC	31,572
		277,580
Fisheries — 0.3%
8,000	Toyo Suisan Kaisha, Ltd.	234,269
Food - Catering — 0%
1,968	Compass Group PLC	27,078
Food - Confectionary — 0.2%
1	Lindt & Spruengli A.G.	47,561
14	Lindt & Spruengli A.G.	57,465
		105,026
Food - Miscellaneous/Diversified — 1.9%
21,120	Associated British Foods PLC	641,347
2,000	Calbee, Inc.	57,916
683	Kerry Group PLC - Class A	41,534
2,000	Kikkoman Corp.	36,528
900	MEIJI Holdings Co., Ltd.	49,176
36,164	Tate & Lyle PLC	431,137
		1,257,638
Food - Retail — 2.2%
598	Carrefour S.A.	20,526
779	Colruyt S.A.	43,241
8,570	Delhaize Group S.A.	540,103
65,064	Distribuidora Internacional de Alimentacion S.A.	564,071
6,556	J. Sainsbury PLC	41,547
2,308	Jeronimo Martins SGPS S.A.	47,392
6,362	Koninklijke Ahold N.V.	110,199
705	Metro A.G.	27,942
700	Seven & I Holdings Co., Ltd.	25,498
13,663	WM Morrison Supermarkets PLC	61,926
		1,482,445
Gambling - Non-Hotel — 0.7%
72,232	William Hill PLC	471,195
Gas - Distribution — 1.0%
11,990	Centrica PLC	71,752
9,181	Enagas S.A.	224,973
17,745	Gas Natural SDG S.A.	370,378
2,048	National Grid PLC	24,217
		691,320
Gas - Transportation — 0%
12,950	Hong Kong & China Gas Co., Ltd.	31,157
Hotels and Motels — 0.4%
1,857	Accor S.A.	77,218
4,261	Whitbread PLC	204,435
		281,653
Human Resources — 0.3%
776	Adecco S.A.	55,275
3,189	Capita PLC	51,414
2,117	Randstad Holding N.V.	119,244
		225,933
Import/Export—0.3%
5,300	ITOCHU Corp.	64,821
4,700	Toyota Tsusho Corp.	122,617
		187,438
Industrial Gases — 0.1%
224	Air Liquide S.A.	31,194
86	Linde A.G.	17,031
		48,225
Internet Content - Information/News — 0.1%
18	M3, Inc.	49,762
Investment Companies — 0.9%
1,261	Eurazeo	80,955
2,953	Investment A.B. Kinnevik - Class B	102,281
12,750	Investor A.B. - Class B	387,031
443	Pargesa Holding S.A.	33,246
		603,513
Investment Management and Advisory Services — 0.8%
5,911	Aberdeen Asset Management PLC	36,225
329	Partners Group Holdings A.G.	80,676
10,110	Schroders PLC	421,564
		538,465
Leisure & Recreation Products — 0.2%
2,900	Sega Sammy Holdings, Inc.	83,477
5,500	Yamaha Corp.	78,347
		161,824
Life and Health Insurance — 1.7%
5,515	Aviva PLC	35,423
6,715	ING Groep N.V.*	75,855
17,349	Legal & General Group PLC	55,098
19,810	Resolution, Ltd.	101,907
2,700	Sony Financial Holdings, Inc.	49,396
52,217	Standard Life PLC	291,945
37,330	Suncorp Group, Ltd.	455,066
528	Swiss Life Holding A.G.	99,982
		1,164,672
Machinery - Electrical — 0.4%
1,100	SMC Corp.	261,233
Machinery - Farm — 0.2%
9,000	Kubota Corp.	129,762
Machinery - General Industrial — 0.3%
26,000	Kawasaki Heavy Industries, Ltd.	112,434
4,007	Zardoya Otis S.A.	65,043
		177,477
Medical - Biomedical and Genetic — 1.1%
12,785	CSL, Ltd.	763,170
Medical - Drugs — 5.2%
6,430	Actelion, Ltd.	456,593
6,805	Bayer A.G.	802,321
13,305	Elan Corp. PLC*	207,064
9,581	GlaxoSmithKline PLC	241,549
1,734	Grifols S.A.	71,189
3,593	Merck KGaA	560,632
422	Novartis A.G.	32,440
3,207	Novo Nordisk A/S - Class B	544,555
1,100	Ono Pharmaceutical Co., Ltd.	67,491
577	Roche Holding A.G.	155,658
792	Sanofi	80,318
6,100	Shionogi & Co., Ltd.	127,921
4,149	Shire PLC	166,422
		3,514,153
Medical - Hospitals — 0.6%
11,601	Ramsay Health Care, Ltd.	391,800
Medical Instruments — 0.8%
2,002	Elekta A.B. - Class B	32,225
4,819	Getinge A.B. - Class B	172,313
5,000	Olympus Corp.	151,760
2,500	Sysmex Corp.	159,239
		515,537
Medical Products — 1.3%
11,369	Coloplast A/S - Class B	647,412
4,300	Terumo Corp.	220,075
		867,487
Metal Processors and Fabricators — 0.3%
1,280	Assa Abloy A.B. - Class B	58,780
8,000	NSK, Ltd.	81,481
1,309	SKF A.B. - Class B	36,455
		176,716
Multi-Line Insurance — 2.6%
4,194	Aegon N.V.	31,033
14,865	Ageas	602,032
2,792	Assicurazioni Generali SpA	55,707
4,018	AXA S.A.	93,077
1,474	Baloise Holding A.G.	163,035
10,639	CNP Assurances	191,622
3,178	Delta Lloyd N.V.	67,621
4,400	Direct Line Insurance Group PLC	15,185
15,027	Mapfre S.A.	53,785
10,651	Sampo Oyj - Class A	457,587
		1,730,684
Multimedia — 0.4%
4,127	Lagardere S.C.A.	134,011
5,602	Pearson PLC	113,984
		247,995
Non-Ferrous Metals — 0.1%
16,000	Mitsubishi Materials Corp.	65,934
Office Automation and Equipment — 0%
2,000	Ricoh Co., Ltd.	23,016
Office Supplies and Forms — 0.1%
343	Societe BIC S.A.	39,879
Oil - Field Services — 0.2%
2,517	AMEC PLC	43,758
1,330	Fugro N.V.	81,121
		124,879
Oil and Gas Drilling — 0.1%
1,255	Seadrill, Ltd.	56,332
Oil Companies - Integrated — 0.1%
1,151	Total S.A.	66,786
Oil Refining and Marketing — 0.1%
3,000	Showa Shell Sekiyu K.K.	33,516
4,000	TonenGeneral Sekiyu K.K.	36,915
		70,431
Optical Supplies — 0.5%
6,164	Luxottica Group SpA	327,853
Paper and Related Products — 0.1%
7,000	Oji Holdings Corp.	32,763
2,279	Svenska Cellulosa A.B. - Class B	57,473
		90,236
Pipelines — 0.1%
16,269	APA Group	90,589
Property and Casualty Insurance — 1.6%
1,322	Admiral Group PLC	26,385
175,366	Insurance Australia Group, Ltd.	960,117
1,100	Tokio Marine Holdings, Inc.	35,872
448	Tryg A/S	41,246
		1,063,620
Public Thoroughfares — 0.2%
5,585	Atlantia SpA	113,549
Publishing - Books — 0.4%
13,737	Reed Elsevier N.V.	276,223
Publishing - Periodicals — 0.1%
4,044	Reed Elsevier PLC	54,528
1,055	Wolters Kluwer N.V.	27,194
		81,722
Real Estate Management/Services — 0%
1,000	Mitsubishi Estate Co., Ltd.	29,467
Real Estate Operating/Development — 1.3%
18,700	Henderson Land Development Co., Ltd.	115,493
10,000	Hulic Co., Ltd.	149,369
4,000	Mitsui Fudosan Co., Ltd.	134,107
4,000	Sumitomo Realty & Development Co., Ltd.	189,459
8,000	Sun Hung Kai Properties, Ltd.	108,823
6,000	Tokyo Tatemono Co., Ltd.	54,823
5,000	Tokyu Land Corp.ß	51,944
16,000	Wheelock & Co., Ltd.	84,892
		888,910
Recreational Vehicles — 0.5%
22,600	Yamaha Motor Co., Ltd.	329,756
Reinsurance — 0.2%
1,172	Hannover Rueck S.E.	86,181
1,740	SCOR S.E.	57,607
		143,788
REIT - Diversified — 0.3%
1,785	British Land Co. PLC	16,686
202	Gecina S.A.	25,830
520	Klepierre	22,544
3,370	Land Securities Group PLC	50,132
19,733	Segro PLC	99,019
		214,211
Resorts and Theme Parks — 0.1%
300	Oriental Land Co., Ltd.	49,512
Retail - Apparel and Shoe — 0.6%
4,193	Next PLC	350,220
400	Shimamura Co., Ltd.	39,764
		389,984
Retail - Automobile — 0.1%
2,900	USS Co., Ltd.	41,930
Retail - Building Products — 1.2%
77,450	Kingfisher PLC	483,796
12,334	Travis Perkins PLC	329,423
		813,219
Retail - Convenience Stores — 0.2%
600	FamilyMart Co., Ltd.	25,916
1,700	Lawson, Inc.	133,018
		158,934
Retail - Discount — 0.2%
6,200	Aeon Co., Ltd.	85,228
1,000	Don Quijote Co., Ltd.	62,576
		147,804
Retail - Home Furnishings — 0.1%
550	Nitori Holdings Co., Ltd.	50,366
Retail - Jewelry — 0%
216	Cie Financiere Richemont S.A.	21,645
Retail - Major Department Stores — 0.8%
9,117	Marks & Spencer Group PLC	73,287
47,000	Takashimaya Co., Ltd.	439,489
		512,776
Retail - Regional Department Stores — 0.8%
15,700	Isetan Mitsukoshi Holdings, Ltd.	232,273
35,000	J. Front Retailing Co., Ltd.	282,764
		515,037
Retail - Restaurants — 0.1%
1,700	McDonald's Holdings Co. Japan, Ltd.	46,842
Rubber - Tires — 0.5%
1,800	Bridgestone Corp.	65,476
327	Cie Generale des Etablissements Michelin	36,258
670	Continental A.G.	113,561
3,292	Pirelli & C SpA	42,861
4,400	Sumitomo Rubber Industries, Ltd.	67,648
		325,804
Security Services — 0%
400	Secom Co., Ltd.	24,990
Semiconductor Equipment — 0.2%
1,177	ASML Holding N.V.	116,226
Soap and Cleaning Preparations — 0.3%
1,749	Henkel A.G. & Co. KGaA	154,894
766	Reckitt Benckiser Group PLC	56,045
		210,939
Steel - Producers — 0.3%
3,500	JFE Holdings, Inc.	90,563
2,680	Voestalpine A.G.	128,134
		218,697
Steel - Specialty — 0.1%
3,000	Hitachi Metals, Ltd.	36,752
Steel Pipe and Tube — 0.1%
967	Vallourec S.A.	57,908
Telecommunication Equipment — 0.1%
859	NICE Systems, Ltd.	35,409
Telecommunication Services — 0.1%
550	Telenet Group Holding N.V.	27,382
751	Ziggo N.V.	30,416
		57,798
Telephone - Integrated — 4.6%
39,533	Bezeq Israeli Telecommunication Corp., Ltd.	72,725
6,836	BT Group PLC	37,888
4,132	Deutsche Telekom A.G.	59,890
14,000	KDDI Corp.	717,949
1,900	Nippon Telegraph & Telephone Corp.	98,209
18,100	Softbank Corp.	1,250,499
4,012	TDC A/S	33,953
182,609	Telstra Corp., Ltd.	846,484
		3,117,597
Television — 0.8%
194,582	ITV PLC	552,142
Tobacco — 0.1%
818	British American Tobacco PLC	43,384
600	Japan Tobacco, Inc.	21,551
430	Swedish Match A.B.	15,181
		80,116
Tools - Hand Held — 0.1%
600	Makita Corp.	34,798
Toys — 0.1%
700	Nintendo Co., Ltd.	79,273
Transactional Software — 1.0%
18,200	Amadeus IT Holding S.A. - Class A	645,023
Transportation - Marine — 0.6%
35,000	Mitsui O.S.K. Lines, Ltd.	157,764
69,000	Nippon Yusen K.K.	217,643
		375,407
Transportation - Railroad — 0.6%
500	Central Japan Railway Co.	64,001
44,000	Tokyu Corp.	313,390
		377,391
Transportation - Services — 1.4%
17,000	ComfortDelGro Corp., Ltd.	26,702
18,060	Deutsche Post A.G.	599,264
1,510	DSV A/S	42,843
1,024	Kuehne + Nagel International A.G.	134,215
22,000	Nippon Express Co., Ltd.	110,135
3,258	TNT Express N.V.	29,739
		942,898
Transportation - Truck — 0.9%
27,000	Yamato Holdings Co., Ltd.	607,692
Travel Services — 0.5%
5,451	Flight Centre, Ltd.	245,563
14,743	TUI Travel PLC	87,750
		333,313
Venture Capital — 0.9%
100,175	3i Group PLC	589,913
Water — 0.1%
717	Severn Trent PLC	20,461
1,585	Suez Environment Co.	25,707
		46,168
Web Portals/Internet Service Providers — 0.9%
385	Iliad S.A.	89,836
10,930	United Internet A.G.	413,982
22,700	Yahoo! Japan Corp.	128,652
		632,470
Wireless Equipment — 0.1%
7,649	Nokia Oyj	50,265
Total Common Stock (cost $57,075,761)		65,672,426
Preferred Stock — 1.4%
Automotive - Cars and Light Trucks — 0.2%
737	Bayerische Motoren Werke A.G.	60,116
336	Volkswagen A.G.	79,198
		139,314
Soap and Cleaning Preparations — 0.2%
927	Henkel A.G. & Co. KGaA	95,514
Television — 1.0%
16,343	ProSiebenSat.1 Media A.G.	694,167
Total Preferred Stock (cost $882,765)		928,995
Money Market — 0.7%
439,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $439,000)	439,000
Total Investments (total cost $58,397,526) – 100%		$67,040,421

Summary of Investments by Country – (Long Positions)
September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$4,024,196	6.0%
Austria	128,134	0.2%
Belgium	1,853,758	2.8%
Denmark	1,310,009	2.0%
Finland	537,187	0.8%
France	5,588,445	8.3%
Germany	5,145,090	7.7%
Hong Kong	2,367,865	3.5%
Ireland	302,222	0.4%
Israel	652,439	1.0%
Italy	1,234,507	1.8%
Japan	24,292,007	36.2%
Netherlands	1,524,891	2.3%
New Zealand	60,619	0.1%
Norway	56,332	0.1%
Portugal	173,875	0.3%
Singapore	365,835	0.5%
Spain	3,082,333	4.6%
Sweden	1,151,464	1.7%
Switzerland	2,552,778	3.8%
United Kingdom	10,197,435	15.2%
United States††	439,000	0.7%
Total	$67,040,421	100.0%

††	Includes all Cash Equivalents.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability

PLC	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

ß	Security is illiquid.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 9/30/13
INTECH International Fund
Janus Cash Liquidity Fund LLC	7,879,035	$7,879,035	(7,440,035)	$(7,440,035)	$-	$47	$439,000

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

		Level 2 - Other Significant	Level 3 – Significant
	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities:

Common Stock
Real Estate Operating/Development	$836,966	$51,944	$-
All Other	64,783,516	-	-

Preferred Stock	-	928,995	-

Money Market		439,000

Total Investments in Securities	$65,620,482	$1,419,939	$-

INTECH U.S. Core Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 99.3%
Advertising Agencies — 0.2%
52,200	Interpublic Group of Cos., Inc.	$896,796
3,300	Omnicom Group, Inc.	209,352
		1,106,148
Aerospace and Defense — 2.5%
33,200	Boeing Co.	3,901,000
18,400	Lockheed Martin Corp.	2,346,920
65,400	Northrop Grumman Corp.	6,230,004
9,200	Raytheon Co.	709,044
3,400	Rockwell Collins, Inc.	230,724
		13,417,692
Aerospace and Defense – Equipment — 0%
500	United Technologies Corp.	53,910
Agricultural Chemicals — 0.1%
3,100	Monsanto Co.	323,547
5,100	Mosaic Co.	219,402
		542,949
Agricultural Operations — 0.1%
12,900	Archer-Daniels-Midland Co.	475,236
Airlines — 0.6%
37,100	Delta Air Lines, Inc.	875,189
172,200	Southwest Airlines Co.	2,507,232
		3,382,421
Apparel Manufacturers — 0.2%
6,300	VF Corp.	1,254,015
Appliances — 0%
1,500	Whirlpool Corp.	219,660
Applications Software — 0.3%
54,900	Microsoft Corp.	1,828,719
Athletic Footwear — 0.2%
16,900	NIKE, Inc. - Class B	1,227,616
Automotive - Cars and Light Trucks — 0.5%
90,300	Ford Motor Co.	1,523,361
28,000	General Motors Co.*	1,007,160
		2,530,521
Automotive - Truck Parts and Equipment - Original — 0.6%
55,700	Delphi Automotive PLC	3,253,994
2,200	Johnson Controls, Inc.	91,300
		3,345,294
Beverages - Non-Alcoholic — 0.6%
34,900	Coca-Cola Co.	1,322,012
10,000	Dr. Pepper Snapple Group, Inc.	448,200
12,200	Monster Beverage Corp.*	637,450
12,400	PepsiCo, Inc.	985,800
		3,393,462
Beverages - Wine and Spirits — 1.2%
11,600	Beam, Inc.	749,940
12,900	Brown-Forman Corp. - Class B	878,877
82,700	Constellation Brands, Inc. - Class A*	4,746,980
		6,375,797
Broadcast Services and Programming — 1.0%
35,200	Discovery Communications, Inc. - Class A*	2,971,584
33,500	Scripps Networks Interactive, Inc. - Class A	2,616,685
		5,588,269
Cable/Satellite Television — 3.4%
332,200	Comcast Corp. - Class A	14,998,830
13,800	DIRECTV*	824,550
26,100	Time Warner Cable, Inc.	2,912,760
		18,736,140
Chemicals - Diversified — 1.3%
7,200	E.I. du Pont de Nemours & Co.	421,632
22,400	FMC Corp.	1,606,528
7,500	LyondellBasell Industries N.V. - Class A	549,225
26,500	PPG Industries, Inc.	4,427,090
		7,004,475
Chemicals - Specialty — 0.5%
14,500	Eastman Chemical Co.	1,129,550
5,400	Ecolab, Inc.	533,304
7,400	International Flavors & Fragrances, Inc.	609,020
3,100	Sigma-Aldrich Corp.	264,430
		2,536,304
Coatings and Paint Products — 1.0%
30,800	Sherwin-Williams Co.	5,611,144
Commercial Banks — 0.9%
77,100	BB&T Corp.	2,602,125
17,100	M&T Bank Corp.	1,913,832
44,400	Regions Financial Corp.	411,144
		4,927,101
Commercial Services — 0.3%
36,300	Cintas Corp.	1,858,560
Commercial Services - Finance — 2.2%
3,000	Automatic Data Processing, Inc.	217,140
40,000	Equifax, Inc.	2,394,000
147,300	H&R Block, Inc.	3,927,018
42,400	McGraw Hill Financial, Inc.	2,781,016
37,000	Moody's Corp.	2,602,210
		11,921,384
Computer Services — 1.7%
17,900	Accenture PLC - Class A (U.S. Shares)	1,318,156
76,800	Computer Sciences Corp.	3,973,632
21,800	International Business Machines Corp.	4,036,924
		9,328,712
Computers — 1.6%
11,500	Apple, Inc.	5,482,625
164,600	Dell, Inc.	2,266,542
47,000	Hewlett-Packard Co.	986,060
		8,735,227
Computers - Memory Devices — 0.5%
4,600	NetApp, Inc.	196,052
14,700	Seagate Technology PLC	642,978
33,700	Western Digital Corp.	2,136,580
		2,975,610
Consumer Products - Miscellaneous — 0.5%
6,300	Clorox Co.	514,836
26,000	Kimberly-Clark Corp.	2,449,720
		2,964,556
Containers - Metal and Glass — 0.1%
11,300	Owens-Illinois, Inc.*	339,226
Containers - Paper and Plastic — 0.4%
39,500	Bemis Co., Inc.	1,540,895
18,900	Sealed Air Corp.	513,891
		2,054,786
Cosmetics and Toiletries — 0.4%
23,100	Avon Products, Inc.	475,860
15,600	Colgate-Palmolive Co.	925,080
3,600	Estee Lauder Cos., Inc. - Class A	251,640
6,900	Procter & Gamble Co.	521,571
		2,174,151
Data Processing and Management — 0.9%
18,400	Dun & Bradstreet Corp.	1,910,840
55,000	Fidelity National Information Services, Inc.	2,554,200
11,700	Paychex, Inc.	475,488
		4,940,528
Diagnostic Equipment — 0.5%
38,700	Life Technologies Corp.*	2,895,921
Dialysis Centers — 0.6%
62,000	DaVita HealthCare Partners, Inc.*	3,527,800
Disposable Medical Products — 0%
1,100	C.R. Bard, Inc.	126,720
Distribution/Wholesale—1.3%
23,900	Fastenal Co.	1,200,975
4,600	Genuine Parts Co.	372,094
20,400	W.W. Grainger, Inc.	5,338,884
		6,911,953
Diversified Banking Institutions — 1.1%
21,700	Citigroup, Inc.	1,052,667
19,000	Goldman Sachs Group, Inc.	3,005,990
39,726	JPMorgan Chase & Co.	2,053,437
		6,112,094
Diversified Operations — 1.8%
3,000	3M Co.	358,230
31,300	Dover Corp.	2,811,679
51,683	Eaton Corp. PLC	3,557,858
19,000	General Electric Co.	453,910
21,300	Leggett & Platt, Inc.	642,195
76,600	Leucadia National Corp.	2,086,584
		9,910,456
E-Commerce/Products—0.2%
21,500	eBay, Inc.*	1,199,485
E-Commerce/Services—0.2%
200	priceline.com, Inc.*	202,190
8,200	TripAdvisor, Inc.	621,888
		824,078
Electric - Integrated — 2.4%
1,900	American Electric Power Co., Inc.	82,365
37,400	CMS Energy Corp.	984,368
7,200	Consolidated Edison, Inc.	397,008
23,500	Dominion Resources, Inc.	1,468,280
4,100	DTE Energy Co.	270,518
55,412	Duke Energy Corp.	3,700,413
9,700	Entergy Corp.	612,943
28,600	Exelon Corp.	847,704
1,900	Integrys Energy Group, Inc.	106,191
7,300	NextEra Energy, Inc.	585,168
9,000	PG&E Corp.	368,280
3,500	Pinnacle West Capital Corp.	191,590
15,100	PPL Corp.	458,738
17,900	Public Service Enterprise Group, Inc.	589,447
11,300	SCANA Corp.	520,252
7,100	Southern Co.	292,378
11,300	TECO Energy, Inc.	186,902
33,000	Wisconsin Energy Corp.	1,332,540
4,500	Xcel Energy, Inc.	124,245
		13,119,330
Electric Products – Miscellaneous — 0.1%
10,700	AMETEK, Inc.	492,414
Electronic Components - Miscellaneous — 0%
2,100	TE Connectivity, Ltd. (U.S. Shares)	108,738
Electronic Components – Semiconductors — 0.5%
15,900	First Solar, Inc.*	639,339
24,000	Intel Corp.	550,080
70,900	Micron Technology, Inc.*	1,238,623
2,600	Xilinx, Inc.	121,836
		2,549,878
Electronic Forms — 0.4%
38,500	Adobe Systems, Inc.*	1,999,690
Electronic Measuring Instruments — 0.3%
56,900	FLIR Systems, Inc.	1,786,660
Electronics - Military — 0%
2,000	L-3 Communications Holdings, Inc.	189,000
Engineering - Research and Development Services — 0.2%
23,200	Jacobs Engineering Group, Inc.*	1,349,776
Enterprise Software/Services — 0.3%
46,100	CA, Inc.	1,367,787
Entertainment Software — 0.4%
87,700	Electronic Arts, Inc.*	2,240,735
Fiduciary Banks — 1.2%
100,300	State Street Corp.	6,594,725
Finance - Consumer Loans — 0.6%
133,000	SLM Corp.	3,311,700
Finance - Credit Card — 1.8%
29,500	American Express Co.	2,227,840
94,500	Discover Financial Services	4,776,030
15,300	Visa, Inc. - Class A	2,923,830
		9,927,700
Finance - Investment Bankers/Brokers — 0.3%
65,500	Charles Schwab Corp.	1,384,670
Finance - Other Services — 1.2%
16,900	CME Group, Inc.	1,248,572
6,400	IntercontinentalExchange, Inc.*	1,161,088
37,700	NASDAQ OMX Group, Inc.	1,209,793
71,300	NYSE Euronext	2,993,174
		6,612,627
Food - Confectionary — 0.6%
21,200	Hershey Co.	1,961,000
10,300	J.M. Smucker Co.	1,081,912
		3,042,912
Food - Meat Products — 1.1%
88,100	Hormel Foods Corp.	3,710,772
75,300	Tyson Foods, Inc. - Class A	2,129,484
		5,840,256
Food - Miscellaneous/Diversified — 1.8%
37,700	Campbell Soup Co.	1,534,767
147,600	ConAgra Foods, Inc.	4,478,184
22,200	General Mills, Inc.	1,063,824
15,700	Kellogg Co.	922,061
4,200	Kraft Foods Group, Inc.	220,248
21,100	McCormick & Co., Inc.	1,365,170
		9,584,254
Food - Retail — 0.9%
126,200	Kroger Co.	5,090,908
Food - Wholesale/Distribution — 0%
4,700	Sysco Corp.	149,601
Gas - Distribution — 0.9%
45,300	NiSource, Inc.	1,399,317
42,400	Sempra Energy	3,629,440
		5,028,757
Hazardous Waste Disposal — 0.1%
2,500	Stericycle, Inc.*	288,500
Home Decoration Products — 0.6%
120,400	Newell Rubbermaid, Inc.	3,311,000
Hotels and Motels — 0.2%
14,000	Wyndham Worldwide Corp.	853,580
Human Resources — 0.1%
7,000	Robert Half International, Inc.	273,210
Independent Power Producer — 0.7%
129,600	NRG Energy, Inc.	3,541,968
Industrial Automation and Robotics — 0.1%
5,200	Rockwell Automation, Inc.	556,088
Industrial Gases — 0.4%
4,200	Airgas, Inc.	445,410
12,300	Praxair, Inc.	1,478,583
		1,923,993
Instruments - Controls — 0%
800	Honeywell International, Inc.	66,432
Instruments - Scientific — 0.7%
43,600	Thermo Fisher Scientific, Inc.	4,017,740
Insurance Brokers — 0.6%
41,600	Aon PLC	3,096,704
5,600	Marsh & McLennan Cos., Inc.	243,880
		3,340,584
Internet Security — 0.3%
58,300	Symantec Corp.	1,442,925
2,200	VeriSign, Inc.	111,958
		1,554,883
Investment Management and Advisory Services — 1.5%
34,000	Ameriprise Financial, Inc.	3,096,720
18,600	BlackRock, Inc.	5,033,532
		8,130,252
Life and Health Insurance — 2.5%
58,500	AFLAC, Inc.	3,626,415
17,900	Lincoln National Corp.	751,621
48,400	Principal Financial Group, Inc.	2,072,488
21,000	Prudential Financial, Inc.	1,637,580
27,800	Torchmark Corp.	2,011,330
112,600	Unum Group	3,427,544
		13,526,978
Machinery - General Industrial — 0.2%
7,600	Roper Industries, Inc.	1,009,812
Machinery - Pumps — 0.9%
75,000	Flowserve Corp.	4,679,250
Medical - Biomedical and Genetic — 3.7%
52,300	Amgen, Inc.	5,854,462
22,300	Biogen Idec, Inc.*	5,368,948
19,100	Celgene Corp.*	2,940,063
75,300	Gilead Sciences, Inc.*	4,731,852
600	Regeneron Pharmaceuticals, Inc.*	187,722
10,200	Vertex Pharmaceuticals, Inc.*	773,364
		19,856,411
Medical - Drugs — 2.5%
19,800	Abbott Laboratories	657,162
26,100	AbbVie, Inc.	1,167,453
116,500	Bristol-Myers Squibb Co.	5,391,620
53,500	Eli Lilly & Co.	2,692,655
7,800	Johnson & Johnson	676,182
50,386	Merck & Co., Inc.	2,398,877
2,900	Pfizer, Inc.	83,259
18,400	Zoetis, Inc.	572,608
		13,639,816
Medical - Generic Drugs — 2.0%
42,100	Actavis, Inc.	6,062,400
115,200	Mylan, Inc.*	4,397,184
1,400	Perrigo Co.	172,732
		10,632,316
Medical - HMO — 2.3%
55,463	Aetna, Inc.	3,550,741
53,100	Cigna Corp.	4,081,266
11,200	Humana, Inc.	1,045,296
6,000	UnitedHealth Group, Inc.	429,660
38,800	WellPoint, Inc.	3,244,068
		12,351,031
Medical - Wholesale Drug Distributors — 0.7%
55,400	AmerisourceBergen Corp.	3,384,940
2,900	Cardinal Health, Inc.	151,235
600	McKesson Corp.	76,980
		3,613,155
Medical Instruments — 0.7%
230,700	Boston Scientific Corp.*	2,708,418
3,300	Intuitive Surgical, Inc.*	1,241,691
		3,950,109
Medical Labs and Testing Services — 0.5%
20,400	Laboratory Corp. of America Holdings*	2,022,456
6,800	Quest Diagnostics, Inc.	420,172
		2,442,628
Medical Products — 0.6%
9,500	Baxter International, Inc.	624,055
15,100	Becton, Dickinson and Co.	1,510,302
34,700	CareFusion Corp.*	1,280,430
		3,414,787
Metal Processors and Fabricators — 0.1%
3,400	Precision Castparts Corp.	772,616
Multi-Line Insurance — 4.3%
184,600	Allstate Corp.	9,331,530
65,600	Assurant, Inc.	3,548,960
96,900	Cincinnati Financial Corp.	4,569,804
50,700	Hartford Financial Services Group, Inc.	1,577,784
18,800	MetLife, Inc.	882,660
110,600	XL Group PLC	3,408,692
		23,319,430
Multimedia — 4.4%
165,800	Time Warner, Inc.	10,911,298
167,000	Twenty-First Century Fox, Inc. - Class A	5,594,500
900	Viacom, Inc. - Class B	75,222
112,300	Walt Disney Co.	7,242,227
		23,823,247
Networking Products — 0.1%
16,000	Cisco Systems, Inc.	374,720
Non-Hazardous Waste Disposal — 0.2%
16,100	Republic Services, Inc.	537,096
17,100	Waste Management, Inc.	705,204
		1,242,300
Office Supplies and Forms — 0.2%
30,600	Avery Dennison Corp.	1,331,712
Oil and Gas Drilling — 0%
2,400	Helmerich & Payne, Inc.	165,480
Oil Companies - Exploration and Production — 1.0%
73,800	Cabot Oil & Gas Corp.	2,754,216
2,700	ConocoPhillips	187,677
18,800	EQT Corp.	1,667,936
5,000	Occidental Petroleum Corp.	467,700
1,900	Range Resources Corp.	144,191
		5,221,720
Oil Companies - Integrated — 0.3%
5,430	Chevron Corp.	659,745
2,400	Exxon Mobil Corp.	206,496
2,100	Hess Corp.	162,414
13,400	Murphy Oil Corp.	808,288
		1,836,943
Oil Refining and Marketing — 1.2%
69,200	Marathon Petroleum Corp.	4,450,944
26,200	Tesoro Corp.	1,152,276
34,300	Valero Energy Corp.	1,171,345
		6,774,565
Paper and Related Products — 0%
2,800	MeadWestvaco Corp.	107,464
Pharmacy Services — 0.1%
7,200	Express Scripts Holding Co.*	444,816
Pipelines — 0.3%
28,800	Spectra Energy Corp.	985,824
16,700	Williams Cos., Inc.	607,212
		1,593,036
Property and Casualty Insurance — 0.6%
35,400	Progressive Corp.	963,942
28,600	Travelers Cos., Inc.	2,424,422
		3,388,364
Publishing - Newspapers — 0.3%
31,100	News Corp. - Class A*	499,466
2,100	Washington Post Co. - Class B	1,283,835
		1,783,301
Publishing - Periodicals — 0.2%
25,700	Nielsen Holdings N.V.	936,765
Reinsurance — 0%
2,300	Berkshire Hathaway, Inc. - Class B*	261,073
REIT - Apartments — 0.1%
9,800	Apartment Investment & Management Co. - Class A	273,812
REIT - Diversified — 0.5%
90,600	Weyerhaeuser Co.	2,593,878
REIT - Health Care — 0%
900	Heath Care REIT, Inc.	56,142
1,100	Ventas, Inc.	67,650
		123,792
REIT - Regional Malls — 0.4%
14,100	Simon Property Group, Inc.	2,090,043
REIT - Storage — 0.3%
9,100	Public Storage	1,461,005
Retail - Apparel and Shoe — 1.5%
105,100	Gap, Inc.	4,233,428
10,100	L Brands, Inc.	617,110
2,100	PVH Corp.	249,249
44,500	Ross Stores, Inc.	3,239,600
		8,339,387
Retail - Auto Parts — 0.3%
700	AutoZone, Inc.*	295,911
8,300	O'Reilly Automotive, Inc.*	1,058,997
		1,354,908
Retail - Automobile — 0.1%
8,100	CarMax, Inc.*	392,607
Retail - Bedding — 0.1%
4,600	Bed Bath & Beyond, Inc.*	355,856
Retail - Building Products — 3.2%
208,400	Home Depot, Inc.	15,807,140
36,800	Lowe's Cos., Inc.	1,752,048
		17,559,188
Retail - Computer Equipment — 0.2%
20,900	GameStop Corp. - Class A	1,037,685
Retail - Consumer Electronics — 0.3%
44,500	Best Buy Co., Inc.	1,668,750
Retail - Discount — 0.9%
1,200	Costco Wholesale Corp.	138,144
7,100	Dollar General Corp.*	400,866
9,700	Dollar Tree, Inc.*	554,452
9,000	Target Corp.	575,820
43,300	Wal-Mart Stores, Inc.	3,202,468
		4,871,750
Retail - Drug Store — 0.7%
4,400	CVS Caremark Corp.	249,700
64,000	Walgreen Co.	3,443,200
		3,692,900
Retail - Jewelry — 0.1%
4,500	Tiffany & Co.	344,790
Retail - Major Department Stores — 2.4%
119,100	JC Penney Co., Inc.*	1,050,462
215,500	TJX Cos., Inc.	12,152,045
		13,202,507
Retail - Regional Department Stores — 0.2%
2,600	Kohl's Corp.	134,550
17,000	Macy's, Inc.	735,590
		870,140
Retail - Restaurants — 0.7%
1,400	Chipotle Mexican Grill, Inc.*	600,180
4,600	Darden Restaurants, Inc.	212,934
23,000	McDonald's Corp.	2,212,830
2,300	Starbucks Corp.	177,031
7,600	Yum! Brands, Inc.	542,564
		3,745,539
Savings/Loan/Thrifts—0%
11,400	Hudson City Bancorp, Inc.	103,170
Security Services — 0.1%
9,500	ADT Corp.	386,270
Semiconductor Components/Integrated Circuits — 0%
3,900	Linear Technology Corp.	154,674
Semiconductor Equipment — 0.3%
71,000	Applied Materials, Inc.	1,245,340
5,000	Lam Research Corp.*	255,950
		1,501,290
Super-Regional Banks — 0.4%
5,100	Comerica, Inc.	200,481
21,800	KeyCorp	248,520
11,300	U.S. Bancorp	413,354
27,980	Wells Fargo & Co.	1,156,134
		2,018,489
Telecommunication Equipment — 0%
11,500	Juniper Networks, Inc.*	228,390
Telecommunication Equipment - Fiber Optics — 0.1%
22,700	Corning, Inc.	331,193
Telephone - Integrated — 0.8%
100,658	AT&T, Inc.	3,404,254
18,100	Verizon Communications, Inc.	844,546
		4,248,800
Television — 0.1%
14,600	CBS Corp. - Class B	805,336
Tobacco — 1.5%
80,700	Altria Group, Inc.	2,772,045
19,300	Lorillard, Inc.	864,254
31,200	Philip Morris International, Inc.	2,701,608
32,000	Reynolds American, Inc.	1,560,960
		7,898,867
Tools - Hand Held — 0.5%
28,600	Snap-on, Inc.	2,845,700
Toys — 0.2%
15,500	Hasbro, Inc.	730,670
11,900	Mattel, Inc.	498,134
		1,228,804
Transportation - Railroad — 0.1%
1,300	Kansas City Southern	142,168
1,400	Union Pacific Corp.	217,476
		359,644
Vitamins and Nutrition Products — 0.1%
7,100	Mead Johnson Nutrition Co.	527,246
Web Portals/Internet Service Providers — 2.1%
7,000	Google, Inc. - Class A*	6,131,370
152,100	Yahoo!, Inc.*	5,043,636
		11,175,006
Wireless Equipment — 1.3%
91,800	Crown Castle International Corp.*	6,704,154
8,600	Motorola Solutions, Inc.	510,668
		7,214,822
Total Common Stock (cost $446,995,221)		539,488,551
Money Market — 0.7%
4,070,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $4,070,000)	4,070,000
Total Investments (total cost $451,065,221) – 100%		$543,558,551

Summary of Investments by Country – (Long Positions) September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
United States††	$543,558,551	100.0%
Total	$543,558,551	100.0%

††	Includes Cash Equivalents of 0.7%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13
INTECH U.S. Core Fund

Janus Cash Liquidity Fund LLC	78,267,296	$78,267,296	(77,290,961)	$(77,290,961)	$-	$1,201	$4,070,000

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013 )	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:

Common Stock	$539,488,551	$—	$—

Money Market	—	4,070,000	—

Total Investments in Securities	$539,488,551	$4,070,000	$—

INTECH U.S. Growth Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.9%
Advanced Materials/Production — 0.3%
23,000	Hexcel Corp.*	$892,400
Advertising Agencies — 0.7%
52,100	Interpublic Group of Cos., Inc.	895,078
15,100	Omnicom Group, Inc.	957,944
		1,853,022
Advertising Sales — 0%
2,300	Lamar Advertising Co. - Class A*	108,169
Aerospace and Defense — 1.9%
12,100	Boeing Co.	1,421,750
14,300	Lockheed Martin Corp.	1,823,965
12,900	Rockwell Collins, Inc.	875,394
6,700	Spirit Aerosystems Holdings, Inc. - Class A*	162,408
8,100	TransDigm Group, Inc.	1,123,470
		5,406,987
Aerospace and Defense – Equipment — 1.1%
21,600	B/E Aerospace, Inc.*	1,594,512
7,400	Triumph Group, Inc.	519,628
8,600	United Technologies Corp.	927,252
		3,041,392
Agricultural Chemicals — 0.1%
3,200	Monsanto Co.	333,984
Airlines — 1.3%
12,900	Copa Holdings S.A. - Class A	1,788,843
42,700	Delta Air Lines, Inc.	1,007,293
38,200	Southwest Airlines Co.	556,192
8,500	United Continental Holdings, Inc.*	261,035
		3,613,363
Apparel Manufacturers — 1.4%
15,500	Carter's, Inc.	1,176,295
20,700	Hanesbrands, Inc.	1,289,817
4,700	Under Armour, Inc. - Class A*	373,415
5,400	VF Corp.	1,074,870
		3,914,397
Applications Software — 1.1%
66,500	Microsoft Corp.	2,215,115
5,900	NetSuite, Inc.*	636,846
2,900	ServiceNow, Inc.	150,655
		3,002,616
Athletic Footwear — 0.1%
5,100	NIKE, Inc. - Class B	370,464
Auction House - Art Dealer — 0.1%
7,000	KAR Auction Services, Inc.	197,470
Automotive - Cars and Light Trucks — 0.8%
27,300	Ford Motor Co.	460,551
8,800	Tesla Motors, Inc.*	1,702,096
		2,162,647
Automotive - Medium and Heavy Duty Trucks — 0.1%
2,400	PACCAR, Inc.	133,584
Automotive - Truck Parts and Equipment - Original — 0.7%
2,300	BorgWarner, Inc.	233,197
25,500	Delphi Automotive PLC	1,489,710
2,300	Lear Corp.	164,611
700	Visteon Corp.*	52,948
		1,940,466
Beverages - Non-Alcoholic — 1.3%
37,500	Coca-Cola Co.	1,420,500
20,100	Dr. Pepper Snapple Group, Inc.	900,882
8,700	Monster Beverage Corp.*	454,575
11,800	PepsiCo, Inc.	938,100
		3,714,057
Beverages - Wine and Spirits — 0.6%
13,200	Brown-Forman Corp. - Class B	899,316
13,300	Constellation Brands, Inc. - Class A*	763,420
		1,662,736
Broadcast Services and Programming — 0.9%
11,700	Discovery Communications, Inc. - Class A*	987,714
9,200	Scripps Networks Interactive, Inc. - Class A	718,612
25,500	Starz - Class A*	717,315
		2,423,641
Building - Heavy Construction — 0.2%
6,400	Chicago Bridge & Iron Co. N.V.	433,728
Building - Mobile Home and Manufactured Homes — 0.3%
14,400	Thor Industries, Inc.	835,776
Building and Construction Products - Miscellaneous — 0%
700	Fortune Brands Home & Security, Inc.	29,141
Building Products - Air and Heating — 0%
500	Lennox International, Inc.	37,630
Building Products - Cement and Aggregate — 0.1%
2,200	Martin Marietta Materials, Inc.	215,974
Cable/Satellite Television — 3.7%
14,400	Cablevision Systems Corp. - Class A	242,496
7,100	Charter Communications, Inc. - Class A*	956,796
73,800	Comcast Corp. - Class A	3,332,070
6,400	DIRECTV*	382,400
14,500	DISH Network Corp. - Class A	652,645
30,335	Liberty Global PLC - Class A*	2,407,082
22,200	Time Warner Cable, Inc.	2,477,520
		10,451,009
Casino Hotels — 0%
400	Wynn Resorts, Ltd.	63,204
Casino Services — 0.4%
7,100	Bally Technologies, Inc.*	511,626
29,400	International Game Technology	556,542
		1,068,168
Cellular Telecommunications — 0%
13,800	Sprint Corp.	85,698
Chemicals - Diversified — 0.4%
11,200	E.I. du Pont de Nemours & Co.	655,872
3,000	FMC Corp.	215,160
2,900	LyondellBasell Industries N.V. - Class A	212,367
		1,083,399
Chemicals - Specialty — 0.8%
11,014	Ecolab, Inc.	1,087,743
3,700	International Flavors & Fragrances, Inc.	304,510
500	NewMarket Corp.	143,955
1,200	Sigma-Aldrich Corp.	102,360
8,200	WR Grace & Co.*	716,680
		2,355,248
Coatings and Paint Products — 1.4%
21,800	Sherwin-Williams Co.	3,971,524
Coffee — 0.3%
10,600	Green Mountain Coffee Roasters, Inc.*	798,498
Commercial Banks — 0%
1,200	Signature Bank*	109,824
Commercial Services — 0.1%
7,600	Cintas Corp.	389,120
Commercial Services - Finance — 5.7%
11,700	Alliance Data Systems Corp.*	2,474,199
27,900	Automatic Data Processing, Inc.	2,019,402
7,500	Equifax, Inc.	448,875
19,200	FleetCor Technologies, Inc.*	2,115,072
80,800	H&R Block, Inc.	2,154,128
34,900	Lender Processing Services, Inc.	1,161,123
500	MasterCard, Inc. - Class A	336,390
27,900	McGraw Hill Financial, Inc.	1,829,961
14,900	Moody's Corp.	1,047,917
26,300	SEI Investments Co.	812,933
45,900	Vantiv, Inc. - Class A*	1,282,446
22,100	Western Union Co.	412,386
		16,094,832
Computer Services — 2.6%
29,100	Accenture PLC - Class A (U.S. Shares)	2,142,924
28,800	International Business Machines Corp.	5,333,184
		7,476,108
Computers — 1.9%
11,000	Apple, Inc.	5,244,250
Computers - Integrated Systems — 0.8%
5,800	3D Systems Corp.*	313,142
13,600	Jack Henry & Associates, Inc.	701,896
16,700	NCR Corp.*	661,487
34,900	Riverbed Technology, Inc.*	509,191
		2,185,716
Computers - Memory Devices — 0.3%
7,800	NetApp, Inc.	332,436
6,400	SanDisk Corp.	380,864
		713,300
Consulting Services — 0.4%
10,800	Gartner, Inc.*	648,000
32,300	Genpact, Ltd.	609,824
		1,257,824
Consumer Products - Miscellaneous — 1.6%
4,900	Clorox Co.	400,428
9,200	Jarden Corp.*	445,280
24,900	Kimberly-Clark Corp.	2,346,078
15,500	Tupperware Brands Corp.	1,338,735
		4,530,521
Containers - Metal and Glass — 0.1%
600	Crown Holdings, Inc.*	25,368
1,500	Owens-Illinois, Inc.*	45,030
6,200	Silgan Holdings, Inc.	291,400
		361,798
Containers - Paper and Plastic — 1.0%
10,800	Bemis Co., Inc.	421,308
34,200	Packaging Corp. of America	1,952,478
2,900	Rock-Tenn Co. - Class A	293,683
9,200	Sealed Air Corp.	250,148
		2,917,617
Cosmetics and Toiletries — 0.6%
30,400	Colgate-Palmolive Co.	1,802,720
Data Processing and Management — 1.4%
9,200	Broadridge Financial Solutions, Inc.	292,100
17,400	Dun & Bradstreet Corp.	1,806,990
6,800	Fidelity National Information Services, Inc.	315,792
5,900	Fiserv, Inc.*	596,195
25,900	Paychex, Inc.	1,052,576
		4,063,653
Decision Support Software — 0%
2,100	MSCI, Inc.*	84,546
Dental Supplies and Equipment — 0.1%
5,500	Patterson Cos., Inc.	221,100
Diagnostic Equipment — 0.6%
20,800	Life Technologies Corp.*	1,556,464
Dialysis Centers — 0.1%
5,700	DaVita HealthCare Partners, Inc.*	324,330
Disposable Medical Products — 0.1%
2,700	C.R. Bard, Inc.	311,040
Distribution/Wholesale—0.5%
5,300	Genuine Parts Co.	428,717
20,600	LKQ Corp.*	656,316
1,300	W.W. Grainger, Inc.	340,223
		1,425,256
Diversified Operations — 2.3%
20,000	3M Co.	2,388,200
13,200	Colfax Corp.*	745,668
3,400	Crane Co.	209,678
900	Danaher Corp.	62,388
4,000	Dover Corp.	359,320
5,400	Illinois Tool Works, Inc.	411,858
22,300	Ingersoll-Rand PLC	1,448,162
6,800	ITT Corp.	244,460
22,800	Leucadia National Corp.	621,072
		6,490,806
E-Commerce/Products—0.5%
2,000	Amazon.com, Inc.*	625,280
14,400	eBay, Inc.*	803,376
		1,428,656
E-Commerce/Services—1.3%
67,900	Groupon, Inc.*	761,159
17,100	IAC / InterActiveCorp	934,857
11,700	Liberty Interactive Corp. - Class A*	274,599
3,200	Liberty Ventures*	282,144
500	priceline.com, Inc.*	505,475
12,900	TripAdvisor, Inc.	978,336
		3,736,570
Electric Products – Miscellaneous — 0.1%
1,850	AMETEK, Inc.	85,137
1,800	Emerson Electric Co.	116,460
		201,597
Electric – Transmission — 0.2%
5,100	ITC Holdings Corp.	478,686
Electronic Components - Miscellaneous — 0.3%
33,000	Gentex Corp.	844,470
Electronic Components – Semiconductors — 1.0%
155,900	Advanced Micro Devices, Inc.*	592,420
9,800	Cree, Inc.*	589,862
22,300	Intel Corp.	511,116
15,800	LSI Corp.	123,556
1,000	Microchip Technology, Inc.	40,290
7,000	Rovi Corp.*	134,190
4,100	Texas Instruments, Inc.	165,107
13,100	Xilinx, Inc.	613,866
		2,770,407
Electronic Connectors — 0.1%
2,900	Amphenol Corp. - Class A	224,402
Electronic Design Automation — 0.2%
38,200	Cadence Design Systems, Inc.*	515,700
Electronic Forms — 0.2%
11,900	Adobe Systems, Inc.*	618,086
Electronic Measuring Instruments — 0.1%
4,600	FLIR Systems, Inc.	144,440
Enterprise Software/Services — 0.4%
2,200	Concur Technologies, Inc.*	243,100
22,800	Oracle Corp.	756,276
		999,376
Entertainment Software — 0.3%
35,200	Electronic Arts, Inc.*	899,360
Finance - Consumer Loans — 0%
1,100	Ocwen Financial Corp.*	61,347
Finance - Credit Card — 1.6%
22,900	American Express Co.	1,729,408
14,400	Visa, Inc. - Class A	2,751,840
		4,481,248
Finance - Investment Bankers/Brokers — 0.5%
35,400	Charles Schwab Corp.	748,356
19,100	LPL Financial Holdings, Inc.	731,721
		1,480,077
Finance - Other Services — 0.7%
37,700	CBOE Holdings, Inc.	1,705,171
1,900	IntercontinentalExchange, Inc.*	344,698
		2,049,869
Food - Baking — 0.2%
25,350	Flowers Foods, Inc.	543,504
Food - Confectionary — 0.7%
13,200	Hershey Co.	1,221,000
7,500	J.M. Smucker Co.	787,800
		2,008,800
Food - Meat Products — 0.5%
21,700	Hillshire Brands Co.	667,058
16,800	Hormel Foods Corp.	707,616
		1,374,674
Food - Miscellaneous/Diversified — 2.2%
31,100	Campbell Soup Co.	1,266,081
22,100	General Mills, Inc.	1,059,032
1,600	Ingredion, Inc.	105,872
17,200	Kellogg Co.	1,010,156
15,200	Kraft Foods Group, Inc.	797,088
31,000	McCormick & Co., Inc.	2,005,700
		6,243,929
Food - Retail — 0.8%
6,500	Fresh Market, Inc.*	307,515
35,200	Kroger Co.	1,419,968
9,400	Whole Foods Market, Inc.	549,900
		2,277,383
Food - Wholesale/Distribution — 0.2%
19,600	Sysco Corp.	623,868
Gas - Transportation — 0.1%
9,000	Questar Corp.	202,410
General Merchant Wholesalers — 0.6%
17,700	Nu Skin Enterprises, Inc. - Class A	1,694,598
Hazardous Waste Disposal — 0.1%
3,400	Stericycle, Inc.*	392,360
Home Decoration Products — 0%
3,600	Newell Rubbermaid, Inc.	99,000
Independent Power Producer — 0.1%
8,000	Calpine Corp.*	155,440
Industrial Automation and Robotics — 0%
1,500	Nordson Corp.	110,445
Industrial Gases — 0.2%
4,200	Airgas, Inc.	445,410
2,000	Praxair, Inc.	240,420
		685,830
Instruments - Controls — 0.1%
3,800	Honeywell International, Inc.	315,552
Instruments - Scientific — 0.1%
3,200	Waters Corp.*	339,872
Insurance Brokers — 0.7%
7,600	Aon PLC	565,744
14,200	Arthur J. Gallagher & Co.	619,830
2,600	Brown & Brown, Inc.	83,460
18,200	Marsh & McLennan Cos., Inc.	792,610
		2,061,644
Internet Applications Software — 0.3%
15,200	Splunk, Inc.	912,608
Internet Content - Entertainment — 0.1%
7,000	Pandora Media, Inc.*	175,910
Internet Content - Information/News — 0.1%
1,500	LinkedIn Corp. - Class A*	369,090
Investment Management and Advisory Services — 0.4%
3,300	Ameriprise Financial, Inc.	300,564
1,000	BlackRock, Inc.	270,620
2,500	Eaton Vance Corp.	97,075
12,700	Federated Investors, Inc. - Class B	344,932
1,600	Franklin Resources, Inc.	80,880
2,500	Waddell & Reed Financial, Inc. - Class A	128,700
		1,222,771
Life and Health Insurance — 0.4%
14,400	Prudential Financial, Inc.	1,122,912
Machine Tools and Related Products — 0.1%
3,200	Lincoln Electric Holdings, Inc.	213,184
Machinery - General Industrial — 0.6%
5,000	Babcock & Wilcox Co.	168,600
1,500	IDEX Corp.	97,875
8,200	Roper Industries, Inc.	1,089,534
4,600	Wabtec Corp.	289,202
		1,645,211
Machinery - Pumps — 0.3%
10,900	Flowserve Corp.	680,051
2,900	Graco, Inc.	214,774
		894,825
Medical - Biomedical and Genetic — 4.5%
34,700	Amgen, Inc.	3,884,318
8,400	Biogen Idec, Inc.*	2,022,384
7,100	Celgene Corp.*	1,092,903
700	Cubist Pharmaceuticals, Inc.*	44,485
29,600	Gilead Sciences, Inc.*	1,860,064
21,800	Illumina, Inc.*	1,762,094
1,400	Regeneron Pharmaceuticals, Inc.*	438,018
19,900	United Therapeutics Corp.*	1,569,115
1,500	Vertex Pharmaceuticals, Inc.*	113,730
		12,787,111
Medical - Drugs — 2.9%
30,600	AbbVie, Inc.	1,368,738
7,500	Alkermes PLC*	252,150
37,300	Bristol-Myers Squibb Co.	1,726,244
2,400	Eli Lilly & Co.	120,792
24,100	Endo Health Solutions, Inc.*	1,095,104
500	Jazz Pharmaceuticals PLC*	45,985
15,700	Johnson & Johnson	1,361,033
5,100	Medivation, Inc.*	305,694
28,200	Salix Pharmaceuticals, Ltd.*	1,886,016
2,500	Zoetis, Inc.	77,800
		8,239,556
Medical - Generic Drugs — 1.2%
12,800	Actavis, Inc.	1,843,200
31,100	Mylan, Inc.*	1,187,087
3,300	Perrigo Co.	407,154
		3,437,441
Medical - HMO — 0.7%
20,600	Aetna, Inc.	1,318,812
10,300	Cigna Corp.	791,658
		2,110,470
Medical - Hospitals — 0.4%
2,000	Community Health Systems, Inc.	83,000
54,400	Health Management Associates, Inc. - Class A*	696,320
1,400	Tenet Healthcare Corp.*	57,666
5,700	Universal Health Services, Inc. - Class B	427,443
		1,264,429
Medical - Wholesale Drug Distributors — 0.5%
19,800	AmerisourceBergen Corp.	1,209,780
800	McKesson Corp.	102,640
		1,312,420
Medical Information Systems — 0.1%
5,000	Cerner Corp.*	262,750
Medical Instruments — 0.3%
11,000	St. Jude Medical, Inc.	590,040
3,600	Techne Corp.	288,216
		878,256
Medical Labs and Testing Services — 0.6%
3,900	Covance, Inc.*	337,194
12,600	Laboratory Corp. of America Holdings*	1,249,164
2,700	Quest Diagnostics, Inc.	166,833
		1,753,191
Medical Products — 1.0%
10,700	Baxter International, Inc.	702,883
9,000	Becton, Dickinson and Co.	900,180
6,100	Cooper Cos., Inc.	791,109
2,400	Henry Schein, Inc.*	248,880
1,700	Stryker Corp.	114,903
1,400	Zimmer Holdings, Inc.	114,996
		2,872,951
Metal Processors and Fabricators — 0.1%
1,800	Precision Castparts Corp.	409,032
Motion Pictures and Services — 0.2%
18,100	Lions Gate Entertainment Corp. (U.S. Shares)*	634,405
Multi-Line Insurance — 0.1%
6,700	American Financial Group, Inc.	362,202
Multimedia — 2.0%
1,600	FactSet Research Systems, Inc.	174,560
46,500	Twenty-First Century Fox, Inc. - Class A	1,557,750
19,700	Viacom, Inc. - Class B	1,646,526
37,500	Walt Disney Co.	2,418,375
		5,797,211
Non-Hazardous Waste Disposal — 0.3%
11,100	Waste Connections, Inc.	504,051
8,900	Waste Management, Inc.	367,036
		871,087
Office Automation and Equipment — 0.1%
17,300	Pitney Bowes, Inc.	314,687
Oil - Field Services — 0%
1,200	Halliburton Co.	57,780
Oil and Gas Drilling — 0.1%
7,700	Seadrill, Ltd.	347,116
Oil Companies - Exploration and Production — 1.2%
43,400	Cabot Oil & Gas Corp.	1,619,688
9,500	EQT Corp.	842,840
4,300	Noble Energy, Inc.	288,143
2,300	Pioneer Natural Resources Co.	434,240
600	Range Resources Corp.	45,534
1,600	SM Energy Co.	123,504
		3,353,949
Oil Field Machinery and Equipment — 0.1%
800	Dril-Quip, Inc.*	91,800
3,600	FMC Technologies, Inc.*	199,512
		291,312
Oil Refining and Marketing — 0.3%
25,100	Cheniere Energy, Inc.*	856,914
Other Specialty Retail - Discretionary — 0.4%
21,700	GNC Holdings, Inc. - Class A	1,185,471
Pharmacy Services — 0.2%
7,035	Express Scripts Holding Co.*	434,622
Physical Practice Management — 0.1%
1,700	MEDNAX, Inc.*	170,680
Pipelines — 0.2%
12,847	Kinder Morgan, Inc.	456,968
Power Converters and Power Supply Equipment — 0.1%
2,700	Hubbell, Inc. - Class B	282,798
Printing - Commercial — 0.2%
34,800	R.R. Donnelley & Sons Co.	549,840
Professional Sports — 0.1%
2,600	Madison Square Garden Co. - Class A*	150,982
Property and Casualty Insurance — 0.8%
5,700	Arch Capital Group, Ltd.*	308,541
12,200	Hanover Insurance Group, Inc.	674,904
13,700	Progressive Corp.	373,051
11,400	Travelers Cos., Inc.	966,378
		2,322,874
Publishing - Newspapers — 0.2%
27,000	News Corp. - Class A*	433,620
Publishing - Periodicals — 0.1%
8,800	Nielsen Holdings N.V.	320,760
Quarrying — 0.2%
6,700	Compass Minerals International, Inc.	511,009
Real Estate Management/Services — 0%
3,000	CBRE Group, Inc. - Class A*	69,390
Recreational Vehicles — 0.2%
4,800	Polaris Industries, Inc.	620,064
Reinsurance — 0.5%
7,000	Allied World Assurance Co. Holdings A.G.	695,730
8,300	Axis Capital Holdings, Ltd.	359,473
5,200	Endurance Specialty Holdings, Ltd.	279,344
2,300	Validus Holdings, Ltd.	85,054
		1,419,601
REIT - Apartments — 0.2%
20,500	Apartment Investment & Management Co. - Class A	572,770
REIT - Diversified — 0.9%
10,700	Corrections Corp. of America	369,685
13,300	Plum Creek Timber Co., Inc.	622,839
11,050	Rayonier, Inc.	614,932
34,600	Weyerhaeuser Co.	990,598
		2,598,054
REIT - Health Care — 0.1%
10,600	Omega Healthcare Investors, Inc.	316,622
3,200	Senior Housing Properties Trust	74,688
400	Ventas, Inc.	24,600
		415,910
REIT - Multi-Housing — 0.3%
20,800	Equity Lifestyle Properties, Inc.	710,736
REIT - Office Property — 0%
600	Boston Properties, Inc.	64,140
REIT - Regional Malls — 0.1%
2,800	Simon Property Group, Inc.	415,044
REIT - Storage — 0.3%
6,800	Extra Space Storage, Inc.	311,100
3,000	Public Storage	481,650
		792,750
Rental Auto/Equipment — 0.4%
18,600	Avis Budget Group, Inc.*	536,238
27,200	Hertz Global Holdings, Inc.*	602,752
		1,138,990
Resorts and Theme Parks — 0.1%
10,800	Six Flags Entertainment Corp.	364,932
Respiratory Products — 0.3%
14,300	ResMed, Inc.	755,326
Retail - Apparel and Shoe — 1.4%
5,300	Coach, Inc.	289,009
4,300	DSW, Inc. - Class A	366,876
2,000	Foot Locker, Inc.	67,880
34,800	Gap, Inc.	1,401,744
13,600	L Brands, Inc.	830,960
14,200	Ross Stores, Inc.	1,033,760
		3,990,229
Retail - Auto Parts — 0.3%
1,500	Advance Auto Parts, Inc.	124,020
600	AutoZone, Inc.*	253,638
4,400	O'Reilly Automotive, Inc.*	561,396
		939,054
Retail - Automobile — 0.1%
2,500	CarMax, Inc.*	121,175
2,200	Copart, Inc.*	69,938
		191,113
Retail - Bedding — 0.1%
5,100	Bed Bath & Beyond, Inc.*	394,536
Retail - Building Products — 1.2%
36,400	Home Depot, Inc.	2,760,940
11,300	Lowe's Cos., Inc.	537,993
		3,298,933
Retail - Consumer Electronics — 0.2%
17,200	Best Buy Co., Inc.	645,000
Retail - Discount — 1.4%
10,200	Costco Wholesale Corp.	1,174,224
7,500	Dollar General Corp.*	423,450
3,800	Dollar Tree, Inc.*	217,208
2,600	Family Dollar Stores, Inc.	187,252
19,100	Target Corp.	1,222,018
10,500	Wal-Mart Stores, Inc.	776,580
		4,000,732
Retail - Drug Store — 0.8%
11,700	CVS Caremark Corp.	663,975
30,800	Walgreen Co.	1,657,040
		2,321,015
Retail - Gardening Products — 0.1%
5,000	Tractor Supply Co.	335,850
Retail - Jewelry — 0.2%
8,300	Tiffany & Co.	635,946
Retail - Mail Order — 0.1%
4,700	Williams-Sonoma, Inc.	264,140
Retail - Major Department Stores — 0.8%
3,900	Nordstrom, Inc.	219,180
35,300	TJX Cos., Inc.	1,990,567
		2,209,747
Retail - Miscellaneous/Diversified — 0.3%
34,100	Sally Beauty Holdings, Inc.*	892,056
Retail - Perfume and Cosmetics — 0.1%
1,800	Ulta Salon, Cosmetics & Fragrance, Inc.	215,028
Retail - Pet Food and Supplies — 0.2%
7,400	PetSmart, Inc.	564,324
Retail - Regional Department Stores — 0.2%
14,500	Macy's, Inc.	627,415
Retail - Restaurants — 1.7%
6,500	Brinker International, Inc.	263,445
15,400	Burger King Worldwide, Inc.	300,608
700	Chipotle Mexican Grill, Inc.*	300,090
7,300	Darden Restaurants, Inc.	337,917
13,100	Domino's Pizza, Inc.	890,145
14,800	Dunkin' Brands Group, Inc.	669,848
12,800	McDonald's Corp.	1,231,488
2,000	Panera Bread Co. - Class A*	317,060
5,400	Starbucks Corp.	415,638
		4,726,239
Retail - Sporting Goods — 0.1%
7,300	Dick's Sporting Goods, Inc.	389,674
Rubber - Tires — 0.1%
18,400	Goodyear Tire & Rubber Co.	413,080
Semiconductor Components/Integrated Circuits — 0.1%
3,000	QUALCOMM, Inc.	202,080
Semiconductor Equipment — 0.3%
35,700	Applied Materials, Inc.	626,178
1,500	Lam Research Corp.*	76,785
		702,963
Shipbuilding — 0.1%
4,700	Huntington Ingalls Industries, Inc.	316,780
Soap and Cleaning Preparations — 0.3%
15,800	Church & Dwight Co., Inc.	948,790
Telecommunication Equipment — 0.1%
3,800	Harris Corp.	225,340
Telecommunication Services — 0.4%
9,100	NeuStar, Inc. - Class A*	450,268
21,800	tw telecom, inc.*	651,057
		1,101,325
Telephone - Integrated — 0.2%
12,000	Verizon Communications, Inc.	559,920
Television — 0.6%
13,300	AMC Networks, Inc. - Class A*	910,784
14,800	CBS Corp. - Class B	816,368
		1,727,152
Therapeutics — 0.5%
56,400	Warner Chilcott PLC - Class A	1,288,740
Tobacco — 2.4%
58,200	Altria Group, Inc.	1,999,170
11,200	Lorillard, Inc.	501,536
34,800	Philip Morris International, Inc.	3,013,332
24,400	Reynolds American, Inc.	1,190,232
		6,704,270
Tools - Hand Held — 0.1%
1,700	Snap-on, Inc.	169,150
Toys — 0.9%
18,400	Hasbro, Inc.	867,376
43,300	Mattel, Inc.	1,812,538
		2,679,914
Transactional Software — 0.2%
8,400	Solera Holdings, Inc.	444,108
Transportation - Railroad — 0.5%
500	Kansas City Southern	54,680
400	Norfolk Southern Corp.	30,940
8,100	Union Pacific Corp.	1,258,254
		1,343,874
Transportation - Services — 0.1%
2,100	United Parcel Service, Inc. - Class B	191,877
Transportation - Truck — 0.2%
5,700	Con-way, Inc.	245,613
5,600	Old Dominion Freight Line, Inc.*	257,544
		503,157
Vitamins and Nutrition Products — 0.2%
7,700	Herbalife, Ltd.	537,229
Water — 0.2%
26,875	Aqua America, Inc.	664,619
Web Portals/Internet Service Providers — 1.3%
4,100	Google, Inc. - Class A*	3,591,231
Wireless Equipment — 1.4%
8,100	Crown Castle International Corp.*	591,543
3,500	Motorola Solutions, Inc.	207,830
39,000	SBA Communications Corp. - Class A*	3,137,940
		3,937,313
Total Common Stock (cost $219,288,217)		280,246,872
Money Market — 1.1%
3,159,180	Janus Cash Liquidity Fund LLC, 0%£ (cost $3,159,180)	3,159,180
Total Investments (total cost $222,447,397) – 100%		$283,406,052

Summary of Investments by Country – (Long Positions)

September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
India	$609,824	0.2%
Norway	347,116	0.1%
Panama	1,788,843	0.7%
United States††	280,660,269	99.0%
Total	$283,406,052	100.0%

††  Includes Cash Equivalents of 1.1%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange

* Non-income producing security.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13
INTECH U.S. Growth Fund

Janus Cash Liquidity Fund LLC	13,257,228	$13,257,228	(11,205,048)	$(11,205,048)	$-	$309	$3,159,180

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:

Common Stock	$280,246,872	$—	$—

Money Market	—	3,159,180	—

Total Investments in Securities	$280,246,872	$3,159,180	$—

INTECH U.S. Value Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.3%
Advertising Agencies — 0.1%
7,900	Interpublic Group of Cos., Inc.	$135,722
Aerospace and Defense — 2.1%
1,900	General Dynamics Corp.	166,288
9,900	Northrop Grumman Corp.	943,074
10,500	Raytheon Co.	809,235
4,100	Spirit Aerosystems Holdings, Inc. - Class A*	99,384
		2,017,981
Aerospace and Defense – Equipment — 0.5%
2,800	Alliant Techsystems, Inc.	273,168
400	B/E Aerospace, Inc.*	29,528
6,300	Exelis, Inc.	98,973
900	Triumph Group, Inc.	63,198
500	United Technologies Corp.	53,910
		518,777
Agricultural Operations — 0.2%
3,100	Archer-Daniels-Midland Co.	114,204
1,300	Bunge, Ltd.	98,683
		212,887
Airlines — 1.1%
22,900	Delta Air Lines, Inc.	540,211
35,200	Southwest Airlines Co.	512,512
		1,052,723
Appliances — 0.2%
1,600	Whirlpool Corp.	234,304
Auction House - Art Dealer — 0%
1,600	KAR Auction Services, Inc.	45,136
Audio and Video Products — 0.1%
900	Harman International Industries, Inc.	59,607
Automotive - Cars and Light Trucks — 0.6%
17,100	Ford Motor Co.	288,477
8,000	General Motors Co.*	287,760
		576,237
Automotive - Medium and Heavy Duty Trucks — 0.1%
1,300	PACCAR, Inc.	72,358
Automotive - Truck Parts and Equipment - Original — 0.5%
2,400	Johnson Controls, Inc.	99,600
3,000	Lear Corp.	214,710
1,800	TRW Automotive Holdings Corp.*	128,358
		442,668
Batteries & Battery Systems — 0.2%
2,100	Energizer Holdings, Inc.	191,415
Beverages - Wine and Spirits — 0.1%
1,400	Beam, Inc.	90,510
900	Constellation Brands, Inc. - Class A*	51,660
		142,170
Brewery — 0.4%
6,800	Molson Coors Brewing Co. - Class B	340,884
Broadcast Services and Programming — 0%
774	Starz - Class A*	21,773
Building and Construction Products - Miscellaneous — 0.1%
1,300	Fortune Brands Home & Security, Inc.	54,119
700	Owens Corning*	26,586
		80,705
Building Products - Cement and Aggregate — 0.1%
1,100	Vulcan Materials Co.	56,991
Cable/Satellite Television — 0.9%
18,650	Comcast Corp. - Class A	842,047
400	Liberty Global PLC - Class A*	31,740
		873,787
Casino Hotels — 0%
500	MGM Resorts International*	10,220
Cellular Telecommunications — 0.8%
47,934	Sprint Corp.	297,670
17,000	T-Mobile U.S., Inc.	441,490
		739,160
Chemicals - Diversified — 0.2%
500	PPG Industries, Inc.	83,530
1,100	Rockwood Holdings, Inc.	73,590
		157,120
Chemicals - Specialty — 0.2%
500	Ashland, Inc.	46,240
2,200	Cabot Corp.	93,962
400	Sigma-Aldrich Corp.	34,120
100	WR Grace & Co.*	8,740
		183,062
Commercial Banks — 3.0%
600	Bank of Hawaii Corp.	32,670
2,200	BankUnited, Inc.	68,618
6,200	BB&T Corp.	209,250
12,400	CapitalSource, Inc.	147,312
2,300	CIT Group, Inc.*	112,171
3,200	City National Corp.	213,312
7,000	Commerce Bancshares, Inc.	306,670
2,000	Cullen / Frost Bankers, Inc.	141,100
3,600	East West Bancorp, Inc.	115,020
3,600	M&T Bank Corp.	402,912
4,600	Popular, Inc.*	120,658
23,600	Regions Financial Corp.	218,536
1,600	Signature Bank*	146,432
3,100	SVB Financial Group*	267,747
1,400	TCF Financial Corp.	19,992
12,400	Zions Bancorp	340,008
		2,862,408
Commercial Services — 0.1%
1,200	Cintas Corp.	61,440
Commercial Services - Finance — 0.2%
1,000	Lender Processing Services, Inc.	33,270
2,500	McGraw Hill Financial, Inc.	163,975
1,200	Total System Services, Inc.	35,304
		232,549
Computer Services — 0%
500	Computer Sciences Corp.	25,870
Computers — 1.8%
800	Apple, Inc.	381,400
19,900	Dell, Inc.	274,023
51,000	Hewlett-Packard Co.	1,069,980
		1,725,403
Computers - Integrated Systems — 0.1%
2,100	Diebold, Inc.	61,656
Computers - Memory Devices — 1.2%
4,200	EMC Corp.	107,352
4,000	SanDisk Corp.	238,040
11,800	Western Digital Corp.	748,120
		1,093,512
Computers – Peripheral Equipment — 0.1%
1,800	Lexmark International, Inc. - Class A	59,400
Consulting Services — 0.8%
3,425	Leidos Holdings, Inc.	155,906
1,957	Science Applications International Corp.	66,054
5,100	Towers Watson & Co. - Class A	545,496
		767,456
Consumer Products - Miscellaneous — 0.5%
1,500	Clorox Co.	122,580
3,400	Kimberly-Clark Corp.	320,348
		442,928
Containers - Metal and Glass — 0%
800	Owens-Illinois, Inc.*	24,016
Containers - Paper and Plastic — 0.3%
2,900	Bemis Co., Inc.	113,129
1,700	Rock-Tenn Co. - Class A	172,159
800	Sonoco Products Co.	31,152
		316,440
Cosmetics and Toiletries — 1.5%
18,600	Procter & Gamble Co.	1,405,974
Cruise Lines — 0.1%
2,100	Royal Caribbean Cruises, Ltd. (U.S. Shares)	80,388
Data Processing and Management — 0.6%
300	Dun & Bradstreet Corp.	31,155
11,100	Fidelity National Information Services, Inc.	515,484
1,000	Paychex, Inc.	40,640
		587,279
Diagnostic Equipment — 0.4%
4,600	Life Technologies Corp.*	344,218
Diagnostic Kits — 0.1%
4,300	Alere, Inc.*	131,451
Distribution/Wholesale—0.1%
300	Genuine Parts Co.	24,267
1,500	Ingram Micro, Inc. - Class A*	34,575
		58,842
Diversified Banking Institutions — 2.2%
32,400	Bank of America Corp.	447,120
7,470	Citigroup, Inc.	362,370
800	Goldman Sachs Group, Inc.	126,568
19,100	JPMorgan Chase & Co.	987,279
7,300	Morgan Stanley	196,735
		2,120,072
Diversified Operations — 3.0%
800	3M Co.	95,528
800	A.O. Smith Corp.	36,160
400	Crane Co.	24,668
900	Danaher Corp.	62,388
2,400	Dover Corp.	215,592
9,417	Eaton Corp. PLC	648,266
52,700	General Electric Co.	1,259,003
900	Illinois Tool Works, Inc.	68,643
2,800	Leggett & Platt, Inc.	84,420
11,832	Leucadia National Corp.	322,304
700	Pentair, Ltd.	45,458
200	Trinity Industries, Inc.	9,070
		2,871,500
E-Commerce/Services—0.2%
8,000	Liberty Interactive Corp. - Class A*	187,760
Electric - Integrated — 3.4%
600	Alliant Energy Corp.	29,730
800	American Electric Power Co., Inc.	34,680
5,200	CMS Energy Corp.	136,864
1,400	Dominion Resources, Inc.	87,472
3,400	DTE Energy Co.	224,332
2,997	Duke Energy Corp.	200,140
700	Edison International	32,242
4,600	Entergy Corp.	290,674
300	Exelon Corp.	8,892
700	Integrys Energy Group, Inc.	39,123
3,200	NextEra Energy, Inc.	256,512
6,961	Northeast Utilities	287,141
14,100	NV Energy, Inc.	332,901
13,900	OGE Energy Corp.	501,651
800	PG&E Corp.	32,736
500	Pinnacle West Capital Corp.	27,370
1,300	PPL Corp.	39,494
13,300	Public Service Enterprise Group, Inc.	437,969
2,800	SCANA Corp.	128,912
1,500	Southern Co.	61,770
300	Xcel Energy, Inc.	8,283
		3,198,888
Electronic Components - Miscellaneous — 0.2%
2,300	Gentex Corp.	58,857
3,700	Jabil Circuit, Inc.	80,216
7,700	Vishay Intertechnology, Inc.*	99,253
		238,326
Electronic Components – Semiconductors — 1.3%
600	Avago Technologies, Ltd.	25,872
5,100	First Solar, Inc.*	205,071
5,900	Intel Corp.	135,228
3,600	LSI Corp.	28,152
27,100	Micron Technology, Inc.*	473,437
14,900	NVIDIA Corp.	231,844
5,500	Rovi Corp.*	105,435
		1,205,039
Electronic Design Automation — 0.1%
3,700	Synopsys, Inc.*	139,490
Electronic Forms — 0.2%
3,700	Adobe Systems, Inc.*	192,178
Electronic Measuring Instruments — 0.1%
600	Agilent Technologies, Inc.	30,750
1,500	FLIR Systems, Inc.	47,100
		77,850
Electronics - Military — 0.1%
1,000	L-3 Communications Holdings, Inc.	94,500
Engineering - Research and Development Services — 0.2%
1,100	AECOM Technology Corp.*	34,397
1,200	Jacobs Engineering Group, Inc.*	69,816
1,300	KBR, Inc.	42,432
1,200	URS Corp.	64,500
		211,145
Enterprise Software/Services — 0.1%
3,600	CA, Inc.	106,812
Entertainment Software — 0.5%
24,300	Activision Blizzard, Inc.	405,081
3,400	Electronic Arts, Inc.*	86,870
		491,951
Fiduciary Banks — 1.3%
1,624	Bank of New York Mellon Corp.	49,029
3,300	Northern Trust Corp.	179,487
14,500	State Street Corp.	953,375
		1,181,891
Finance - Consumer Loans — 0.6%
23,500	SLM Corp.	585,150
Finance - Credit Card — 0.8%
15,300	Discover Financial Services	773,262
Finance - Investment Bankers/Brokers — 0.7%
11,700	Charles Schwab Corp.	247,338
8,300	E*TRADE Financial Corp.*	136,950
800	LPL Financial Holdings, Inc.	30,648
8,200	TD Ameritrade Holding Corp.	214,676
		629,612
Finance - Leasing Companies — 0.1%
2,100	Air Lease Corp.	58,086
Finance - Other Services — 1.0%
4,500	CME Group, Inc.	332,460
3,000	NASDAQ OMX Group, Inc.	96,270
12,600	NYSE Euronext	528,948
		957,678
Financial Guarantee Insurance — 0.2%
6,500	Assured Guaranty, Ltd.	121,875
3,000	MBIA, Inc.*	30,690
		152,565
Food - Confectionary — 0.6%
5,200	J.M. Smucker Co.	546,208
Food - Dairy Products — 0.1%
6,350	Dean Foods Co.*	122,555
Food - Meat Products — 0.3%
9,100	Tyson Foods, Inc. - Class A	257,348
Food - Miscellaneous/Diversified — 0.6%
4,200	Campbell Soup Co.	170,982
3,600	ConAgra Foods, Inc.	109,224
1,000	Ingredion, Inc.	66,170
1,100	Kellogg Co.	64,603
3,852	Mondelez International, Inc. - Class A	121,030
		532,009
Food - Retail — 0.3%
8,200	Safeway, Inc.	262,318
Food - Wholesale/Distribution — 0.3%
7,800	Sysco Corp.	248,274
Footwear and Related Apparel — 0%
700	Deckers Outdoor Corp.*	46,144
Funeral Services and Related Items — 0.1%
5,800	Service Corp. International	107,996
Gas - Distribution — 1.6%
15,300	CenterPoint Energy, Inc.	366,741
9,900	NiSource, Inc.	305,811
9,800	Sempra Energy	838,880
		1,511,432
Gas - Transportation — 0.4%
1,000	AGL Resources, Inc.	46,030
4,700	Atmos Energy Corp.	200,173
1,300	Questar Corp.	29,237
1,500	UGI Corp.	58,695
2,100	Vectren Corp.	70,035
		404,170
Home Decoration Products — 0.3%
11,100	Newell Rubbermaid, Inc.	305,250
Hotels and Motels — 0%
200	Starwood Hotels & Resorts Worldwide, Inc.	13,290
Human Resources — 0.1%
1,300	Manpowergroup, Inc.	94,562
Independent Power Producer — 0.4%
7,300	Calpine Corp.*	141,839
10,200	NRG Energy, Inc.	278,766
		420,605
Industrial Gases — 0.2%
1,400	Air Products & Chemicals, Inc.	149,198
Instruments - Scientific — 1.1%
10,800	Thermo Fisher Scientific, Inc.	995,220
Insurance Brokers — 0.5%
3,200	Aon PLC	238,208
3,200	Brown & Brown, Inc.	102,720
3,800	Marsh & McLennan Cos., Inc.	165,490
		506,418
Investment Companies — 0%
2,300	Ares Capital Corp.	39,767
Investment Management and Advisory Services — 1.2%
5,100	Ameriprise Financial, Inc.	464,508
1,200	BlackRock, Inc.	324,744
800	Federated Investors, Inc. - Class B	21,728
4,800	Invesco, Ltd.	153,120
4,400	Legg Mason, Inc.	147,136
		1,111,236
Life and Health Insurance — 2.0%
5,100	AFLAC, Inc.	316,149
1,000	Lincoln National Corp.	41,990
10,400	Principal Financial Group, Inc.	445,328
4,800	Protective Life Corp.	204,240
3,100	Prudential Financial, Inc.	241,738
1,800	StanCorp Financial Group, Inc.	99,036
6,200	Torchmark Corp.	448,570
4,100	Unum Group	124,804
		1,921,855
Machinery - Construction and Mining — 0.1%
1,700	Caterpillar, Inc.	141,729
Machinery - General Industrial — 0.1%
1,300	Babcock & Wilcox Co.	43,836
300	IDEX Corp.	19,575
		63,411
Medical - Drugs — 5.3%
10,400	Abbott Laboratories	345,176
17,700	Bristol-Myers Squibb Co.	819,156
5,000	Eli Lilly & Co.	251,650
3,200	Forest Laboratories, Inc.*	136,928
18,300	Johnson & Johnson	1,586,427
17,575	Merck & Co., Inc.	836,746
35,771	Pfizer, Inc.	1,026,985
		5,003,068
Medical - HMO — 3.8%
17,790	Aetna, Inc.	1,138,916
7,300	Cigna Corp.	561,078
2,500	Health Net, Inc.*	79,250
2,500	Humana, Inc.	233,325
10,300	UnitedHealth Group, Inc.	737,583
9,700	WellPoint, Inc.	811,017
		3,561,169
Medical - Hospitals — 0.6%
5,500	Community Health Systems, Inc.	228,250
1,500	LifePoint Hospitals, Inc.*	69,945
3,500	Universal Health Services, Inc. - Class B	262,465
		560,660
Medical - Wholesale Drug Distributors — 0.1%
2,100	Cardinal Health, Inc.	109,515
Medical Information Systems — 0.1%
5,300	Allscripts Healthcare Solutions, Inc.*	78,811
Medical Instruments — 1.2%
63,100	Boston Scientific Corp.*	740,794
4,100	Medtronic, Inc.	218,325
2,400	St. Jude Medical, Inc.	128,736
500	Techne Corp.	40,030
		1,127,885
Medical Labs and Testing Services — 0.1%
1,000	Quest Diagnostics, Inc.	61,790
Medical Products — 0.7%
5,900	CareFusion Corp.*	217,710
1,300	Cooper Cos., Inc.	168,597
3,200	Hospira, Inc.*	125,504
1,300	Teleflex, Inc.	106,964
100	Zimmer Holdings, Inc.	8,214
		626,989
Motion Pictures and Services — 0.1%
2,500	DreamWorks Animation SKG, Inc. - Class A*	71,150
Multi-Line Insurance — 2.8%
3,800	ACE, Ltd. (U.S. Shares)	355,528
8,900	Allstate Corp.	449,895
2,500	American Financial Group, Inc.	135,150
3,100	American International Group, Inc.	150,753
6,400	Assurant, Inc.	346,240
4,900	Cincinnati Financial Corp.	231,084
15,300	Genworth Financial, Inc. - Class A*	195,687
8,500	Hartford Financial Services Group, Inc.	264,520
700	ING U.S., Inc.	20,447
600	Loews Corp.	28,044
2,100	MetLife, Inc.	98,595
15,000	Old Republic International Corp.	231,000
5,600	XL Group PLC	172,592
		2,679,535
Multimedia — 3.5%
14,300	Thomson Reuters Corp.	500,643
13,900	Time Warner, Inc.	914,759
24,300	Twenty-First Century Fox, Inc. - Class A	814,050
17,300	Walt Disney Co.	1,115,677
		3,345,129
Networking Products — 0.6%
23,100	Cisco Systems, Inc.	541,002
Non-Hazardous Waste Disposal — 0.9%
3,200	Covanta Holding Corp.	68,416
3,500	Republic Services, Inc.	116,760
500	Waste Connections, Inc.	22,705
15,100	Waste Management, Inc.	622,724
		830,605
Office Automation and Equipment — 0.2%
7,800	Pitney Bowes, Inc.	141,882
7,500	Xerox Corp.	77,175
		219,057
Office Supplies and Forms — 0.2%
4,100	Avery Dennison Corp.	178,432
Oil - Field Services — 0.2%
1,600	Oil States International, Inc.*	165,536
300	Superior Energy Services, Inc.*	7,512
		173,048
Oil Companies - Exploration and Production — 1.1%
800	Apache Corp.	68,112
3,093	ConocoPhillips	214,994
1,300	EQT Corp.	115,336
800	Noble Energy, Inc.	53,608
1,100	Occidental Petroleum Corp.	102,894
400	Pioneer Natural Resources Co.	75,520
5,700	Ultra Petroleum Corp. (U.S. Shares)*	117,249
15,700	WPX Energy, Inc.	302,382
		1,050,095
Oil Companies - Integrated — 4.7%
9,600	Chevron Corp.	1,166,400
36,129	Exxon Mobil Corp.	3,108,539
800	Hess Corp.	61,872
1,200	Marathon Oil Corp.	41,856
800	Murphy Oil Corp.	48,256
		4,426,923
Oil Refining and Marketing — 1.3%
14,950	Marathon Petroleum Corp.	961,584
550	Murphy U.S.A., Inc.	22,214
6,200	Tesoro Corp.	272,676
		1,256,474
Paper and Related Products — 0.2%
3,000	International Paper Co.	134,400
1,500	MeadWestvaco Corp.	57,570
		191,970
Pharmacy Services — 0.6%
3,800	Express Scripts Holding Co.*	234,764
6,700	Omnicare, Inc.	371,850
		606,614
Physical Practice Management — 0.1%
900	MEDNAX, Inc.*	90,360
Pipelines — 0.5%
1,000	Kinder Morgan, Inc.	35,570
400	ONEOK, Inc.	21,328
11,300	Spectra Energy Corp.	386,799
		443,697
Printing - Commercial — 0.1%
4,400	R.R. Donnelley & Sons Co.	69,520
Property and Casualty Insurance — 2.4%
6,500	Arch Capital Group, Ltd.*	351,845
2,200	Chubb Corp.	196,372
7,100	Fidelity National Financial, Inc. - Class A	188,860
1,700	Hanover Insurance Group, Inc.	94,044
6,000	HCC Insurance Holdings, Inc.	262,920
200	Markel Corp.*	103,554
2,800	ProAssurance Corp.	126,168
12,100	Progressive Corp.	329,483
5,800	Travelers Cos., Inc.	491,666
400	W.R. Berkley Corp.	17,144
200	White Mountains Insurance Group, Ltd.	113,524
		2,275,580
Publishing - Books — 0.1%
1,000	John Wiley & Sons, Inc. - Class A	47,690
Publishing - Newspapers — 0.5%
5,000	Gannett Co., Inc.	133,950
8,100	News Corp. - Class A*	130,086
300	Washington Post Co. - Class B	183,405
		447,441
Publishing - Periodicals — 0.1%
1,800	Nielsen Holdings N.V.	65,610
Racetracks — 0.2%
3,100	Penn National Gaming, Inc.*	171,616
Radio — 0.1%
15,700	Sirius XM Radio, Inc.	60,759
Real Estate Management/Services — 0.2%
400	Realogy Holdings Corp.	17,208
2,200	WP Carey, Inc.	142,340
		159,548
Real Estate Operating/Development — 0.6%
4,000	Forest City Enterprises, Inc. - Class A*	75,760
4,100	Howard Hughes Corp.*	460,717
		536,477
Reinsurance — 2.7%
600	Allied World Assurance Co. Holdings A.G.	59,634
3,200	Aspen Insurance Holdings, Ltd.	116,128
4,200	Axis Capital Holdings, Ltd.	181,902
13,500	Berkshire Hathaway, Inc. - Class B*	1,532,385
3,000	Endurance Specialty Holdings, Ltd.	161,160
800	Everest Re Group, Ltd.	116,328
1,900	PartnerRe, Ltd.	173,926
1,500	Reinsurance Group of America, Inc.	100,485
600	RenaissanceRe Holdings, Ltd.	54,318
1,200	Validus Holdings, Ltd.	44,376
		2,540,642
REIT - Apartments — 0.4%
2,700	Apartment Investment & Management Co. - Class A	75,438
500	AvalonBay Communities, Inc.	63,545
700	Equity Residential	37,499
600	Essex Property Trust, Inc.	88,620
800	Home Properties, Inc.	46,200
1,200	UDR, Inc.	28,440
		339,742
REIT - Diversified — 0.2%
4,133	Corrections Corp. of America	142,795
4,000	Retail Properties of America, Inc. - Class A	55,000
		197,795
REIT - Health Care — 0.7%
3,000	HCP, Inc.	122,850
4,700	Heath Care REIT, Inc.	293,186
6,000	Senior Housing Properties Trust	140,040
1,562	Ventas, Inc.	96,063
		652,139
REIT - Hotels — 0.2%
6,900	Hospitality Properties Trust	195,270
REIT - Mortgage — 0.1%
13,900	MFA Financial, Inc.	103,555
REIT - Multi-Housing — 0%
1,000	Equity Lifestyle Properties, Inc.	34,170
REIT - Office Property — 0.4%
3,300	Brandywine Realty Trust	43,494
8,100	CommonWealth REIT	177,471
4,100	Douglas Emmett, Inc.	96,227
500	Kilroy Realty Corp.	24,975
300	SL Green Realty Corp.	26,652
		368,819
REIT - Regional Malls — 0.2%
1,500	General Growth Properties, Inc.	28,935
1,223	Simon Property Group, Inc.	181,285
		210,220
REIT - Shopping Centers — 0%
1,000	DDR Corp.	15,710
REIT - Single Tenant — 0.1%
900	National Retail Properties, Inc.	28,638
3,000	Spirit Realty Capital, Inc.	27,540
		56,178
REIT - Storage — 0.1%
1,500	Extra Space Storage, Inc.	68,625
REIT - Warehouse and Industrial — 0.2%
4,630	Prologis, Inc.	174,181
Retail - Apparel and Shoe — 0.1%
3,300	Guess?, Inc.	98,505
300	PVH Corp.	35,607
		134,112
Retail - Computer Equipment — 0.2%
4,200	GameStop Corp. - Class A	208,530
Retail - Consumer Electronics — 0.4%
9,300	Best Buy Co., Inc.	348,750
Retail - Discount — 1.0%
1,500	Big Lots, Inc.*	55,635
5,200	Target Corp.	332,696
7,400	Wal-Mart Stores, Inc.	547,304
		935,635
Retail - Drug Store — 1.5%
11,000	CVS Caremark Corp.	624,250
14,000	Walgreen Co.	753,200
		1,377,450
Retail - Jewelry — 0.1%
1,800	Signet Jewelers, Ltd.	128,970
Retail - Major Department Stores — 0%
2,300	JC Penney Co., Inc.*	20,286
Retail - Office Supplies — 0.2%
15,400	Staples, Inc.	225,610
Retail - Regional Department Stores — 0.6%
5,900	Kohl's Corp.	305,325
7,000	Macy's, Inc.	302,890
		608,215
Retail - Restaurants — 0.2%
1,700	Darden Restaurants, Inc.	78,693
8,300	Wendy's Co.	70,384
		149,077
Savings/Loan/Thrifts—0.8%
35,000	First Niagara Financial Group, Inc.	362,950
21,200	Hudson City Bancorp, Inc.	191,860
4,700	New York Community Bancorp, Inc.	71,017
5,800	People's United Financial, Inc.	83,404
3,600	Washington Federal, Inc.	74,448
		783,679
Schools — 0.1%
2,000	DeVry, Inc.	61,120
Semiconductor Components/Integrated Circuits — 0.1%
11,600	Marvell Technology Group, Ltd.	133,400
Semiconductor Equipment — 0.5%
16,100	Applied Materials, Inc.	282,394
3,700	Lam Research Corp.*	189,403
		471,797
Super-Regional Banks — 2.6%
4,000	Capital One Financial Corp.	274,960
2,300	Comerica, Inc.	90,413
8,000	Fifth Third Bancorp	144,320
11,600	KeyCorp	132,240
1,000	PNC Financial Services Group, Inc.	72,450
4,300	SunTrust Banks, Inc.	139,406
14,700	U.S. Bancorp	537,726
25,461	Wells Fargo & Co.	1,052,048
		2,443,563
Telecommunication Equipment — 0.2%
2,600	Harris Corp.	154,180
1,300	Juniper Networks, Inc.*	25,818
		179,998
Telecommunication Equipment - Fiber Optics — 0.6%
42,000	Corning, Inc.	612,780
Telecommunication Services — 0.2%
4,200	Amdocs, Ltd. (U.S. Shares)	153,888
Telephone - Integrated — 1.1%
23,010	AT&T, Inc.	778,198
5,462	CenturyLink, Inc.	171,398
2,600	Telephone & Data Systems, Inc.	76,830
		1,026,426
Television — 0.8%
6,600	CBS Corp. - Class B	364,056
2,774	Liberty Media Corp. - Class A	408,194
		772,250
Textile-Home Furnishings — 0.1%
400	Mohawk Industries, Inc.*	52,100
Therapeutics — 0%
1,200	Warner Chilcott PLC - Class A	27,420
Tobacco — 0.2%
3,100	Reynolds American, Inc.	151,218
Tools - Hand Held — 0.2%
1,800	Snap-on, Inc.	179,100
155	Stanley Black & Decker, Inc.	14,038
		193,138
Toys — 0%
900	Hasbro, Inc.	42,426
Transportation - Equipment & Leasing — 0%
300	GATX Corp.	14,256
Transportation - Marine — 0.2%
600	Kirby Corp.*	51,930
1,700	Tidewater, Inc.	100,793
		152,723
Transportation - Railroad — 0%
500	Norfolk Southern Corp.	38,675
Transportation - Services — 0.1%
900	Ryder System, Inc.	53,730
Transportation - Truck — 0.1%
1,200	Con-way, Inc.	51,708
Veterinary Diagnostics — 0.1%
3,000	VCA Antech, Inc.*	82,380
Water — 0.3%
4,600	American Water Works Co., Inc.	189,888
3,375	Aqua America, Inc.	83,464
		273,352
Web Portals/Internet Service Providers — 1.2%
1,200	AOL, Inc.	41,496
32,000	Yahoo!, Inc.*	1,061,120
		1,102,616
Total Common Stock (cost $78,718,917)		92,758,210
Money Market — 1.7%
1,590,078	Janus Cash Liquidity Fund LLC, 0%£ (cost $1,590,078)	1,590,078
Total Investments (total cost $80,308,995) – 100%		$94,348,288

Summary of Investments by Country – (Long Positions)
September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$500,643	0.5%
United States††	93,847,645	99.5%
Total	$94,348,288	100.0%

††	Includes Cash Equivalents of 1.7%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange

*	Non-income producing security.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
					Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 9/30/13
INTECH U.S. Value Fund

Janus Cash Liquidity Fund LLC	4,713,078	$4,713,078	(3,412,000)	$(3,412,000)	$-	$119	$1,590,078

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:

Common Stock	$92,758,210	$—	$—

Money Market	—	1,590,078	—

Total Investments in Securities	$92,758,210	$1,590,078	$—

Janus Diversified Alternatives Fund

Schedule of Investments (unaudited)

Shares		Value

Common Stock — 64.8%
Beverages - Wine and Spirits — 1.7%
1,400	Pernod-Ricard S.A.**	$173,831
Brewery — 2.3%
4,600	SABMiller PLC**	234,066
Cable/Satellite Television — 2.1%
4,600	Comcast Corp. - Class A	207,690
Chemicals - Diversified — 1.2%
1,600	LyondellBasell Industries N.V. - Class A	117,168
Commercial Banks — 1.4%
12,600	Banco Bilbao Vizcaya Argentaria S.A.**	140,784
Commercial Services - Finance — 1.7%
250	MasterCard, Inc. - Class A	168,195
Computers — 1.3%
280	Apple, Inc.	133,490
Cosmetics and Toiletries — 2.0%
3,400	Colgate-Palmolive Co.	201,620
Diversified Banking Institutions — 4.4%
3,200	Citigroup, Inc.	155,232
3,000	JPMorgan Chase & Co.	155,070
2,500	Societe Generale S.A.**	124,550
		434,852
Diversified Operations — 1.8%
2,000	Dover Corp.	179,660
E-Commerce/Products — 1.2%
2,200	eBay, Inc.*	122,738
E-Commerce/Services — 1.2%
114	priceline.com, Inc.*	115,248
Electric – Transmission — 1.5%
4,000	Brookfield Infrastructure Partners L.P.	152,080
Electronic Components – Semiconductors — 1.0%
6,200	ARM Holdings PLC**	98,954
Electronic Measuring Instruments — 1.1%
300	Keyence Corp.**	113,706
Industrial Automation and Robotics — 1.5%
900	FANUC Corp.**	148,443
Instruments - Controls — 1.3%
3,500	Sensata Technologies Holding N.V.*	133,945
Investment Management and Advisory Services — 2.0%
2,800	T. Rowe Price Group, Inc.	201,404
Life and Health Insurance — 4.0%
51,000	AIA Group, Ltd.	239,688
8,800	Prudential PLC**	163,955
		403,643
Medical - Biomedical and Genetic — 2.8%
950	Celgene Corp.*	146,233
2,100	Gilead Sciences, Inc.*	131,964
		278,197
Networking Products — 1.3%
5,400	Cisco Systems, Inc.	126,468
Oil - Field Services — 1.3%
5,800	Petrofac, Ltd.**	131,908
Oil Companies - Exploration and Production — 3.8%
1,050	EOG Resources, Inc.	177,744
3,000	Noble Energy, Inc.	201,030
		378,774
Oil Field Machinery and Equipment — 1.6%
2,000	National Oilwell Varco, Inc.	156,220
Pharmacy Services — 3.4%
2,700	Express Scripts Holding Co.*	166,806
3,200	Omnicare, Inc.	177,600
		344,406
Real Estate Management/Services — 1.7%
1,900	Jones Lang LaSalle, Inc.	165,870
Semiconductor Components/Integrated Circuits — 1.4%
40,000	Taiwan Semiconductor Manufacturing Co., Ltd.	135,967
Telecommunication Services — 1.9%
5,300	Amdocs, Ltd. (U.S. Shares)	194,192
Tobacco — 3.4%
5,600	Imperial Tobacco Group PLC**	207,310
3,600	Japan Tobacco, Inc.**	129,304
		336,614
Transportation - Marine — 1.8%
20	A.P. Moeller - Maersk A/S - Class B	183,408
Transportation - Railroad — 2.3%
1,900	Canadian Pacific Railway, Ltd.**	234,461
Transportation - Services — 3.4%
2,400	Koninklijke Vopak N.V.**	137,505
1,550	Kuehne + Nagel International A.G.**	203,158
		340,663
Total Common Stock (cost $5,896,645)		6,488,665

Right — 0%
Commercial Banks — 0%
14,000	Banco Bilbao Vizcaya Argentaria S.A.*,** (cost $1,874)	1,874

Money Market — 35.2%
3,526,862	Janus Cash Liquidity Fund LLC, 0%£ (cost $3,526,862)	3,526,862
Total Investments (total cost $9,425,381) – 100%		$10,017,401

Summary of Investments by Country – (Long Positions) September 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Canada	$234,461	2.3%
Denmark	183,408	1.8%
France	298,381	3.0%
Hong Kong	239,688	2.4%
Japan	391,453	3.9%
Netherlands	137,505	1.4%
Spain	142,658	1.4%
Switzerland	203,158	2.0%
Taiwan	135,967	1.4%
United Kingdom	836,193	8.4%
United States††	7,214,529	72.0%
Total	$10,017,401	100.0%

††  Includes Cash Equivalents of 35.2%.

Forward Currency Contracts, Open
September 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
Australian Dollar 10/3/13	(1,681,000)	$(1,567,742)	$(12,146)
British Pound 10/3/13	406,000	657,186	(7,412)
Canadian Dollar 10/3/13	(680,000)	(660,241)	(196)
Euro 10/3/13	4,719,000	6,383,426	(17,891)
Japanese Yen 10/3/13	63,600,000	647,135	(3,938)
New Zealand Dollar 10/3/13	(1,160,000)	(963,074)	2,260
Swedish Krona 10/3/13	(5,330,000)	(829,691)	(4,372)
Swiss Franc 10/3/13	(2,333,000)	(2,580,494)	21,325
Total		$1,086,505	$(22,370)

Financial Futures - Short
4 Contracts	Coffee 'C' Future expires March 2014, principal amount $180,120, Value $175,275, cumulative depreciation	$4,845
4 Contracts	Coffee 'C' Future expires March 2014, principal amount $189,510, Value $175,275, cumulative depreciation	14,235
7 Contracts	Coffee 'C' Future expires March 2014, principal amount $314,478, Value $306,731, cumulative depreciation	7,747
14 Contracts	Coffee 'C' Future expires March 2014, principal amount $613,133, Value $613,463, cumulative appreciation	(330)
2 Contracts	Coffee 'C' Future expires March 2014, principal amount $92,805, Value $87,638, cumulative depreciation	5,168
4 Contracts	Copper Future expires March 2014, principal amount $328,258, Value $333,300, cumulative appreciation	(5,042)
1 Contract	Corn Future expires March 2014, principal amount $23,434, Value $22,725, cumulative depreciation	709
10 Contracts	Corn Future expires March 2014, principal amount $235,555, Value $227,250, cumulative depreciation	8,305
14 Contracts	Corn Future expires March 2014, principal amount $337,525, Value $318,150, cumulative depreciation	19,375
26 Contracts	Corn Future expires March 2014, principal amount $590,324, Value $590,850, cumulative appreciation	(526)
4 Contracts	Corn Future expires March 2014, principal amount $96,961, Value $90,900, cumulative depreciation	6,061
4 Contracts	Corn Future expires March 2014, principal amount $99,046, Value $90,900, cumulative depreciation	8,146
1 Contract	Live Cattle Future expires February 2014, principal amount $52,246, Value $53,520, cumulative appreciation	(1,274)
12 Contracts	Live Cattle Future expires February 2014, principal amount $641,861, Value $642,240, cumulative appreciation	(379)
13 Contracts	Live Cattle Future expires February 2014, principal amount $683,509, Value $695,760, cumulative appreciation	(12,251)
2 Contracts	Silver Future expires March 2014, principal amount $232,094, Value $217,560, cumulative depreciation	14,534
5 Contracts	Silver Future expires March 2014, principal amount $586,821, Value $543,900, cumulative depreciation	42,921
6 Contracts	Silver Future expires March 2014, principal amount $653,081, Value $652,680, cumulative depreciation	401
51 Contracts	U.S. Dollar Index Future expires December 2013, principal amount $4,096,402, Value $4,096,473, cumulative appreciation	(71)
78 Contracts	U.S. Dollar Index Future expires December 2013, principal amount $6,372,106, Value $6,265,194, cumulative depreciation	106,912
4 Contracts	Wheat Future expires March 2014, principal amount $132,111, Value $137,400, cumulative appreciation	(5,289)
4 Contracts	Wheat Future expires March 2014, principal amount $134,802, Value $137,400, cumulative appreciation	(2,598)
1 Contract	Wheat Future expires March 2014, principal amount $32,746, Value $34,350, cumulative appreciation	(1,604)
11 Contracts	Wheat Future expires March 2014, principal amount $362,205, Value $377,850, cumulative appreciation	(15,645)
17 Contracts	Wheat Future expires March 2014, principal amount $583,455, Value $583,950, cumulative appreciation	(495)
3 Contracts	Wheat Future expires March 2014, principal amount $98,839, Value $103,050, cumulative appreciation	(4,211)
Total		$189,644

Financial Futures - Long
1 Contract	Brent Crude Future expires December 2013, principal amount $107,443, Value $107,430, cumulative depreciation	$(13)
1 Contract	Brent Crude Future expires December 2013, principal amount $109,143, Value $107,430, cumulative depreciation	(1,713)
6 Contracts	Brent Crude Future expires December 2013, principal amount $651,315, Value $644,580, cumulative depreciation	(6,735)
7 Contracts	Brent Crude Future expires December 2013, principal amount $755,895, Value $752,010, cumulative depreciation	(3,885)
7 Contracts	Brent Crude Future expires December 2013, principal amount $781,975, Value $752,010, cumulative depreciation	(29,965)
6 Contracts	Cotton Future expires March 2014, principal amount $254,097, Value $260,940, cumulative appreciation	6,843
9 Contracts	Cotton Future expires March 2014, principal amount $370,449, Value $391,410, cumulative appreciation	20,961
1 Contract	Cotton Future expires March 2014, principal amount $41,919, Value $43,490, cumulative appreciation	1,571
14 Contracts	Cotton Future expires March 2014, principal amount $608,815, Value $608,860, cumulative appreciation	45
2 Contracts	Cotton Future expires March 2014, principal amount $83,414, Value $86,980, cumulative appreciation	3,566
1 Contract	Gold Future expires February 2014, principal amount $132,703, Value $132,770, cumulative appreciation	67
1 Contract	Gold Future expires February 2014, principal amount $136,493, Value $132,770, cumulative depreciation	(3,723)
5 Contracts	Gold Future expires February 2014, principal amount $654,166, Value $663,850, cumulative appreciation	9,684
5 Contracts	Gold Future expires February 2014, principal amount $695,477, Value $663,850, cumulative depreciation	(31,627)
6 Contracts	Gold Future expires February 2014, principal amount $822,191, Value $796,620, cumulative depreciation	(25,571)
5 Contracts	Live Cattle Future expires April 2014, principal amount $262,907, Value $269,150, cumulative appreciation	6,243
14 Contracts	Live Cattle Future expires April 2014, principal amount $741,968, Value $753,620, cumulative appreciation	11,652
10 Contracts	Soybean Future expires May 2014, principal amount $624,420, Value $624,250, cumulative depreciation	(170)
1 Contract	Soybean Future expires May 2014, principal amount $65,641, Value $62,425, cumulative depreciation	(3,216)
11 Contracts	Soybean Future expires May 2014, principal amount $718,144, Value $686,675, cumulative depreciation	(31,469)
70 Contracts	Sugar #11 (World) Future expires July 2014, principal amount $1,410,811, Value $1,409,632, cumulative depreciation	(1,179)
5 Contracts	Wheat Future expires May 2014, principal amount $165,080, Value $172,438, cumulative appreciation	7,358
24 Contracts	Wheat Future expires May 2014, principal amount $807,882, Value $827,700, cumulative appreciation	19,818
1 Contract	WTI Crude Future expires February 2014, principal amount $100,173, Value $100,160, cumulative depreciation	(13)
23 Contracts	WTI Crude Future expires February 2014, principal amount $2,302,736, Value $2,303,680, cumulative appreciation	944
Total		$(50,527)

Total Return Swaps outstanding as of September 30, 2013 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	$19,700,000	3 month USD LIBOR plus 20 basis points	Barclays U.S. Credit RBI Series-1 Index	1/9/14	$(2,197)
BNP Paribas	11,500,015	3 month USD LIBOR minus 25 basis points	Russell 2000® Total Return Index	1/13/14	2
BNP Paribas	(11,499,991)	Russell 2000® Total Return Index	3 month USD LIBOR plus 20 basis points	1/13/14	(19)
Goldman Sachs International	15,896,418	3 month USD LIBOR plus 34 basis points	S&P 500® Citigroup Pure Value	1/13/14	(6)
Goldman Sachs International	7,899,923	3 month USD LIBOR plus 35 basis points	MSCI Daily Total Return Net Emerging Markets	1/13/14	6,318
Goldman Sachs International	(7,899,202)	MSCI Daily Total Return Gross World USD	3 month USD LIBOR plus 27 basis points	1/13/14	4,404
Goldman Sachs International	(15,897,059)	S&P 500® Citigroup Pure Growth	3 month USD LIBOR plus 24 basis points	1/13/14	(5)
UBS A.G.	36,200,138	If negative, a long/short basket of commodity indexes minus 22 basis points	If positive, a long/short basket of commodity indexes minus 22 basis points	1/13/14	(5,216)
Total					$3,281

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

**	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Fund	Aggregate Value
Janus Diversified Alternatives Fund	$62,353,809

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13

Janus Diversified Alternatives Fund

Janus Cash Liquidity Fund LLC	13,275,144	$13,275,144	(16,931,243)	$(16,931,243)	$-	$502	$3,526,862

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$6,488,665	$-	$-
Right	-	1,874	-
Money Market	-	3,526,862	-
Total Investments in Securities	$6,488,665	$3,528,736	$-

Other Financial Instruments(a) - Assets:
Forward currency contracts	$-	$23,585	$-
Outstanding swap contracts at value	-	10,724	-
Variation margin	11,265	-	-

Other Financial Instruments(a) – Liabilities:
Forward currency contracts	$-	$45,955	$-
Outstanding swap contracts at value	-	7,443	-

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 3.7%
$10,215,000	AmeriCredit Automobile Receivables Trust 3.3800%, 4/9/18	$10,479,262
15,244,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	15,264,153
5,249,000	AmeriCredit Automobile Receivables Trust 3.3100%, 10/8/19	5,266,589
11,101,179	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	11,145,284
8,200,000	Boca Hotel Portfolio Trust 0%, 8/15/26 (144A),‡	8,200,000
7,327,000	Commercial Mortgage Pass Through Certificates 3.4244%, 3/10/31 (144A)	7,048,171
3,530,000	Commercial Mortgage Trust 5.6500%, 12/10/49	3,654,821
22,534,000	Commercial Mortgage Trust 5.8670%, 12/10/49‡	24,528,462
19,947,909	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	16,888,199
14,049,000	GS Mortgage Securities Corp. II 3.5495%, 12/10/27 (144A),‡	12,359,060
12,256,000	GS Mortgage Securities Corp. II 2.7819%, 11/8/29 (144A),‡	12,134,114
5,829,000	GS Mortgage Securities Corp. II 3.7819%, 11/8/29 (144A),‡	5,827,659
6,423,000	GS Mortgage Securities Corp. Trust 3.7706%, 1/10/18 (144A),‡	6,383,338
2,795,000	GS Mortgage Securities Corp. Trust 3.5510%, 4/10/34 (144A),‡	2,767,810
11,005,000	JPMorgan Chase Commercial Mortgage Securities Corp. 2.8044%, 2/16/25 (144A)	11,229,161
12,400,000	JPMorgan Chase Commercial Mortgage Securities Corp. 4.8447%, 2/16/25 (144A)	12,647,082
7,550,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.1723%, 4/15/30 (144A),‡,§	7,506,497
4,700,000	JPMorgan Chase Commercial Mortgage Securities Trust 3.9223%, 4/15/30 (144A),‡	4,706,458
2,129,000	Santander Drive Auto Receivables Trust 3.6400%, 5/15/18	2,172,165
6,243,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	6,172,017
6,185,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	6,292,798
16,984,000	Wachovia Bank Commercial Mortgage Trust 5.3830%, 12/15/43	18,081,031
11,367,000	Wachovia Bank Commercial Mortgage Trust 5.5910%, 4/15/47‡	12,208,670
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $224,934,417)		222,962,801

Bank Loans and Mezzanine Loans — 2.9%
Casino Hotels — 0.4%
23,047,185	MGM Resorts International 3.5000%, 12/20/19‡	22,928,261
Commercial Mortgage-Backed Security - Other — 0.2%
10,000,000	EOP Mezz 2 LLC 1.3820%, 2/28/14 (144A),‡	10,550,000
Hotels and Motels — 1.9%
19,433,918	Hilton Hotels Corp. 3.9330%, 11/12/14‡	19,361,041
96,897,223	Hilton Hotels Corp. 0%, 11/12/15‡	96,533,859
		115,894,900
Metal - Iron — 0.2%
9,826,743	FMG Resources (August 2006) Pty, Ltd. 5.2500%, 10/18/17‡	9,849,541
Pharmaceuticals — 0.2%
11,386,269	Quintiles Transnational Corp. 4.0000%, 6/8/18‡	11,372,036
Total Bank Loans and Mezzanine Loans (cost $170,391,842)		170,594,738
Corporate Bonds — 50.6%
Aerospace and Defense – Equipment — 0.5%
12,284,000	Exelis, Inc. 4.2500%, 10/1/16	12,909,980
5,309,000	Exelis, Inc. 5.5500%, 10/1/21	5,337,133
10,536,000	TransDigm, Inc. 7.7500%, 12/15/18	11,220,840
		29,467,953
Airlines — 0.3%
3,836,000	Southwest Airlines Co. 5.2500%, 10/1/14	3,988,159
10,538,000	Southwest Airlines Co. 5.1250%, 3/1/17	11,629,600
		15,617,759
Automotive - Cars and Light Trucks — 1.5%
15,844,000	General Motors Co. 3.5000%, 10/2/18 (144A)	15,804,390
50,082,000	General Motors Co. 4.8750%, 10/2/23 (144A)	48,955,155
21,337,000	General Motors Co. 6.2500%, 10/2/43 (144A)	21,016,945
5,932,000	Jaguar Land Rover Automotive PLC 5.6250%, 2/1/23	5,798,530
		91,575,020
Beverages - Wine and Spirits — 0%
2,850,000	Constellation Brands, Inc. 3.7500%, 5/1/21	2,632,687
Brewery — 0.3%
19,095,000	SABMiller Holdings, Inc. 2.2000%, 8/1/18 (144A)	19,043,042
Building - Residential and Commercial — 0.4%
6,769,000	D.R. Horton, Inc. 4.7500%, 5/15/17	7,073,605
1,275,000	D.R. Horton, Inc. 4.3750%, 9/15/22	1,160,250
4,979,000	M.D.C. Holdings, Inc. 5.3750%, 12/15/14	5,226,596
4,740,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	4,846,650
3,242,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	2,974,535
		21,281,636
Building Products - Cement and Aggregate — 0.3%
11,981,000	Hanson, Ltd. 6.1250%, 8/15/16	12,999,385
3,350,000	Vulcan Materials Co. 7.0000%, 6/15/18	3,777,125
		16,776,510
Casino Hotels — 0.4%
6,586,000	MGM Resorts International 6.6250%, 7/15/15	7,096,415
8,454,000	MGM Resorts International 7.5000%, 6/1/16	9,447,345
10,058,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	9,228,215
		25,771,975
Cellular Telecommunications — 0.3%
17,202,000	Sprint Communications, Inc. 7.0000%, 8/15/20	17,503,035
Chemicals - Diversified — 1.0%
55,748,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	61,364,388
Chemicals - Specialty — 0.7%
10,978,000	Ashland, Inc. 3.8750%, 4/15/18	10,840,775
11,241,000	Ashland, Inc. 4.7500%, 8/15/22	10,538,437
15,955,000	Ashland, Inc. 6.8750%, 5/15/43	15,316,800
6,479,000	Ecolab, Inc. 3.0000%, 12/8/16	6,795,370
		43,491,382
Coatings and Paint Products — 0%
18,000	RPM International, Inc. 6.2500%, 12/15/13	18,169
Commercial Banks — 2.6%
41,779,000	CIT Group, Inc. 4.2500%, 8/15/17	42,562,356
6,340,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	6,974,000
25,896,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	27,190,800
15,993,000	CIT Group, Inc. 5.0000%, 8/1/23	15,483,943
12,351,000	HSBC Bank U.S.A. N.A. 4.8750%, 8/24/20	13,306,288
15,473,000	SVB Financial Group 5.3750%, 9/15/20	17,029,073
10,418,000	Zions Bancorp 4.5000%, 3/27/17	10,938,609
26,957,000	Zions Bancorp 5.8000%, 12/15/99‡	23,587,375
		157,072,444
Computer Aided Design — 0.4%
8,919,000	Autodesk, Inc. 1.9500%, 12/15/17	8,742,056
14,200,000	Autodesk, Inc. 3.6000%, 12/15/22	13,463,858
		22,205,914
Consulting Services — 1.3%
10,202,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	10,998,113
41,092,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	45,411,920
19,409,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	19,176,732
		75,586,765
Containers - Paper and Plastic — 0.1%
3,794,000	Packaging Corp. of America 3.9000%, 6/15/22	3,648,014
Data Processing and Management — 0.3%
11,223,000	Fiserv, Inc. 3.1250%, 10/1/15	11,637,443
5,695,000	Fiserv, Inc. 3.1250%, 6/15/16	5,942,932
		17,580,375
Diagnostic Equipment — 0.7%
30,440,000	Life Technologies Corp. 6.0000%, 3/1/20	34,277,967
8,199,000	Life Technologies Corp. 5.0000%, 1/15/21	8,665,826
		42,943,793
Dialysis Centers — 0.2%
9,201,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	9,431,025
Diversified Banking Institutions — 3.6%
2,943,000	Bank of America Corp. 4.5000%, 4/1/15	3,090,703
16,588,000	Bank of America Corp. 1.5000%, 10/9/15	16,678,703
12,667,000	Bank of America Corp. 3.6250%, 3/17/16	13,321,707
20,040,000	Bank of America Corp. 3.7500%, 7/12/16	21,236,087
29,854,000	Bank of America Corp. 8.0000%, 7/30/99‡	32,466,225
8,321,000	Citigroup, Inc. 5.0000%, 9/15/14	8,634,644
10,179,000	Citigroup, Inc. 5.9000%, 12/29/49	9,568,260
5,979,000	Citigroup, Inc. 5.3500%, 11/15/99‡	5,201,730
8,363,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	9,212,221
18,381,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	18,250,660
11,771,000	Morgan Stanley 4.0000%, 7/24/15	12,277,800
38,127,000	Morgan Stanley 3.4500%, 11/2/15	39,520,923
6,489,000	Morgan Stanley 4.7500%, 3/22/17	7,006,310
4,007,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	4,092,990
12,343,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	12,451,915
		213,010,878
Diversified Financial Services — 1.0%
13,115,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	12,820,699
1,478,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	1,577,765
15,000,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	15,150,000
30,500,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	33,168,750
		62,717,214
Diversified Minerals — 0.3%
14,638,000	FMG Resources (August 2006) Pty, Ltd. 7.0000%, 11/1/15	15,077,140
Diversified Operations — 0.5%
7,834,000	GE Capital Trust I 6.3750%, 11/15/67‡	8,294,247
23,607,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23	23,444,183
		31,738,430
Electric - Generation — 0%
1,505,000	AES Corp. 7.7500%, 10/15/15	1,670,550
Electric - Integrated — 0.9%
13,800,000	CMS Energy Corp. 4.2500%, 9/30/15	14,548,981
6,693,000	Monongahela Power Co., Inc. 6.7000%, 6/15/14	6,952,147
16,123,000	PPL Energy Supply LLC 4.6000%, 12/15/21	15,908,451
10,342,000	PPL WEM Holdings PLC 3.9000%, 5/1/16	10,840,133
6,939,000	PPL WEM Holdings PLC 5.3750%, 5/1/21	7,549,042
		55,798,754
Electronic Components – Semiconductors — 0.7%
44,612,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	44,522,776
Electronic Connectors — 0.3%
16,124,000	Amphenol Corp. 4.7500%, 11/15/14	16,820,412
Electronic Measuring Instruments — 0.3%
17,319,000	FLIR Systems, Inc. 3.7500%, 9/1/16	17,861,916
Engineering - Research and Development Services — 0.4%
12,331,000	URS Corp. 4.3500%, 4/1/17 (144A)	12,599,729
11,845,000	URS Corp. 5.5000%, 4/1/22 (144A)	11,917,977
		24,517,706
Finance - Auto Loans — 2.6%
35,910,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	37,141,031
9,481,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	9,745,074
10,668,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	12,292,822
11,600,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	12,708,391
34,349,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	38,183,310
24,081,000	Ford Motor Credit Co. LLC 4.2500%, 9/20/22	24,050,008
8,171,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18 (144A)	7,946,297
11,737,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23 (144A)	10,724,684
		152,791,617
Finance - Credit Card — 0.3%
14,128,000	American Express Co. 6.8000%, 9/1/66‡	14,975,680
Finance – Investment Bankers/Brokers — 1.7%
14,983,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	16,294,012
15,239,000	Lazard Group LLC 7.1250%, 5/15/15	16,494,054
2,418,000	Lazard Group LLC 6.8500%, 6/15/17	2,740,706
42,566,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	44,304,140
16,230,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	16,888,873
5,914,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	6,885,014
		103,606,799
Finance - Leasing Companies — 0.7%
40,821,000	LeasePlan Corp. N.V. 2.5000%, 5/16/18	39,654,213
Finance - Mortgage Loan Banker — 0.4%
19,070,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17	21,635,678
Food - Meat Products — 0.8%
4,797,000	Sun Merger Sub, Inc. 5.2500%, 8/1/18 (144A)	4,916,925
36,907,000	Tyson Foods, Inc. 6.6000%, 4/1/16	41,378,800
		46,295,725
Food - Retail — 0.5%
4,756,000	Safeway, Inc. 3.9500%, 8/15/20	4,666,820
22,752,000	Safeway, Inc. 4.7500%, 12/1/21	22,846,558
		27,513,378
Gas - Transportation — 0%
1,931,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	2,092,250
Hotels and Motels — 0.2%
10,808,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	13,184,463
Investment Management and Advisory Services — 1.0%
14,328,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	15,689,160
27,856,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	28,482,760
18,522,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	18,614,610
		62,786,530
Life and Health Insurance — 0.6%
33,553,000	Primerica, Inc. 4.7500%, 7/15/22	35,102,645
Linen Supply & Related Items — 0.2%
5,995,000	Cintas Corp. No. 2 2.8500%, 6/1/16	6,225,406
6,396,000	Cintas Corp. No. 2 4.3000%, 6/1/21	6,729,417
		12,954,823
Machinery - Farm — 0.2%
11,792,000	CNH Capital LLC 3.6250%, 4/15/18	11,733,040
Medical - Biomedical and Genetic — 0.1%
6,709,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	6,977,360
Medical - Drugs — 0.7%
15,375,000	AbbVie, Inc. 1.7500%, 11/6/17	15,248,771
27,047,000	VPII Escrow Corp. 6.7500%, 8/15/18	28,940,290
		44,189,061
Medical - Generic Drugs — 0.2%
14,769,000	Actavis, Inc. 1.8750%, 10/1/17	14,676,192
Metal Processors and Fabricators — 0%
2,316,000	Timken Co. 6.0000%, 9/15/14	2,425,776
Multi-Line Insurance — 1.4%
17,906,000	American International Group, Inc. 4.2500%, 9/15/14	18,492,081
5,827,000	American International Group, Inc. 5.6000%, 10/18/16	6,510,006
9,674,000	American International Group, Inc. 6.2500%, 3/15/37	9,480,520
31,369,000	American International Group, Inc. 8.1750%, 5/15/58‡	36,717,414
12,127,000	ING U.S., Inc. 5.6500%, 5/15/53‡	11,085,861
		82,285,882
Office Furnishings - Original — 0.1%
4,566,000	Interface, Inc. 7.6250%, 12/1/18	4,954,110
Oil - Field Services — 0.2%
10,495,000	Korea National Oil Corp. 4.0000%, 10/27/16	11,156,636
Oil and Gas Drilling — 0.8%
6,920,000	Nabors Industries, Inc. 6.1500%, 2/15/18	7,781,609
24,923,000	Nabors Industries, Inc. 5.0000%, 9/15/20	26,041,320
1,924,000	Nabors Industries, Inc. 4.6250%, 9/15/21	1,933,845
8,561,000	Rowan Cos., Inc. 5.0000%, 9/1/17	9,307,031
		45,063,805
Oil Companies - Exploration and Production — 3.6%
54,980,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	54,842,550
17,605,000	Cimarex Energy Co. 5.8750%, 5/1/22	17,781,050
2,593,000	Continental Resources, Inc. 7.1250%, 4/1/21	2,897,678
36,457,000	Continental Resources, Inc. 5.0000%, 9/15/22	36,684,856
10,484,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	10,833,117
2,201,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	2,388,085
12,100,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	13,264,625
7,947,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	8,526,519
2,964,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	3,179,572
33,196,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	35,602,710
6,125,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	6,446,563
20,943,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	20,995,357
		213,442,682
Oil Refining and Marketing — 0.1%
7,812,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	8,938,647
Pharmacy Services — 1.3%
14,412,000	Express Scripts Holding Co. 2.1000%, 2/12/15	14,642,030
11,056,000	Express Scripts Holding Co. 3.1250%, 5/15/16	11,572,216
52,466,000	Express Scripts Holding Co. 2.6500%, 2/15/17	54,090,347
		80,304,593
Pipelines — 2.4%
11,139,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	11,510,675
25,038,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	24,922,650
1,980,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	2,276,858
8,495,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	9,017,281
18,229,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	19,635,714
3,453,000	Spectra Energy Partners L.P. 2.9500%, 9/25/18	3,509,888
18,134,000	Spectra Energy Partners L.P. 4.7500%, 3/15/24	18,686,162
39,700,000	Western Gas Partners L.P. 5.3750%, 6/1/21	42,457,522
14,548,000	Williams Cos., Inc. 3.7000%, 1/15/23	13,138,837
		145,155,587
Publishing - Newspapers — 0%
1,762,000	Gannett Co., Inc. 6.3750%, 9/1/15	1,911,770
Publishing - Periodicals — 0.3%
16,806,000	UBM PLC 5.7500%, 11/3/20 (144A)	17,180,034
Real Estate Management/Services — 0.5%
6,046,000	CBRE Services, Inc. 6.6250%, 10/15/20	6,454,105
23,733,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	23,248,111
		29,702,216
Real Estate Operating/Development — 0.2%
11,158,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	12,066,585
REIT - Diversified — 1.3%
20,002,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	19,502,150
19,511,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	18,455,240
9,633,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	10,671,621
25,451,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21	28,167,487
		76,796,498
REIT - Health Care — 0.2%
4,946,000	Senior Housing Properties Trust 6.7500%, 4/15/20	5,414,198
5,782,000	Senior Housing Properties Trust 6.7500%, 12/15/21	6,337,517
		11,751,715
REIT - Hotels — 0.1%
7,090,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	7,192,819
REIT - Office Property — 1.1%
24,744,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	24,867,794
3,963,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	4,304,040
10,658,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	11,397,932
18,991,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	22,439,044
		63,008,810
Retail - Regional Department Stores — 0.2%
4,977,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	5,168,769
4,787,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	5,404,073
		10,572,842
Retail - Restaurants — 0.5%
31,376,000	Brinker International, Inc. 3.8750%, 5/15/23	29,466,362
Rubber - Tires — 0.1%
4,419,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	4,609,017
Security Services — 0.8%
7,354,000	ADT Corp. 6.2500%, 10/15/21 (144A)	7,464,310
5,794,000	ADT Corp. 3.5000%, 7/15/22	4,898,265
40,297,000	ADT Corp. 4.1250%, 6/15/23	35,955,482
2,513,000	ADT Corp. 4.8750%, 7/15/42	1,855,662
		50,173,719
Semiconductor Components/Integrated Circuits — 0.9%
54,352,000	TSMC Global, Ltd. 1.6250%, 4/3/18	52,363,152
Steel - Producers — 0.4%
10,530,000	ArcelorMittal 5.0000%, 2/25/17	10,951,200
7,800,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	7,612,488
1,163,000	Steel Dynamics, Inc. 7.6250%, 3/15/20	1,257,494
6,313,000	Steel Dynamics, Inc. 5.2500%, 4/15/23 (144A)	5,950,002
		25,771,184
Super-Regional Banks — 0.1%
3,951,000	Wells Fargo & Co. 7.9800%, 9/15/99‡	4,346,100
Telecommunication Services — 0.2%
11,065,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	11,148,342
Telephone - Integrated — 3.5%
36,153,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	37,508,738
4,286,000	Softbank Corp. 4.5000%, 4/15/20	4,118,846
7,706,000	Sprint Capital Corp. 6.9000%, 5/1/19	7,917,915
14,232,000	Verizon Communications, Inc. 2.5000%, 9/15/16	14,668,723
23,261,000	Verizon Communications, Inc. 3.6500%, 9/14/18	24,509,953
64,000,000	Verizon Communications, Inc. 5.1500%, 9/15/23	68,594,304
29,708,000	Verizon Communications, Inc. 6.4000%, 9/15/33	32,991,120
14,904,000	Verizon Communications, Inc. 6.5500%, 9/15/43	16,825,677
		207,135,276
Transportation - Railroad — 0%
2,381,067	CSX Transportation, Inc. 8.3750%, 10/15/14	2,554,456
Transportation - Services — 0%
2,330,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,377,045
Transportation - Truck — 0.3%
16,795,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	17,373,336
Trucking and Leasing — 0.5%
3,003,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	3,058,667
21,411,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	21,931,887
6,647,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	6,463,908
		31,454,462
Total Corporate Bonds (cost $2,987,364,833)		3,029,600,574
Mortgage-Backed Securities — 21.9%

Fannie Mae:
3,792,463	5.5000%, 1/1/25	4,105,044
9,139,603	5.5000%, 7/1/25	9,929,411
15,429,913	5.5000%, 8/1/25	16,675,862
12,187,288	5.0000%, 9/1/29	13,333,293
5,046,810	5.0000%, 1/1/30	5,524,817
2,318,828	5.5000%, 1/1/33	2,548,091
1,496,596	5.0000%, 11/1/33	1,628,081
2,900,120	5.0000%, 12/1/33	3,154,984
13,654,782	6.0000%, 10/1/35	15,110,387
12,257,673	6.0000%, 12/1/35	13,573,448
4,085,525	6.0000%, 2/1/37	4,560,714
15,969,314	6.0000%, 9/1/37	17,425,858
13,433,977	6.0000%, 10/1/38	15,175,225
6,130,080	7.0000%, 2/1/39	6,969,071
6,910,256	5.0000%, 5/1/39	7,574,569
11,767,728	5.0000%, 6/1/40	12,867,197
13,441,374	5.0000%, 6/1/40	14,905,701
23,758,956	6.0000%, 7/1/40	26,369,770
2,806,452	4.5000%, 10/1/40	2,992,926
3,271,655	4.0000%, 12/1/40	3,442,132
33,154,458	5.0000%, 2/1/41	36,329,064
2,825,496	5.0000%, 3/1/41	3,086,937
5,530,511	4.5000%, 4/1/41	5,944,455
9,488,313	4.5000%, 4/1/41	10,160,454
5,567,053	5.0000%, 4/1/41	6,096,409
9,355,594	4.5000%, 5/1/41	10,059,646
5,182,080	5.0000%, 5/1/41	5,719,152
6,984,304	5.0000%, 5/1/41	7,836,198
18,590,976	4.5000%, 6/1/41	19,994,473
11,174,390	5.0000%, 6/1/41	12,209,480
24,997,730	5.0000%, 6/1/41	28,013,851
4,679,248	5.0000%, 7/1/41	5,111,478
14,043,406	5.0000%, 7/1/41	15,400,603
12,555,077	4.5000%, 8/1/41	13,452,858
211,941	5.0000%, 9/1/41	231,102
9,574,532	4.5000%, 10/1/41	10,242,971
6,360,029	5.0000%, 10/1/41	6,947,405
9,571,134	4.0000%, 9/1/42	9,972,968
71,591,358	4.5000%, 9/1/42	76,544,522
45,978,951	4.5000%, 2/1/43	49,278,419
64,212,085	4.5000%, 2/1/43	71,050,896
26,997,355	4.0000%, 5/1/43	28,133,943
Freddie Mac:
3,112,005	5.0000%, 1/1/19	3,295,000
2,411,031	5.0000%, 2/1/19	2,553,614
3,324,105	5.5000%, 8/1/19	3,525,649
5,430,032	5.0000%, 6/1/20	5,766,442
11,464,959	5.5000%, 12/1/28	12,615,013
16,453,608	5.0000%, 1/1/36	17,973,065
8,446,557	5.5000%, 10/1/36	9,275,375
41,905,278	6.0000%, 11/1/38	46,540,907
14,026,163	5.0000%, 5/1/39	15,214,209
7,115,061	4.5000%, 1/1/41	7,614,298
28,094,569	5.0000%, 3/1/41	30,439,744
15,350,879	5.0000%, 5/1/41	16,994,614
2,286,681	4.5000%, 9/1/41	2,450,949
6,273,885	5.0000%, 9/1/41	6,805,320
Ginnie Mae:
6,298,086	4.0000%, 8/15/24	6,699,745
11,132,922	5.1000%, 12/15/29	12,583,368
12,743,508	4.9000%, 12/15/32	13,960,718
5,742,196	6.0000%, 11/20/34	6,371,025
25,474,281	5.5000%, 3/20/35	28,227,179
3,863,416	5.5000%, 9/15/35	4,350,648
6,339,724	5.5000%, 3/15/36	7,020,840
7,678,982	5.5000%, 3/20/36	8,471,057
4,279,786	6.0000%, 1/20/39	4,769,225
1,879,322	7.0000%, 5/20/39	2,225,816
43,307,665	5.5000%, 6/15/39	48,858,918
10,741,427	5.5000%, 8/15/39	12,533,822
15,983,675	5.5000%, 8/15/39	18,123,758
10,562,625	5.0000%, 9/15/39	11,742,825
21,795,357	5.0000%, 9/15/39	24,219,857
5,891,622	5.0000%, 10/15/39	6,575,482
10,769,429	5.0000%, 11/15/39	11,993,788
3,123,009	5.0000%, 1/15/40	3,479,653
2,299,942	5.0000%, 4/15/40	2,562,336
3,788,005	5.0000%, 5/15/40	4,169,373
3,719,233	5.0000%, 7/15/40	4,141,899
10,363,322	5.0000%, 7/15/40	11,542,754
13,356,042	4.5000%, 9/15/40	14,531,992
10,204,751	5.0000%, 2/15/41	11,272,831
4,852,431	5.0000%, 4/15/41	5,612,165
12,972,864	4.5000%, 5/15/41	14,183,863
4,109,392	5.0000%, 5/15/41	4,604,164
2,798,587	5.0000%, 6/20/41	3,060,429
11,791,109	5.0000%, 6/20/41	13,166,006
2,655,743	4.5000%, 7/15/41	2,881,039
10,795,895	4.5000%, 7/15/41	11,719,305
25,779,809	4.5000%, 8/15/41	28,414,027
3,721,250	5.0000%, 9/15/41	4,084,791
3,539,041	5.5000%, 9/20/41	3,886,286
1,584,859	6.0000%, 10/20/41	1,766,105
5,473,177	6.0000%, 12/20/41	6,101,093
10,431,960	5.5000%, 1/20/42	11,468,403
5,425,957	6.0000%, 1/20/42	6,054,899
5,770,908	6.0000%, 2/20/42	6,438,878
4,593,099	6.0000%, 3/20/42	5,127,697
18,604,715	6.0000%, 4/20/42	20,763,409
5,314,752	3.5000%, 5/20/42	5,504,361
12,415,411	6.0000%, 5/20/42	13,842,751
20,111,404	5.5000%, 7/20/42	22,157,840
5,101,178	6.0000%, 7/20/42	5,694,230
5,013,822	6.0000%, 8/20/42	5,589,476
6,134,301	6.0000%, 9/20/42	6,843,087
5,269,687	6.0000%, 11/20/42	5,877,178
5,629,400	6.0000%, 2/20/43	6,284,489
Total Mortgage-Backed Securities (cost $1,318,914,985)		1,312,302,944

Preferred Stock — 0.8%
Diversified Banking Institutions — 0.3%
861,175	Morgan Stanley 7.1250%	21,701,610
Diversified Financial Services — 0.1%
236,750	Citigroup Capital XIII 7.8750%	6,503,523
Finance - Credit Card — 0.4%
955,570	Discover Financial Services 6.5000%	22,475,006
Total Preferred Stock (cost $52,080,775)		50,680,139
U.S. Treasury Notes/Bonds — 19.1%

U.S. Treasury Notes/Bonds:
$27,143,000	0.2500%, 7/31/15	27,122,860
30,598,000	0.3750%, 8/31/15	30,633,861
12,945,000	0.3750%, 2/15/16	12,931,848
7,657,000	1.0000%, 8/31/16	7,738,356
11,524,900	1.0000%, 9/30/16	11,643,745
8,648,500	1.0000%, 10/31/16	8,728,905
1,188,000	0.8750%, 11/30/16	1,193,290
115,815,500	0.8750%, 1/31/17**	116,096,005
17,908,000	0.8750%, 2/28/17	17,934,575
28,415,000	0.7500%, 6/30/17	28,186,344
9,545,000	0.7500%, 10/31/17	9,413,756
11,750,000	0.7500%, 12/31/17	11,550,802
19,120,000	0.8750%, 1/31/18	18,869,050
14,010,000	0.7500%, 3/31/18	13,712,288
17,343,100	2.3750%, 5/31/18	18,199,416
64,655,000	1.3750%, 7/31/18	64,771,185
405,431,000	1.5000%, 8/31/18	408,123,467
3,846,700	1.7500%, 10/31/18	3,910,713
10,800,000	1.0000%, 9/30/19	10,345,223
129,804,000	1.7500%, 5/15/23	120,281,708
78,967,000	2.5000%, 8/15/23	78,165,011
17,466,000	2.8750%, 5/15/43	14,824,268
107,203,000	3.6250%, 8/15/43	105,963,519
Total U.S. Treasury Notes/Bonds (cost $1,136,378,316)		1,140,340,195
Money Market — 1.0%
58,716,673	Janus Cash Liquidity Fund LLC, 0%£ (cost $58,716,673)	58,716,673
Total Investments (total cost $5,948,781,841) – 100%		$5,985,198,064

Summary of Investments by Country – (Long Positions)
September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$66,142,834	1.1%
Germany	14,040,042	0.2%
Japan	4,118,846	0.1%
Luxembourg	10,951,200	0.2%
Netherlands	39,654,213	0.7%
South Korea	55,679,412	0.9%
Taiwan	52,363,152	0.9%
United Kingdom	93,201,574	1.5%
United States††	5,649,046,791	94.4%
Total	$5,985,198,064	100.0%

††	Includes Cash Equivalents of 1.0%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

L.P.	Limited Partnership

PLC	Public Limited Company

REIT	Real Estate Investment Trust

**	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Fund	Aggregate Value
Janus Flexible Bond Fund	$50,121,100

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Flexible Bond Fund
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	$16,000,000	$16,888,199	0.3%
JPMorgan Chase Commercial Mortgage Securities Corp. 3.1723%, 4/15/30	9/30/13	7,543,100	7,506,497	0.1%
		$23,543,100	$24,394,696	0.4%

The Fund has registration rights for certain restricted securities held as of September 30, 2013. The issuer incurs all registration costs.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Flexible Bond Fund	$579,425,982	9.7%

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13
Janus Flexible Bond Fund
Janus Cash Liquidity Fund LLC	895,882,165	$895,882,165	(877,238,898)	$(877,238,898)	$-	$10,368	$58,716,673

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$222,962,801	$—

Bank Loans and Mezzanine Loans	—	170,594,738	—

Corporate Bonds	—	3,029,600,574	—

Mortgage-Backed Securities	—	1,312,302,944	—

Preferred Stock	—	50,680,139	—

U.S. Treasury Notes/Bonds	—	1,140,340,195	—

Money Market	—	58,716,673	—

Total Investments in Securities	$—	$5,985,198,064	$—

Janus Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1)£ — 100%
Alternative Funds — 5.8%
1,369,805	Janus Diversified Alternatives Fund* - Class N Shares	$13,547,376
256,200	Janus Global Real Estate Fund - Class I Shares	2,692,664
		16,240,040
Equity Funds — 41.0%
1,382,623	INTECH International Fund - Class I Shares	12,263,870
674,637	INTECH U.S. Growth Fund - Class I Shares	12,123,221
1,127,057	INTECH U.S. Value Fund - Class I Shares	14,798,253
156,083	Janus Fund - Class N Shares	5,870,299
211,587	Janus Global Research Fund - Class I Shares	11,954,692
510,021	Janus Global Select Fund* - Class I Shares	5,982,544
1,983,203	Janus International Equity Fund - Class N Shares	26,039,450
162,141	Janus Overseas Fund - Class N Shares	5,780,342
277,869	Janus Triton Fund - Class N Shares	6,302,058
724,895	Perkins Large Cap Value Fund - Class N Shares	11,779,548
117,403	Perkins Small Cap Value Fund - Class N Shares	2,931,553
		115,825,830
Fixed Income Funds — 53.2%
2,608,423	Janus Flexible Bond Fund - Class N Shares	27,362,354
10,797,093	Janus Global Bond Fund - Class I Shares	107,647,018
4,941,306	Janus Short-Term Bond Fund - Class N Shares	15,169,808
		150,179,180
Total Investments (total cost $256,624,566) – 100%		$282,245,050

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.
£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 9/30/13
Janus Global Allocation Fund – Conservative
INTECH International Fund - Class I Shares	20,009	$174,168	(50,245)	$(411,729)	$14,703	$-	$12,263,870
INTECH U.S. Growth Fund - Class I Shares	9,751	174,168	(24,319)	(374,372)	52,060	-	12,123,221
INTECH U.S. Value Fund - Class I Shares	16,462	217,711	(40,880)	(454,610)	78,430	-	14,798,253
Janus Diversified Alternatives Fund - Class N Shares	22,075	217,711	(54,220)	(542,196)	(9,157)	-	13,547,376
Janus Flexible Bond Fund - Class N Shares	62,550	655,287	(101,888)	(1,099,371)	(33,292)	219,886	27,362,354
Janus Fund - Class N Shares	2,331	87,084	(5,810)	(186,535)	26,681	-	5,870,299
Janus Global Bond Fund - Class I Shares	251,816	2,496,741	(432,201)	(4,447,343)	(183,026)	803,621	107,647,018
Janus Global Real Estate Fund - Class I Shares	5,832	61,790	(10,147)	(105,048)	1,560	18,248	2,692,664
Janus Global Research Fund - Class I Shares	3,110	174,168	(7,795)	(413,693)	12,739	-	11,954,692
Janus Global Select Fund - Class I Shares	7,451	87,084	(18,720)	(206,584)	6,632	-	5,982,544
Janus International Equity Fund - Class N Shares	28,813	370,108	(72,732)	(805,885)	100,282	-	26,039,450
Janus Overseas Fund - Class N Shares	2,450	87,084	(6,169)	(262,551)	(49,335)	-	5,780,342
Janus Short-Term Bond Fund - Class N Shares	96,631	296,220	(191,616)	(590,180)	(3,836)	57,672	15,169,808
Janus Triton Fund - Class N Shares	3,945	87,084	(9,876)	(184,785)	28,431	-	6,302,058
Perkins Large Cap Value Fund - Class N Shares	10,611	174,168	(26,356)	(384,203)	42,229	-	11,779,548
Perkins Small Cap Value Fund - Class N Shares	1,742	43,542	(4,310)	(105,220)	1,388	-	2,931,553
		$5,404,118		$(10,574,305)	$86,489	$1,099,427	$282,245,050

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Alternative Funds	$—	$16,240,040	$—
Equity Funds	—	115,825,830	—
Fixed Income Funds	—	150,179,180	—
Total Investments in Securities	$—	$282,245,050	$—

Janus Global Allocation Fund - Growth

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1)£ — 100%
Alternative Funds — 8.3%
1,430,494	Janus Diversified Alternatives Fund* - Class N Shares	$14,147,587
665,545	Janus Global Real Estate Fund - Class I Shares	6,994,882
		21,142,469
Equity Funds — 77.0%
3,165,667	INTECH International Fund - Class I Shares	28,079,467
734,175	INTECH U.S. Growth Fund - Class I Shares	13,193,131
1,668,108	INTECH U.S. Value Fund - Class I Shares	21,902,255
283,411	Janus Contrarian Fund - Class I Shares	5,260,103
841,437	Janus Emerging Markets Fund - Class I Shares	6,958,683
66,149	Janus Enterprise Fund* - Class N Shares	5,319,046
140,900	Janus Fund - Class N Shares	5,299,246
184,231	Janus Global Research Fund - Class I Shares	10,409,040
666,282	Janus Global Select Fund - Class I Shares	7,815,488
3,251,699	Janus International Equity Fund - Class N Shares	42,694,802
423,805	Janus Overseas Fund - Class N Shares	15,108,651
241,869	Janus Triton Fund - Class N Shares	5,485,598
73,676	Janus Twenty Fund - Class D Shares	5,467,465
788,853	Perkins Large Cap Value Fund - Class N Shares	12,818,854
202,454	Perkins Mid Cap Value Fund - Class N Shares	5,081,600
205,396	Perkins Small Cap Value Fund - Class N Shares	5,128,749
		196,022,178
Fixed Income Fund — 14.7%
3,762,872	Janus Global Bond Fund - Class I Shares	37,515,831
Total Investments (total cost $205,548,894) – 100%		$254,680,478

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.
£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 9/30/13
Janus Global Allocation Fund – Growth
INTECH International Fund - Class I Shares	37,304	$317,093	(79,713)	$(652,400)	$27,273	$-	$28,079,467
INTECH U.S. Growth Fund - Class I Shares	8,612	150,997	(18,347)	(256,911)	66,743	-	13,193,131
INTECH U.S. Value Fund - Class I Shares	19,673	256,694	(41,908)	(466,537)	83,674	-	21,902,255
Janus Contrarian Fund - Class I Shares	3,324	60,399	(7,062)	(80,469)	48,992	-	5,260,103
Janus Diversified Alternatives Fund - Class N Shares	18,444	181,196	(39,486)	(394,863)	(6,479)	-	14,147,587
Janus Emerging Markets Fund - Class I Shares	11,542	90,598	(24,486)	(216,101)	(21,909)	-	6,958,683
Janus Enterprise Fund - Class N Shares	771	60,399	(1,642)	(122,351)	7,111	-	5,319,046
Janus Fund - Class N Shares	1,645	60,399	(3,510)	(100,084)	29,377	-	5,299,246
Janus Global Bond Fund - Class I Shares	75,646	747,210	(104,727)	(1,077,639)	(41,947)	280,961	37,515,831
Janus Global Real Estate Fund - Class I Shares	13,071	138,034	(18,440)	(174,542)	19,650	47,436	6,994,882
Janus Global Research Fund - Class I Shares	2,211	120,797	(4,702)	(248,024)	10,899	-	10,409,040
Janus Global Select Fund - Class I Shares	7,981	90,598	(16,902)	(135,624)	58,568	-	7,815,488
Janus International Equity Fund - Class N Shares	38,826	483,189	(82,673)	(977,181)	58,510	-	42,694,802
Janus Overseas Fund - Class N Shares	5,251	181,196	(11,155)	(439,895)	(51,511)	-	15,108,651
Janus Triton Fund - Class N Shares	2,806	60,399	(5,957)	(107,655)	21,806	-	5,485,598
Janus Twenty Fund - Class D Shares	850	60,399	(1,803)	(95,041)	34,421	-	5,467,465
Perkins Large Cap Value Fund - Class N Shares	9,324	150,997	(19,905)	(268,006)	55,648	-	12,818,854
Perkins Mid Cap Value Fund - Class N Shares	2,423	60,399	(5,173)	(103,726)	25,735	-	5,081,600
Perkins Small Cap Value Fund - Class N Shares	2,440	60,399	(5,205)	(113,371)	16,090	-	5,128,749
		$3,331,392		$(6,030,420)	$442,651	$328,397	$254,680,478

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Alternative Funds	$—	$21,142,469	$—
Equity Funds	—	196,022,178	—
Fixed Income Fund	—	37,515,831	—
Total Investments in Securities	$—	$254,680,478	$—

Janus Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1)£ — 100%
Alternative Funds — 10.2%
2,540,695	Janus Diversified Alternatives Fund* - Class N Shares	$25,127,471
526,575	Janus Global Real Estate Fund - Class I Shares	5,534,303
		30,661,774
Equity Funds — 58.8%
2,686,008	INTECH International Fund - Class I Shares	23,824,893
702,002	INTECH U.S. Growth Fund - Class I Shares	12,614,980
1,757,199	INTECH U.S. Value Fund - Class I Shares	23,072,025
169,627	Janus Contrarian Fund* - Class I Shares	3,148,269
663,819	Janus Emerging Markets Fund - Class I Shares	5,489,782
1,083	Janus Forty Fund* - Class N Shares	50,000
166,837	Janus Fund - Class N Shares	6,274,723
163,586	Janus Global Research Fund - Class I Shares	9,242,581
569,231	Janus Global Select Fund - Class I Shares	6,677,084
2,918,064	Janus International Equity Fund - Class N Shares	38,314,175
350,201	Janus Overseas Fund - Class N Shares	12,484,658
1,162	Janus Research Fund - Class N Shares	45,692
295,508	Janus Triton Fund - Class N Shares	6,702,116
87,233	Janus Twenty Fund - Class D Shares	6,473,572
39,572	Perkins Global Value Fund* - Class N Shares	548,474
936,884	Perkins Large Cap Value Fund - Class N Shares	15,224,360
2,638	Perkins Mid Cap Value Fund* - Class N Shares	66,218
244,379	Perkins Small Cap Value Fund - Class N Shares	6,102,150
		176,355,752
Fixed Income Funds — 31.0%
8,439,277	Janus Global Bond Fund - Class I Shares	84,139,590
9,153	Janus High-Yield Fund - Class N Shares	84,485
2,828,549	Janus Short-Term Bond Fund - Class N Shares	8,683,645
		92,907,720
Total Investments (total cost $256,506,446) – 100%		$299,925,246

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 9/30/13
Janus Global Allocation Fund – Moderate

INTECH International Fund - Class I Shares	8,307	$71,452	(76,259)	$(614,890)	$29,728	$-	$23,824,893

INTECH U.S. Growth Fund - Class I Shares	2,150	38,108	(19,632)	(263,926)	79,870	-	12,614,980

INTECH U.S. Value Fund - Class I Shares	5,433	71,452	(49,442)	(495,459)	149,160	-	23,072,025

Janus Contrarian Fund - Class I Shares	519	9,527	(4,726)	(79,965)	5,984	-	3,148,269

Janus Diversified Alternatives Fund - Class N Shares	8,709	85,742	(78,737)	(787,372)	(13,830)	-	25,127,471

Janus Emerging Markets Fund - Class I Shares	2,380	19,054	(21,879)	(185,755)	(13,857)	-	5,489,782

Janus Forty Fund - Class N Shares	-	-	-	-	-	-	50,000

Janus Fund - Class N Shares	514	19,054	(4,691)	(121,910)	49,988	-	6,274,723

Janus Global Bond Fund - Class I Shares	88,812	879,394	(261,386)	(2,689,660)	(111,187)	631,551	84,139,590

Janus Global Real Estate Fund - Class I Shares	5,374	56,558	(16,488)	(167,530)	4,368	37,504	5,534,303

Janus Global Research Fund - Class I Shares	516	28,581	(4,721)	(245,306)	12,542	-	9,242,581

Janus Global Select Fund - Class I Shares	1,649	19,054	(15,085)	(141,398)	30,500	-	6,677,084

Janus High-Yield Fund - Class N Shares	140	1,296	-	-	-	1,288	84,485

Janus International Equity Fund - Class N Shares	9,031	114,323	(83,117)	(992,017)	39,372	-	38,314,175

Janus Overseas Fund - Class N Shares	1,087	38,108	(10,017)	(385,074)	(41,277)	-	12,484,658

Janus Research Fund - Class N Shares	-	-	-	-	-	-	45,692

Janus Short-Term Bond Fund - Class N Shares	19,993	61,241	(84,265)	(259,526)	(1,679)	33,193	8,683,645

Janus Triton Fund - Class N Shares	869	19,054	(7,971)	(135,419)	36,479	-	6,702,116

Janus Twenty Fund - Class D Shares	263	19,054	(2,412)	(149,013)	22,885	-	6,473,572

Perkins Global Value Fund - Class N Shares	-	-	-	-	-	-	548,474

Perkins Large Cap Value Fund - Class N Shares	2,926	47,635	(26,590)	(360,598)	69,148	-	15,224,360

Perkins Mid Cap Value Fund - Class N Shares	-	-	-	-	-	-	66,218

Perkins Small Cap Value Fund - Class N Shares	765	19,054	(6,957)	(145,276)	26,622	-	6,102,150

		$1,617,741		$(8,220,094)	$374,816	$703,536	$299,925,246

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)
	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Alternative Funds	$—	$30,661,774	$—
Equity Funds	—	176,355,752	—
Fixed Income Funds	—	92,907,720	—
Total Investments in Securities	$—	$299,925,246	$—

Janus Global Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount			Value
Asset-Backed/Commercial Mortgage-Backed Securities — 7.4%
	$428,000	AmeriCredit Automobile Receivables Trust 3.3800%, 4/9/18	$439,072
	665,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	665,879
	221,000	AmeriCredit Automobile Receivables Trust 3.3100%, 10/8/19	221,741
	350,000	Boca Hotel Portfolio Trust 0%, 8/15/26 (144A),‡	350,000
	158,000	Commercial Mortgage Trust 5.6500%, 12/10/49	163,587
	877,000	Commercial Mortgage Trust 5.8670%, 12/10/49‡	954,622
	851,944	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	721,268
	205,000	Gracechurch Card Funding PLC 0.8823%, 6/15/17**,‡	205,948
	680,000	GS Mortgage Securities Corp. II 3.5495%, 12/10/27 (144A),‡	598,204
	680,000	GS Mortgage Securities Corp. II 2.7819%, 11/8/29 (144A),‡	673,237
	327,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.1723%, 4/15/30 (144A),‡,§	325,116
	205,000	JPMorgan Chase Commercial Mortgage Securities Trust 3.9223%, 4/15/30 (144A),‡	205,282
GBP	1,174,403	Morpheus European Loan Conduit No. 19 PLC 0.9386%, 11/1/29**,‡	1,843,975
	89,000	Santander Drive Auto Receivables Trust 3.6400%, 5/15/18	90,804
	276,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	272,862
	293,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	298,107
EUR	2,324,160	Taurus 2013 GMF1 PLC 2.9760%, 5/21/24**	3,120,322
EUR	2,064,295	TDA CAM 2 Fondo de Titulizacion de Activos 0.4500%, 10/26/32**,‡	2,593,147
	737,000	Wachovia Bank Commercial Mortgage Trust 5.3830%, 12/15/43	784,604
	530,000	Wachovia Bank Commercial Mortgage Trust 5.5910%, 4/15/47‡	569,244
GBP	2,780,240	Windermere XI CMBS PLC 0.7610%, 4/24/17**,‡	4,387,862
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $19,109,097)			19,484,883
Bank Loans and Mezzanine Loans — 1.0%
Building and Construction Products - Miscellaneous — 0.9%
	2,499,000	American Builders & Contractors Supply Co., Inc. 3.5000%, 4/16/20‡	2,477,759
Casino Hotels — 0.1%
	149,250	MGM Resorts International 3.5000%, 12/20/19‡	148,480
Pharmaceuticals — 0%
	72,649	Quintiles Transnational Corp. 4.0000%, 6/8/18‡	72,558
Total Bank Loans and Mezzanine Loans (cost $2,720,229)			2,698,797
Corporate Bonds — 50.5%
Advertising Agencies — 0.2%
GBP	350,000	WPP PLC 6.0000%, 4/4/17**	639,019
Aerospace and Defense – Equipment — 0.4%
	440,000	Exelis, Inc. 4.2500%, 10/1/16	462,422
	457,000	TransDigm, Inc. 7.7500%, 12/15/18	486,705
			949,127
Airport Development - Maintenance — 1.1%
EUR	1,876,000	DAA Finance PLC 6.5872%, 7/9/18**	2,967,859
Automotive - Cars and Light Trucks — 4.5%
	636,000	General Motors Co. 3.5000%, 10/2/18 (144A)	634,410
	2,074,000	General Motors Co. 4.8750%, 10/2/23 (144A)	2,027,335
	875,000	General Motors Co. 6.2500%, 10/2/43 (144A)	861,875
GBP	2,261,000	Jaguar Land Rover Automotive PLC 8.1250%, 5/15/18**	3,989,268
EUR	2,999,000	Renault S.A. 4.6250%, 9/18/17**	4,280,806
			11,793,694
Banking — 0.3%
EUR	500,000	Banco BPI S.A. 3.2500%, 1/15/15**	679,433
Brewery — 0.3%
	817,000	SABMiller Holdings, Inc. 2.2000%, 8/1/18 (144A),**	814,777
Casino Hotels — 0.7%
	305,000	MGM Resorts International 6.6250%, 7/15/15	328,637
	364,000	MGM Resorts International 7.5000%, 6/1/16	406,770
	622,000	MGM Resorts International 7.6250%, 1/15/17	695,085
	432,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	396,360
			1,826,852
Cellular Telecommunications — 0.3%
	743,000	Sprint Communications, Inc. 7.0000%, 8/15/20	756,003
Chemicals - Diversified — 1.9%
	4,625,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	5,090,950
Chemicals - Specialty — 0.6%
	498,000	Ashland, Inc. 3.8750%, 4/15/18	491,775
	516,000	Ashland, Inc. 4.7500%, 8/15/22	483,750
	727,000	Ashland, Inc. 6.8750%, 5/15/43	697,920
			1,673,445
Commercial Banks — 4.9%
EUR	1,404,000	Bank of Ireland 10.0000%, 2/12/20**	2,165,084
	3,581,000	BBVA U.S. Senior SAU 4.6640%, 10/9/15**	3,728,541
	1,826,000	CIT Group, Inc. 4.2500%, 8/15/17	1,860,237
	276,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	303,600
	1,359,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	1,426,950
	612,000	CIT Group, Inc. 5.0000%, 8/1/23	592,520
	1,071,000	SVB Financial Group 5.3750%, 9/15/20	1,178,707
	516,000	Zions Bancorp 4.5000%, 3/27/17	541,786
	1,225,000	Zions Bancorp 5.8000%, 12/15/99‡	1,071,875
			12,869,300
Computer Aided Design — 0.1%
	393,000	Autodesk, Inc. 1.9500%, 12/15/17	385,203
Consulting Services — 0.5%
	522,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	562,734
	746,000	Verisk Analytics, Inc. 5.8000%, 5/1/21**	824,426
			1,387,160
Containers - Paper and Plastic — 0.1%
	160,000	Packaging Corp. of America 3.9000%, 6/15/22	153,844
Diagnostic Equipment — 0.7%
	1,318,000	Life Technologies Corp. 6.0000%, 3/1/20	1,484,178
	345,000	Life Technologies Corp. 5.0000%, 1/15/21	364,643
			1,848,821
Dialysis Centers — 0.2%
	416,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A),**	426,400

Diversified Banking Institutions — 4.0%
	30,000	Bank of America Corp. 4.5000%, 4/1/15	31,506
	30,000	Bank of America Corp. 3.6250%, 3/17/16	31,551
	785,000	Bank of America Corp. 3.7500%, 7/12/16	831,853
	780,000	Bank of America Corp. 8.0000%, 7/30/99‡	848,250
	429,000	Citigroup, Inc. 5.9000%, 12/29/49	403,260
	364,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	400,962
	268,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	266,100
EUR	350,000	Morgan Stanley 4.0000%, 11/17/15	499,637
EUR	702,000	Morgan Stanley 3.7500%, 9/21/17	1,015,020
EUR	703,000	Morgan Stanley 2.2500%, 3/12/18	959,101
	2,647,000	Morgan Stanley 4.1000%, 5/22/23	2,468,904
	176,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15**	179,777
	2,550,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23**	2,572,501
			10,508,422
Diversified Financial Services — 1.2%
	65,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	69,387
	700,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	707,000
	2,100,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	2,283,750
			3,060,137
Diversified Minerals — 0.2%
	645,000	FMG Resources (August 2006) Pty, Ltd. 7.0000%, 11/1/15	664,350
Diversified Operations — 0.5%
	364,000	GE Capital Trust I 6.3750%, 11/15/67‡	385,385
	978,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23	971,255
			1,356,640
Electric - Integrated — 0.2%
	605,000	PPL WEM Holdings PLC 3.9000%, 5/1/16	634,140
Electric – Transmission — 0.1%
GBP	210,000	SPI Australia Assets Pty, Ltd. 5.1250%, 2/11/21**	376,343
Electronic Measuring Instruments — 0.4%
	1,008,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,039,599
Engineering - Research and Development Services — 0.5%
	633,000	URS Corp. 4.3500%, 4/1/17 (144A)	646,795
	610,000	URS Corp. 5.5000%, 4/1/22 (144A)	613,758
			1,260,553
Finance - Auto Loans — 1.3%
	1,365,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	1,403,019
	258,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	286,800
	930,000	Ford Motor Credit Co. LLC 4.2500%, 9/20/22	928,803
	368,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18 (144A)	357,880
	512,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23 (144A)	467,840
			3,444,342
Finance - Credit Card — 0%
	18,000	American Express Co. 6.8000%, 9/1/66‡	19,080
Finance - Investment Bankers/Brokers — 1.0%
	434,000	Lazard Group LLC 7.1250%, 5/15/15	469,743
	2,092,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	2,177,425
			2,647,168
Finance - Leasing Companies — 0.6%
	1,772,000	LeasePlan Corp. N.V. 2.5000%, 5/16/18**	1,721,351
Food - Meat Products — 0.1%
	204,000	Sun Merger Sub, Inc. 5.2500%, 8/1/18 (144A)	209,100
Food - Retail — 0.5%
	212,000	Safeway, Inc. 3.9500%, 8/15/20	208,025
	997,000	Safeway, Inc. 4.7500%, 12/1/21	1,001,143
			1,209,168
Investment Management and Advisory Services — 1.0%
	47,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	51,465
	1,804,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	1,844,590
	810,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	814,050
			2,710,105
Life and Health Insurance — 0.4%
	919,000	Primerica, Inc. 4.7500%, 7/15/22	961,444
Machinery - Farm — 0.4%
	1,016,000	CNH Capital LLC 3.6250%, 4/15/18	1,010,920
Medical - Drugs — 0.5%
	1,133,000	VPII Escrow Corp. 6.7500%, 8/15/18	1,212,310
Medical Equipment — 0.3%
EUR	592,000	FMC Finance VIII S.A. 5.2500%, 7/31/19**	883,884
Money Center Banks — 1.6%
EUR	2,818,000	Lloyds TSB Bank PLC 6.5000%, 3/24/20**	4,326,682
Mortgage Banks – 0.7%
EUR	1,400,000	Bank of Ireland Mortgage Bank 2.7500%, 3/22/18**	1,892,562
Multi-Line Insurance — 0.8%
EUR	50,000	American International Group, Inc. 8.0000%, 5/22/38 (144A),‡	77,612
EUR	300,000	American International Group, Inc. 8.0000%, 5/22/38‡	465,668
	1,024,000	American International Group, Inc. 8.1750%, 5/15/58‡	1,198,592
	530,000	ING U.S., Inc. 5.6500%, 5/15/53‡	484,498
			2,226,370
Oil - Field Services — 0.5%
	1,365,000	Korea National Oil Corp. 4.0000%, 10/27/16**	1,451,054
Oil and Gas Drilling — 0.4%
	674,000	Nabors Industries, Inc. 5.0000%, 9/15/20	704,243
	81,000	Nabors Industries, Inc. 4.6250%, 9/15/21	81,415
	311,000	Rowan Cos., Inc. 5.0000%, 9/1/17	338,101
			1,123,759
Oil Companies - Exploration and Production — 3.5%
	2,431,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	2,424,922
	765,000	Cimarex Energy Co. 5.8750%, 5/1/22	772,650
	1,400,000	CNOOC Finance 2012, Ltd. 3.8750%, 5/2/22	1,364,780
	113,000	Continental Resources, Inc. 7.1250%, 4/1/21	126,278
	850,000	Continental Resources, Inc. 5.0000%, 9/15/22	855,312
	545,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	563,149
	331,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	355,138
	125,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	134,091
	1,406,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	1,507,935
	270,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	284,175
	883,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	885,207
			9,273,637
Oil Companies - Integrated — 0%
EUR	50,000	BP Capital Markets PLC 3.8300%, 10/6/17**	74,224
Paper and Related Products — 0.8%
EUR	1,560,000	WEPA Hygieneprodukte GmbH 6.5000%, 5/15/20**	2,209,382
Pipelines — 2.9%
	1,213,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	1,207,412
	862,000	El Paso LLC 7.0000%, 6/15/17	961,365
	3,269,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16**	3,521,265
	147,000	Spectra Energy Partners L.P. 2.9500%, 9/25/18	149,422
	766,000	Spectra Energy Partners L.P. 4.7500%, 3/15/24	789,324
	899,000	Western Gas Partners L.P. 5.3750%, 6/1/21	961,444
			7,590,232
Property Trust — 0.2%
EUR	338,000	Prologis International Funding S.A. 5.8750%, 10/23/14**	475,503
Real Estate Management/Services — 1.4%
	2,546,000	Deutsche Annington Finance B.V. 3.2000%, 10/2/17**	2,561,709
	1,038,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	1,016,792
			3,578,501
REIT - Diversified — 1.9%
	897,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	874,584
EUR	2,100,000	GELF Bond Issuer I S.A. 3.1250%, 4/3/18**	2,894,004
	1,120,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	1,240,757
			5,009,345
REIT - Office Property — 0.4%
	623,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	626,117
	352,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	376,437
			1,002,554
Retail - Restaurants — 0.2%
	685,000	Brinker International, Inc. 3.8750%, 5/15/23	643,309
Security Services — 0.6%
	310,000	ADT Corp. 6.2500%, 10/15/21 (144A)	314,650
	244,000	ADT Corp. 3.5000%, 7/15/22	206,278
	1,082,000	ADT Corp. 4.1250%, 6/15/23	965,428
	106,000	ADT Corp. 4.8750%, 7/15/42	78,273
			1,564,629
Semiconductor Components/Integrated Circuits — 0.9%
	2,355,000	TSMC Global, Ltd. 1.6250%, 4/3/18	2,268,826
Steel - Producers — 0.3%
	487,000	ArcelorMittal 5.0000%, 2/25/17**	506,480
	47,000	Steel Dynamics, Inc. 7.6250%, 3/15/20	50,819
	273,000	Steel Dynamics, Inc. 5.2500%, 4/15/23 (144A)	257,302
			814,601
Super-Regional Banks — 0.1%
	181,000	Wells Fargo & Co. 7.9800%, 9/15/99‡	199,100
Telecommunication Services — 0.2%
	487,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	490,668
Telephone - Integrated — 3.1%
	1,137,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	1,179,637
	400,000	Softbank Corp. 4.5000%, 4/15/20**	384,400
	323,000	Sprint Capital Corp. 6.9000%, 5/1/19	331,883
	603,000	Verizon Communications, Inc. 2.5000%, 9/15/16	621,504
	974,000	Verizon Communications, Inc. 3.6500%, 9/14/18	1,026,297
	2,328,000	Verizon Communications, Inc. 5.1500%, 9/15/23	2,495,118
	1,259,000	Verizon Communications, Inc. 6.4000%, 9/15/33	1,398,136
	630,000	Verizon Communications, Inc. 6.5500%, 9/15/43	711,230
			8,148,205
Total Corporate Bonds (cost $133,342,594)			133,554,086
Foreign Government Bonds — 15.5%
EUR	1,055,000	Bank of Ireland 4.0000%, 1/28/15**	1,463,468
EUR	2,042,000	Bank of Ireland 2.7500%, 6/5/16**	2,728,136
	1,400,000	Bermuda Government International Bond 4.1380%, 1/3/23	1,344,000
EUR	1,445,000	Bundesrepublik Deutschland 1.5000%, 5/15/23**	1,913,805
EUR	2,220,000	Ireland Government Bond 3.9000%, 3/20/23**	3,004,859
EUR	4,171,000	Italy Buoni Poliennali Del Tesoro 2.7500%, 12/1/15**	5,726,704
NZD	9,317,000	New Zealand Government Bond 6.0000%, 4/15/15**	8,078,555
NZD	5,895,000	New Zealand Government Bond 5.5000%, 4/15/23**	5,239,461
EUR	2,751,000	Spain Government Bond 2.7500%, 3/31/15**	3,787,900
EUR	352,000	Spain Government Bond 4.0000%, 7/30/15**	494,531
EUR	824,000	Spain Government Bond 3.2500%, 4/30/16**	1,146,558
EUR	474,000	Spain Government Bond 4.2500%, 10/31/16**	676,992
EUR	948,000	Spain Government Bond 3.7500%, 10/31/18**	1,316,577
EUR	1,473,000	Spain Government Bond 4.4000%, 10/31/23 (144A),**	2,006,281
GBP	1,302,000	United Kingdom Gilt 1.7500%, 9/7/22**	1,973,844
Total Foreign Government Bonds (cost $39,232,088)			40,901,671
Mortgage-Backed Securities — 10.7%
Fannie Mae:
	259,311	5.5000%, 1/1/25	280,684
	582,815	5.0000%, 9/1/29	637,619
	159,384	5.5000%, 1/1/33	175,142
	83,955	5.0000%, 11/1/33	91,330
	162,061	5.0000%, 12/1/33	176,303
	187,039	6.0000%, 2/1/37	208,793
	720,919	6.0000%, 9/1/37	786,673
	599,138	5.0000%, 6/1/40	664,409
	1,381,257	5.0000%, 8/1/40	1,510,003
	154,449	4.5000%, 10/1/40	164,711
	236,779	4.0000%, 12/1/40	249,117
	1,478,123	5.0000%, 2/1/41	1,619,657
	158,009	5.0000%, 3/1/41	172,630
	264,090	4.5000%, 4/1/41	283,857
	427,836	4.5000%, 4/1/41	458,144
	312,937	5.0000%, 4/1/41	342,694
	234,209	5.0000%, 5/1/41	258,482
	853,245	4.5000%, 6/1/41	917,659
	566,120	4.5000%, 8/1/41	606,601
	690,713	4.5000%, 10/1/41	738,934
	439,531	5.0000%, 10/1/41	480,123
	4,960,940	4.0000%, 9/1/42	5,169,220
Freddie Mac:
	174,718	5.0000%, 1/1/19	184,992
	164,966	5.0000%, 2/1/19	174,722
	227,014	5.5000%, 8/1/19	240,778
	260,361	5.0000%, 6/1/20	276,491
	537,923	5.5000%, 12/1/28	591,882
	397,000	4.5000%, 1/1/41	424,856
	857,436	5.0000%, 5/1/41	949,248
	122,701	4.5000%, 9/1/41	131,516
Ginnie Mae:
	332,705	6.0000%, 11/20/34	369,140
	176,506	5.5000%, 9/15/35	198,766
	457,189	5.5000%, 3/15/36	506,308
	195,033	6.0000%, 1/20/39	217,337
	338,805	5.0000%, 10/15/39	378,132
	559,192	5.0000%, 11/15/39	622,765
	158,717	5.0000%, 1/15/40	176,842
	116,272	5.0000%, 4/15/40	129,537
	191,993	5.0000%, 5/15/40	211,323
	188,265	5.0000%, 7/15/40	209,660
	538,292	5.0000%, 7/15/40	599,554
	588,779	5.0000%, 2/15/41	650,403
	237,919	5.0000%, 5/15/41	266,564
	150,657	4.5000%, 7/15/41	163,438
	173,455	5.0000%, 9/15/41	190,400
	161,878	5.5000%, 9/20/41	177,761
	70,112	6.0000%, 10/20/41	78,130
	249,234	6.0000%, 12/20/41	277,828
	248,481	6.0000%, 1/20/42	277,283
	254,166	6.0000%, 2/20/42	283,586
	186,798	6.0000%, 3/20/42	208,539
	445,011	6.0000%, 4/20/42	496,646
	567,823	6.0000%, 5/20/42	633,103
	920,014	5.5000%, 7/20/42	1,013,630
	234,870	6.0000%, 7/20/42	262,175
	238,068	6.0000%, 8/20/42	265,402
	284,598	6.0000%, 9/20/42	317,482
	241,977	6.0000%, 2/20/43	270,136
Total Mortgage-Backed Securities (cost $28,477,816)			28,419,140
Preferred Stock — 0.7%
Diversified Banking Institutions — 0.3%
	36,350	Morgan Stanley, 7.1250%	916,020
Finance - Credit Card — 0.4%
	41,400	Discover Financial Services, 6.5000%	973,728
Total Preferred Stock (cost $1,974,487)			1,889,748
U.S. Treasury Notes/Bonds — 9.6%
U.S. Treasury Notes/Bonds:
	$1,200,000	1.3750%, 7/31/18	1,202,157
	15,708,000	1.5000%, 8/31/18	15,812,317
	3,334,000	2.5000%, 8/15/23	3,300,140
	715,000	2.8750%, 5/15/43	606,856
	4,535,000	3.6250%, 8/15/43	4,482,566
Total U.S. Treasury Notes/Bonds (cost $25,173,133)			25,404,036
Money Market — 4.6%
	12,204,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $12,204,000)	12,204,000
Total Investments (total cost $262,233,444) – 100%			$264,556,361

Summary of Investments by Country – (Long Positions)

September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$1,905,107	0.7%
Bermuda	1,344,000	0.5%
China	1,364,780	0.5%
France	7,174,810	2.7%
Germany	7,995,180	3.0%
Ireland	14,221,968	5.4%
Italy	5,726,704	2.2%
Japan	384,400	0.1%
Luxembourg	506,480	0.2%
Netherlands	1,721,351	0.7%
New Zealand	13,318,017	5.0%
Portugal	679,433	0.3%
Singapore	376,343	0.1%
South Korea	1,451,054	0.5%
Spain	15,750,527	6.0%
Taiwan	2,268,826	0.9%
United Kingdom	24,128,199	9.1%
United States††	164,239,182	62.1%
Total	$264,556,361	100.0%

††  Includes Cash Equivalents of 4.6%.

Forward Currency Contracts, Open September 30, 2013 (unaudited)
Counterparty/Currency and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.:
British Pound 10/10/13	(1,217,000)	$(1,969,811)	$78,385
Canadian Dollar 10/10/13	(10,366,000)	(10,062,906)	207,889
Euro 10/10/13	11,807,000	15,971,685	(318,061)
Japanese Yen 10/10/13	(1,256,485,000)	(12,785,454)	5,953
New Zealand Dollar 10/10/13	16,535,000	13,720,217	(903,856)
Norwegian Krone 10/10/13	(15,667,000)	(2,605,573)	42,494
Singapore Dollar 10/10/13	(6,626,000)	(5,283,133)	90,079
South Korean Won 10/10/13	(5,447,513,000)	(5,068,095)	181,997
Swedish Krona 10/10/13	(32,937,000)	(5,126,149)	130,169
Total		$(13,209,219)	$(484,951)

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership

LLC	Limited Liability Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Global Bond Fund	$19,980,681	7.6%

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Fund	Aggregate Value
Janus Global Bond Fund	$54,744,621

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Bond Fund
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	$730,446	$721,268	0.3%
JPMorgan Chase Commercial Mortgage Securities Corp. 3.1723%, 4/15/30	9/30/13	326,701	325,116	0.1%
		$1,057,147	$1,046,384	0.4%

The Fund has registration rights for certain restricted securities held as of September 30, 2013. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 9/30/13
Janus Global Bond Fund
Janus Cash Liquidity Fund LLC	67,264,147	$67,264,147	(68,791,147)	$(68,791,147)	$-	$825	$12,204,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$19,484,883	$—

Bank Loans and Mezzanine Loans	—	2,698,797	—

Corporate Bonds	—	133,554,086	—

Foreign Government Bonds	—	40,901,671	—

Mortgage-Backed Securities	—	28,419,140	—

Preferred Stock	—	1,889,748	—

U.S. Treasury Notes/Bonds	—	25,404,036	—

Money Market	—	12,204,000	—

Total Investments in Securities	$—	$264,556,361	$—

Other Financial Instruments(a) - Assets:
Forward currency contracts	$—	$736,966	$—

Other Financial Instruments(a) – Liabilities:
Forward currency contracts	$—	$1,221,917	$—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount		Value
Repurchase Agreements — 21.7%

$30,700,000	Credit Suisse Securities (USA) LLC, 0.0800% dated 9/30/13, maturing 10/1/13 to be repurchased at $30,700,068 collateralized by $80,548,401 in U.S. Government Agencies 0.5326% - 5.7660%, 11/15/36 - 12/25/42 with a value of $31,318,574	$30,700,000

8,300,000	RBC Capital Markets Corp., 0.0600% dated 9/30/13, maturing 10/1/13 to be repurchased at $8,300,014 collateralized by $8,459,849 in U.S. Government Agencies 3.0000% - 3.5000%, 9/1/42 - 12/1/42 with a value of $8,466,000	8,300,000
Total Repurchase Agreements (amortized cost $39,000,000)		39,000,000

U.S. Government Agency Notes — 32.9%
Fannie Mae:
4,300,000	0.1122%, 10/1/13	4,300,000
5,000,000	0.1201%, 11/6/13	4,999,400
4,000,000	0.1301%, 11/20/13	3,999,278
3,000,000	0.0700%, 12/23/13	2,999,516
4,000,000	0.1401%, 12/26/13	3,998,662
3,000,000	0.1101%, 3/3/14	2,998,597

Freddie Mac:
2,000,000	0.0901%, 11/5/13	1,999,825
2,000,000	0.0600%, 12/5/13	1,999,783
3,000,000	0.1001%, 12/9/13	2,999,425
2,000,000	0.1015%, 1/14/14	1,999,416
3,000,000	0.1251%, 1/15/14	2,998,895
2,550,000	0.0951%, 2/21/14	2,549,038
4,000,000	0.1151%, 3/12/14	3,997,930
3,000,000	0.1001%, 3/18/14	2,998,600
2,000,000	0.1352%, 4/21/14	1,998,484
3,000,000	0.1015%, 5/14/14	2,998,099
3,000,000	0.1218%, 6/3/14	2,997,516
6,308,627	0.2400%, 1/15/42	6,308,627
Total U.S. Government Agency Notes (amortized cost $59,141,091)		59,141,091

Variable Rate Demand Agency Notes — 45.4%
1,080,000	A.E. Realty LLC 0.1800%, 10/1/23	1,080,000
600,000	City of Plymouth WI 0.2100%, 12/1/14	600,000
1,200,000	Clearwater Solutions LLC 0.2200%, 9/1/21	1,200,000
9,000,000	Cypress Bend Real Estate Development Co. LLC 0.1800%, 4/1/33	9,000,000
3,000,000	Florida Food Products, Inc. 0.1800%, 12/1/22	3,000,000
5,960,000	Florida Housing Finance Corp. 0.1000%, 7/15/36	5,960,000
3,000,000	Greer Family LLC 0.1800%, 8/1/31	3,000,000
2,065,000	Housing Development Corp., New York 0.0900%, 6/15/37	2,065,000
405,000	Illinois Housing Development Authority 0.2200%, 5/1/37	405,000
2,500,000	Irrevocable Trust Agreement John A. Thomas & Elizabeth F. Thomas 0.1800%, 12/1/20	2,500,000
3,745,000	Johnson Capital Management LLC 0.2400%, 6/1/47	3,745,000
155,000	Lakeshore Professional Properties LLC 0.2900%, 7/1/45	155,000
700,000	Maryland Community Development Administration 0.0800%, 2/1/41	700,000
22,605,000	Mesivta Yeshiva Rabbi Chaim Berlin 0.1790%, 11/1/35	22,605,000
3,835,000	Mississippi Business Finance Corp. 0.2000%, 1/1/34	3,835,000
4,010,000	Mississippi Business Finance Corp. - Series A 0.2000%, 3/1/29	4,010,000
3,730,000	Mississippi Business Finance Corp. - Series B 0.2000%, 3/1/29	3,730,000
4,310,000	Phenix City Downtown Redevelopment Authority 0.1800%, 2/1/33	4,310,000
500,000	Sacramento Housing & Redevelopment Agency 0.1800%, 1/15/36	500,000
1,685,000	Shepherd Capital LLC 0.2900%, 10/1/53	1,685,000
4,500,000	Thomas H. Turner Family Irrevocable Trust 0.1800%, 6/1/20	4,500,000
2,210,000	Tyler Enterprises LLC 0.1800%, 10/1/22	2,210,000
760,000	VOC-RE I LLC 0.1800%, 2/1/43	760,000
Total Variable Rate Demand Agency Notes (amortized cost $81,555,000)		81,555,000
Total Investments (total amortized cost $179,696,091) – 100%		$179,696,091

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Repurchase Agreements	$—	$39,000,000	$—

U.S. Government Agency Notes	—	59,141,091	—

Variable Rate Demand Agency Notes	—	81,555,000	—

Total Investments in Securities	$—	$179,696,091	$—

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.6%
$27,374,000	Extended Stay America Trust 7.6250%, 12/5/19 (144A)	$27,921,480
7,908,502	JPMorgan Chase Commercial Mortgage Securities Trust 6.1823%, 4/15/18 (144A),‡	7,996,286
3,900,000	Structured Agency Credit Risk Debt Notes 7.3289%, 7/25/23‡	4,088,904
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $39,892,632)		40,006,670

Bank Loans and Mezzanine Loans — 7.6%
Building - Residential and Commercial — 0.1%
1,747,587	Orleans Homebuilders, Inc. 10.5000%, 2/14/16‡	1,746,137

Casino Hotels — 1.3%
14,257,000	Caesars Entertainment Corp. 0%, 4/25/17 (a),‡	14,328,285
13,734,000	Caesars Entertainment Operating Co., Inc. 4.4289%, 1/28/18‡	12,197,509
6,573,000	Harrah's Las Vegas Propco LLC 3.6725%, 2/13/14‡	6,398,815
		32,924,609
Commercial Mortgage-Backed Security - Other — 0.8%
20,000,000	EOP Mezz 3 LLC 1.6820%, 2/1/14 (144A),‡	21,100,000
Educational Software — 1.1%
27,173,000	Blackboard, Inc. 11.5000%, 4/4/19‡	27,852,325
Hotels and Motels — 2.8%
16,000,000	Extended Stay America Trust 9.8789%, 11/20/19 (144A),‡	16,480,000
21,986,082	Hilton Hotels Corp. 3.9330%, 11/12/14‡	21,903,634
9,890,420	J.W. Marriott 8.1823%, 4/16/18 (144A),‡	9,791,516
21,607,000	Riverboat Corp. of Mississippi 10.0000%, 11/29/16‡	21,607,000
		69,782,150
Oil Companies - Exploration and Production — 0.2%
4,600,470	Rice Drilling B LLC 8.5000%, 10/25/18‡	4,611,971
Oil Companies - Integrated — 0.3%
8,160,000	Oxbow Carbon LLC 8.0000%, 1/19/20‡	8,323,200
Retail - Drug Store — 0.2%
4,605,000	Rite Aid Corp. 5.7500%, 8/21/20‡	4,712,435
Retail - Regional Department Stores — 0.5%
13,179,000	JC Penney Corp., Inc. 6.0000%, 5/22/18‡	12,762,675

Transportation & Logistics — 0.3%
7,578,000	State Class Tankers II LLC 0%, 6/20/20(a),‡	7,596,945
Total Bank Loans and Mezzanine Loans (cost $186,962,515)		191,412,447

Corporate Bonds — 84.8%
Advertising Services — 0.5%
12,342,000	Visant Corp. 10.0000%, 10/1/17	11,478,060
Aerospace and Defense — 1.5%
42,017,000	ADS Tactical, Inc. 11.0000%, 4/1/18 (144A),**,§	38,025,385
Aerospace and Defense – Equipment — 0.5%
10,848,000	TransDigm, Inc. 7.5000%, 7/15/21 (144A)	11,661,600
Agricultural Chemicals — 0.1%
3,473,000	Phibro Animal Health Corp. 9.2500%, 7/1/18 (144A)	3,733,475
Airlines — 0.7%
13,741,000	U.S. Airways Group, Inc. 6.1250%, 6/1/18	13,174,184
5,029,000	United Continental Holdings, Inc. 6.3750%, 6/1/18	5,117,007
		18,291,191
Apparel Manufacturers — 1.0%
8,044,000	Quiksilver, Inc. / QS Wholesale, Inc. 7.8750%, 8/1/18 (144A)	8,385,870
17,027,000	Quiksilver, Inc. / QS Wholesale, Inc. 10.0000%, 8/1/20 (144A)	17,920,917
		26,306,787
Automotive - Medium and Heavy Duty Trucks — 0.2%
5,124,000	Navistar International Corp. 8.2500%, 11/1/21	5,188,050
Broadcast Services and Programming — 1.3%
14,170,000	Clear Channel Worldwide Holdings, Inc. 6.5000%, 11/15/22	14,453,400
16,248,000	Crown Media Holdings, Inc. 10.5000%, 7/15/19	18,157,140
		32,610,540
Building - Residential and Commercial — 0.6%
6,646,000	Allegion U.S. Holding Co., Inc. 5.7500%, 10/1/21 (144A)	6,687,538
6,940,000	Meritage Homes Corp. 7.0000%, 4/1/22	7,356,400
		14,043,938
Building and Construction Products - Miscellaneous — 0.5%
3,631,000	Ply Gem Industries, Inc. 9.3750%, 4/15/17	3,830,705
2,262,000	USG Corp. 6.3000%, 11/15/16	2,392,065
5,378,000	USG Corp. 7.8750%, 3/30/20 (144A)	5,828,408
		12,051,178
Cable/Satellite Television — 3.0%
14,008,000	Block Communications, Inc. 7.2500%, 2/1/20 (144A)	14,708,400
27,377,000	DISH DBS Corp. 5.1250%, 5/1/20	27,103,230
6,453,000	Harron Communications L.P. / Harron Finance Corp. 9.1250%, 4/1/20 (144A)	7,098,300
17,140,000	Mediacom Broadband LLC / Mediacom Broadband Corp. 6.3750%, 4/1/23	17,140,000
8,257,000	Mediacom LLC / Mediacom Capital Corp. 7.2500%, 2/15/22	8,628,565
		74,678,495
Casino Hotels — 4.3%
2,953,000	Boyd Gaming Corp. 9.1250%, 12/1/18	3,211,388
16,615,000	Caesars Entertainment Corp. 8.0000%, 10/1/20 (144A)	16,407,312
2,776,000	Caesars Entertainment Operating Co., Inc. 11.2500%, 6/1/17	2,817,640
3,453,000	CityCenter Holdings LLC / CityCenter Finance Corp. 7.6250%, 1/15/16	3,617,018
6,191,000	Marina District Finance Co., Inc. 9.8750%, 8/15/18	6,717,235
16,963,000	MGM Resorts International 4.2500%, 4/15/15	21,596,019
3,830,000	MGM Resorts International 11.3750%, 3/1/18	4,873,675
11,222,000	MGM Resorts International 8.6250%, 2/1/19	12,905,300
5,429,000	MGM Resorts International 6.7500%, 10/1/20	5,700,450
14,851,000	MGM Resorts International 6.6250%, 12/15/21	15,370,785
6,915,000	MGM Resorts International 7.7500%, 3/15/22	7,494,131
6,666,000	Station Casinos LLC 7.5000%, 3/1/21	7,049,295
		107,760,248
Casino Services — 1.0%
5,388,000	CCM Merger, Inc. 9.1250%, 5/1/19 (144A)	5,616,990
17,157,000	Peninsula Gaming LLC / Peninsula Gaming Corp. 8.3750%, 2/15/18 (144A)	18,529,560
		24,146,550
Cellular Telecommunications — 2.2%
6,287,000	Cricket Communications, Inc. 7.7500%, 10/15/20	7,120,027
24,498,000	Sprint Communications, Inc. 7.0000%, 8/15/20	24,926,715
8,214,000	Sprint Communications, Inc. 6.0000%, 11/15/22	7,556,880
16,416,000	Sprint Corp. 7.8750%, 9/15/23 (144A)	16,744,320
		56,347,942
Chemicals - Specialty — 1.1%
21,599,000	Ashland, Inc. 4.7500%, 8/15/22	20,249,062
6,828,000	Ashland, Inc. 6.8750%, 5/15/43	6,554,880
		26,803,942
Coal — 0.8%
9,029,000	Natural Resource Partners L.P. 9.1250%, 10/1/18 (144A)	9,119,290
5,799,000	Peabody Energy Corp. 6.2500%, 11/15/21	5,625,030
7,717,000	Peabody Energy Corp. 4.7500%, 12/15/41	6,192,893
		20,937,213
Commercial Banks — 2.1%
8,400,000	Banco Bilbao Vizcaya Argentaria S.A. 9.0000%, 8/9/99‡	8,334,060
8,084,000	CIT Group, Inc. 5.2500%, 3/15/18	8,467,990
7,270,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	7,997,000
21,018,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	22,068,900
7,134,000	CIT Group, Inc. 5.3750%, 5/15/20	7,383,690
		54,251,640
Commercial Services — 0.7%
4,276,000	Envision Healthcare Corp. 8.1250%, 6/1/19	4,618,080
14,822,000	Global A&T Electronics, Ltd. 10.0000%, 2/1/19	12,598,700
		17,216,780
Commercial Services - Finance — 1.3%
14,039,000	Cardtronics, Inc. 8.2500%, 9/1/18	15,162,120
5,597,000	TransUnion Holding Co., Inc. 8.1250%, 6/15/18	5,932,820
10,797,000	TransUnion Holding Co., Inc. 9.6250%, 6/15/18	11,687,752
		32,782,692
Consulting Services — 0.5%
7,696,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	8,296,557
5,324,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	5,260,288
		13,556,845
Consumer Products - Miscellaneous — 1.0%
14,273,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.0000%, 4/15/19	14,986,650
2,425,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 7.8750%, 8/15/19	2,667,500
7,064,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.8750%, 8/15/19	7,664,440
		25,318,590
Containers - Metal and Glass — 0.5%
11,116,000	Greif, Inc. 7.7500%, 8/1/19	12,561,080
Data Processing and Management — 0.5%
12,594,000	First Data Corp. 12.6250%, 1/15/21	13,853,400
Disposable Medical Products — 0.4%
11,017,000	ConvaTec Finance International S.A. 8.2500%, 1/15/19	11,017,000
Distribution/Wholesale—0.4%
8,337,000	American Builders & Contractors Supply Co., Inc. 5.6250%, 4/15/21 (144A)	8,201,524
2,450,000	HD Supply, Inc. 11.0000%, 4/15/20	2,933,875
		11,135,399
Diversified Operations — 0.4%
2,221,000	Nielsen Co. Luxembourg 5.5000%, 10/1/21 (144A)	2,223,776
8,300,000	Park-Ohio Industries, Inc. 8.1250%, 4/1/21	9,047,000
		11,270,776
E-Commerce/Products—0.2%
5,606,000	Mood Media Corp. 9.2500%, 10/15/20	4,793,130
Electric - Generation — 0.4%
7,892,000	AES Corp. 8.0000%, 10/15/17	9,075,800
Electric - Integrated — 0.5%
12,057,000	IPALCO Enterprises, Inc. 5.0000%, 5/1/18	12,509,138
Engines - Internal Combustion — 0.3%
6,288,000	Briggs & Stratton Corp. 6.8750%, 12/15/20	6,806,760
Finance - Commercial — 0.2%
4,370,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.3750%, 4/1/20 (144A)	4,326,300
Finance - Investment Bankers/Brokers — 0.9%
9,378,000	E*TRADE Financial Corp. 6.7500%, 6/1/16	9,987,570
11,091,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	11,673,278
		21,660,848
Food - Dairy Products — 1.0%
22,724,000	FAGE Dairy Industry S.A. / FAGE USA Dairy Industry, Inc. 9.8750%, 2/1/20 (144A)	24,541,920
Food - Flour and Grain — 0.1%
2,681,000	Post Holdings, Inc. 7.3750%, 2/15/22 (144A)	2,818,401
Food - Meat Products — 1.6%
11,039,000	JBS USA LLC / JBS USA Finance, Inc. 8.2500%, 2/1/20 (144A)	11,618,547
7,374,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	7,410,870
11,013,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	10,902,870
7,082,000	Smithfield Foods, Inc. 6.6250%, 8/15/22	7,303,312
4,342,000	Sun Merger Sub, Inc. 5.8750%, 8/1/21 (144A)	4,401,703
		41,637,302
Food - Retail — 0.9%
25,126,000	SUPERVALU, Inc. 6.7500%, 6/1/21 (144A)	23,869,700
Gambling - Non-Hotel — 1.4%
18,224,000	Mohegan Tribal Gaming Authority 9.7500%, 9/1/21 (144A)	19,044,080
11,036,000	Pinnacle Entertainment, Inc. 7.5000%, 4/15/21	12,001,650
3,823,000	PNK Finance Corp. 6.3750%, 8/1/21 (144A)	3,899,460
		34,945,190
Gold Mining — 0.7%
14,301,000	Barrick Gold Corp. 4.1000%, 5/1/23	12,593,432
5,480,000	Newmont Mining Corp. 3.5000%, 3/15/22	4,792,019
		17,385,451
Home Furnishings — 0.4%
9,352,000	Norcraft Cos. L.P. / Norcraft Finance Corp. 10.5000%, 12/15/15	9,667,630
Hotels and Motels — 0.5%
11,310,000	Playa Resorts Holding B.V. 8.0000%, 8/15/20	11,932,050
Machinery - Construction and Mining — 0.5%
6,599,000	Terex Corp. 6.5000%, 4/1/20	6,928,950
4,583,000	Terex Corp. 6.0000%, 5/15/21	4,634,559
		11,563,509
Medical - Drugs — 1.9%
554,000	Valeant Pharmaceuticals International 6.8750%, 12/1/18 (144A)	585,855
12,420,000	Valeant Pharmaceuticals International 6.3750%, 10/15/20 (144A)	12,916,800
14,662,000	VPII Escrow Corp. 6.7500%, 8/15/18	15,688,340
16,252,000	VPII Escrow Corp. 7.5000%, 7/15/21	17,511,530
		46,702,525
Medical - Generic Drugs — 0.2%
4,579,000	Perrigo Co. 2.9500%, 5/15/23	4,426,725
Medical - Hospitals — 1.7%
2,204,000	HCA Holdings, Inc. 7.7500%, 5/15/21	2,344,505
6,046,000	Tenet Healthcare Corp. 8.0000%, 8/1/20	6,408,760
5,507,000	Tenet Healthcare Corp. 6.0000%, 10/1/20 (144A)	5,630,908
19,272,000	Tenet Healthcare Corp. 8.1250%, 4/1/22 (144A)	20,115,150
8,261,000	Universal Health Services, Inc. 7.0000%, 10/1/18	8,736,007
		43,235,330
Medical Instruments — 0.3%
6,784,000	Physio-Control International, Inc. 9.8750%, 1/15/19 (144A)	7,598,080
Medical Products — 0.2%
4,108,000	Biomet, Inc. 6.5000%, 8/1/20	4,241,510
Motion Pictures and Services — 0.2%
3,864,000	DreamWorks Animation SKG, Inc. 6.8750%, 8/15/20 (144A)	4,008,900

Multi-Line Insurance — 1.3%
1,431,000	American International Group, Inc. 6.2500%, 3/15/37	1,402,380
26,082,000	American International Group, Inc. 8.1750%, 5/15/58‡	30,528,981
		31,931,361
Oil - Field Services — 0.7%
7,738,000	Calfrac Holdings L.P. 7.5000%, 12/1/20 (144A)	7,796,035
8,764,000	Hiland Partners L.P. / Hiland Partners Finance Corp. 7.2500%, 10/1/20 (144A)	9,136,470
		16,932,505
Oil and Gas Drilling — 0.8%
3,857,000	Atwood Oceanics, Inc. 6.5000%, 2/1/20	4,040,208
5,955,000	Drill Rigs Holdings, Inc. 6.5000%, 10/1/17	6,148,537
11,172,000	Sidewinder Drilling, Inc. 9.7500%, 11/15/19 (144A)	10,836,840
		21,025,585
Oil Companies - Exploration and Production — 15.4%
2,774,000	Antero Resources Finance Corp. 6.0000%, 12/1/20	2,801,740
23,337,000	Aurora USA Oil & Gas, Inc. 9.8750%, 2/15/17 (144A)	24,795,562
14,490,000	Aurora USA Oil & Gas, Inc. 7.5000%, 4/1/20 (144A)	14,417,550
1,669,000	Bonanza Creek Energy, Inc. 6.7500%, 4/15/21	1,685,690
6,223,000	Chaparral Energy, Inc. 9.8750%, 10/1/20	7,000,875
8,344,000	Chaparral Energy, Inc. 8.2500%, 9/1/21	8,802,920
33,880,000	Chesapeake Energy Corp. 6.1250%, 2/15/21	35,150,500
19,507,000	Chesapeake Energy Corp. 5.7500%, 3/15/23	19,555,767
5,040,000	Continental Resources, Inc. 5.0000%, 9/15/22	5,071,500
7,701,000	Diamondback Energy, Inc. 7.6250%, 10/1/21 (144A)	7,855,020
11,176,000	EP Energy LLC / EP Energy Finance, Inc. 9.3750%, 5/1/20	12,573,000
2,859,000	EP Energy LLC / Everest Acquisition Finance, Inc. 7.7500%, 9/1/22	3,102,015
20,879,000	EV Energy Partners L.P. / EV Energy Finance Corp. 8.0000%, 4/15/19	20,879,000
17,477,000	Forest Oil Corp. 7.5000%, 9/15/20	17,389,615
17,507,000	Halcon Resources Corp. 9.7500%, 7/15/20	18,513,653
9,981,000	Halcon Resources Corp. 8.8750%, 5/15/21	10,230,525
3,464,000	Hilcorp Energy I L.P. / Hilcorp Finance Co. 7.6250%, 4/15/21 (144A)	3,706,480
4,651,000	Kodiak Oil & Gas Corp. 8.1250%, 12/1/19	5,081,218
7,250,000	Kodiak Oil & Gas Corp. 5.5000%, 2/1/22	7,068,750
5,479,000	Legacy Reserves L.P. / Legacy Reserves Finance Corp. 6.6250%, 12/1/21 (144A)	5,122,865
4,409,000	Linn Energy LLC / Linn Energy Finance Corp. 6.5000%, 5/15/19	4,232,640
15,996,000	Linn Energy LLC / Linn Energy Finance Corp. 6.7500%, 11/1/19 (144A)	15,076,230
6,480,000	Oasis Petroleum, Inc. 6.5000%, 11/1/21	6,836,400
13,734,000	Oasis Petroleum, Inc. 6.8750%, 3/15/22 (144A)	14,489,370
14,096,000	Quicksilver Resources, Inc. 7.1250%, 4/1/16	13,391,200
26,694,000	Samson Investment Co. 10.2500%, 2/15/20 (144A)	28,295,640
8,468,000	SandRidge Energy, Inc. 7.5000%, 3/15/21	8,552,680
10,777,000	SandRidge Energy, Inc. 8.1250%, 10/15/22	10,884,770
5,712,000	SandRidge Energy, Inc. 7.5000%, 2/15/23	5,654,880
2,762,000	SM Energy Co. 6.6250%, 2/15/19	2,872,480
4,374,000	SM Energy Co. 6.5000%, 11/15/21	4,548,960
2,741,000	SM Energy Co. 6.5000%, 1/1/23	2,795,820
10,901,000	Stone Energy Corp. 7.5000%, 11/15/22	11,446,050
7,200,000	Venoco, Inc. 8.8750%, 2/15/19	7,254,000
19,676,000	W&T Offshore, Inc. 8.5000%, 6/15/19	20,856,560
		387,991,925
Oil Field Machinery and Equipment — 0.7%
10,712,000	Dresser-Rand Group, Inc. 6.5000%, 5/1/21	11,354,720
5,538,000	Forum Energy Technologies, Inc. 6.2500%, 10/1/21 (144A)	5,572,613
		16,927,333
Oil Refining and Marketing — 1.8%
5,096,000	Frontier Oil Corp. 6.8750%, 11/15/18	5,478,200
19,770,000	PBF Holding Co. LLC / PBF Finance Corp. 8.2500%, 2/15/20	20,461,950
19,339,000	Western Refining, Inc. 6.2500%, 4/1/21	18,952,220
		44,892,370
Paper and Related Products — 0.7%
13,230,000	Resolute Forest Products, Inc. 5.8750%, 5/15/23 (144A)	11,609,325
5,490,000	Unifrax I LLC / Unifrax Holding Co. 7.5000%, 2/15/19 (144A)	5,490,000
		17,099,325
Pipelines — 3.2%
3,396,000	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp. 6.6250%, 10/1/20 (144A)	3,463,920
22,014,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19	23,114,700
8,367,000	Holly Energy Partners L.P. / Holly Energy Finance Corp. 6.5000%, 3/1/20	8,618,010
4,194,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 6.8750%, 12/1/18	4,508,550
14,372,000	Sabine Pass Liquefaction LLC 5.6250%, 2/1/21 (144A)	14,066,595
8,396,000	Sabine Pass Liquefaction LLC 5.6250%, 4/15/23 (144A)	8,049,665
7,929,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.3750%, 8/1/22	8,246,160
6,708,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.2500%, 5/1/23 (144A)	6,573,840
2,838,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.8750%, 10/1/20	2,830,905
		79,472,345
Printing - Commercial — 0.8%
15,023,000	ARC Document Solutions, Inc. 10.5000%, 12/15/16	15,699,035
5,163,000	Cenveo Corp. 8.8750%, 2/1/18	5,137,185
		20,836,220
Publishing - Newspapers — 0.7%
12,202,000	Gannett Co., Inc. 5.1250%, 10/15/19 (144A)	12,125,738
5,471,000	Gannett Co., Inc. 5.1250%, 7/15/20 (144A)	5,361,580
		17,487,318
Publishing - Periodicals — 0.4%
10,650,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20	10,250,625

Radio — 1.2%
17,412,000	Entercom Radio LLC 10.5000%, 12/1/19	19,762,620
9,682,000	Townsquare Radio LLC / Townsquare Radio, Inc. 9.0000%, 4/1/19 (144A)	10,287,125
		30,049,745
Real Estate Management/Services — 1.7%
40,889,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19**	44,160,120
Real Estate Operating/Development — 0.9%
3,218,000	Forest City Enterprises, Inc. 3.6250%, 8/15/20 (144A)	3,270,293
19,412,000	Howard Hughes Corp. 6.8750%, 10/1/21 (144A)	19,521,192
		22,791,485
Rental Auto/Equipment — 0.9%
13,585,000	Ahern Rentals, Inc. 9.5000%, 6/15/18 (144A)	14,298,212
3,906,000	NES Rentals Holdings, Inc. 7.8750%, 5/1/18 (144A)	3,964,590
5,111,000	United Rentals N.A., Inc. 8.3750%, 9/15/20	5,660,433
		23,923,235
Research & Development — 0.2%
4,657,000	Jaguar Holding Co. II / Jaguar Merger Sub, Inc. 9.5000%, 12/1/19 (144A)	5,233,304
Retail - Consumer Electronics — 0.5%
13,406,000	Best Buy Co., Inc. 5.0000%, 8/1/18	13,774,665

Retail - Drug Store — 0.1%
2,528,000	Rite Aid Corp. 9.2500%, 3/15/20	2,869,280
Retail - Propane Distribution — 0.2%
5,476,000	Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp. 8.6250%, 6/15/20	5,681,350

Retail - Regional Department Stores — 0.3%
2,476,000	Bon-Ton Department Stores, Inc. 8.0000%, 6/15/21	2,315,060
7,123,000	JC Penney Corp., Inc. 6.3750%, 10/15/36	4,968,293
		7,283,353
Retail - Restaurants — 2.0%
29,092,000	Landry's, Inc. 9.3750%, 5/1/20 (144A)	30,692,060
18,967,000	Wok Acquisition Corp. 10.2500%, 6/30/20 (144A)	20,626,612
		51,318,672
Retail - Toy Store — 0.5%
3,539,000	Toys R Us Property Co. II LLC 8.5000%, 12/1/17	3,707,103
10,356,000	Toys R Us, Inc. 10.3750%, 8/15/17	9,967,650
		13,674,753
Security Services — 0.2%
5,907,000	ADT Corp. 6.2500%, 10/15/21 (144A)	5,995,605
Semiconductor Equipment — 0.6%
13,824,000	Sensata Technologies B.V. 6.5000%, 5/15/19	14,860,800

Steel - Producers — 1.1%
6,031,000	ArcelorMittal 6.0000%, 3/1/21	6,181,775
5,585,000	ArcelorMittal 6.7500%, 2/25/22	5,878,212
3,403,000	Edgen Murray Corp. 8.7500%, 11/1/20 (144A)	3,454,045
11,400,000	Steel Dynamics, Inc. 6.1250%, 8/15/19	11,884,500
		27,398,532
Steel - Specialty — 0.2%
4,973,000	Permian Holdings, Inc. 10.5000%, 1/15/18 (144A)	4,848,675
Telecommunication Equipment — 1.0%
24,201,000	CommScope Holding Co., Inc. 6.6250%, 6/1/20 (144A)	24,079,995
Telecommunication Services — 1.1%
3,247,000	Level 3 Communications, Inc. 11.8750%, 2/1/19	3,734,050
1,724,000	Level 3 Communications, Inc. 8.8750%, 6/1/19	1,844,680
22,074,000	tw telecom holdings, inc. 6.3750%, 9/1/23 (144A)	21,963,630
		27,542,360
Telephone - Integrated — 1.7%
13,840,000	Level 3 Financing, Inc. 9.3750%, 4/1/19	15,258,600
2,754,000	Sprint Capital Corp. 6.9000%, 5/1/19	2,829,735
15,335,000	Sprint Capital Corp. 6.8750%, 11/15/28	13,686,487
11,499,000	Sprint Capital Corp. 8.7500%, 3/15/32	11,685,859
		43,460,681
Theaters — 0.4%
8,253,000	National CineMedia LLC 7.8750%, 7/15/21	8,995,770
Transportation - Railroad — 0.6%
10,635,000	Florida East Coast Railway Corp. 8.1250%, 2/1/17	11,153,456
3,901,000	Watco Cos. LLC / Watco Finance Corp. 6.3750%, 4/1/23 (144A)	3,861,990
		15,015,446
Transportation - Truck — 0.7%
15,254,000	Swift Services Holdings, Inc. 10.0000%, 11/15/18	16,931,940
Water Treatment Systems — 1.0%
25,218,000	Nuverra Environmental Solutions, Inc. 9.8750%, 4/15/18	25,596,270
Total Corporate Bonds (cost $2,099,041,874)		2,135,107,943

Preferred Stock — 0.4%
Steel - Producers — 0.4%
508,550	ArcelorMittal, 6.0000% (cost $13,023,805)	10,928,740

Money Market — 5.6%
140,481,032	Janus Cash Liquidity Fund LLC, 0%£ (cost $140,481,032)	140,481,032
Total Investments (total cost $2,479,401,858) – 100%		$2,517,936,832

Summary of Investments by Country – (Long Positions)

September 30, 2013(unaudited)

Country	Value	% of Investment Securities
Brazil	$29,932,287	1.2%
Canada	25,182,597	1.0%
Cyprus	6,148,537	0.2%
Greece	24,541,920	1.0%
Luxembourg	34,005,727	1.3%
Netherlands	22,182,675	0.9%
Singapore	12,598,700	0.5%
Spain	8,334,060	0.3%
United States††	2,355,010,329	93.6%
Total	$2,517,936,832	100.0%

††	Includes Cash Equivalents of 5.6%.

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership

LLC	Limited Liability Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus High-Yield Fund	$853,876,057	33.9%

(a)	All or a portion of this position has not settled, or is not funded. Upon settlement or funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.

**	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Fund	Aggregate Value
Janus High-Yield Fund	$53,275,000

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments

Janus High-Yield Fund
ADS Tactical, Inc., 11.0000%, 4/1/18	3/22/11 – 11/5/12	$42,657,288	$38,025,385	1.5%

The Fund has registration rights for certain restricted securities held as of September 30, 2013. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the year ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 9/30/13
Janus High-Yield Fund

Janus Cash Liquidity Fund LLC	324,655,183	$324,655,183	(288,557,000)	$(288,557,000)	$-	$19,985	$140,481,032

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$40,006,670	$—

Bank Loans and Mezzanine Loans	—	191,412,447	—

Corporate Bonds	—	2,135,107,943	—

Preferred Stock	—	10,928,740	—

Money Market	—	140,481,032	—

Total Investments in Securities	$—	$2,517,936,832	—

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount		Value
Certificates Of Deposit — 23.4%
$30,000,000	Bank of Montreal, Chicago 0.1300%, 10/2/13	$30,000,000
30,000,000	Bank of Montreal, Chicago 0.1300%, 12/13/13	30,000,000
50,000,000	Bank of Tokyo - Mitsubishi UFJ, Ltd., New York 0.1100%, 10/7/13	50,000,000
30,000,000	Sumitomo Mitsui Banking Corp. 0.1000%, 10/2/13	30,000,000
30,000,000	Sumitomo Mitsui Banking Corp. 0.1000%, 10/7/13	30,000,000
10,000,000	Svenska Handelsbanken A.B. 0.1850%, 10/4/13	10,000,004
25,000,000	Svenska Handelsbanken A.B. 0.1900%, 10/21/13	25,000,070
25,000,000	Svenska Handelsbanken A.B. 0.1850%, 11/13/13	25,000,149
10,300,000	Toronto Dominion Bank, New York 0.1000%, 10/25/13	10,300,000
25,000,000	Toronto Dominion Bank, New York 0.1200%, 11/5/13	25,000,000
9,000,000	Toronto Dominion Bank, New York 0.1200%, 11/8/13	9,000,000
20,000,000	Toronto Dominion Bank, New York 0.1500%, 11/18/13	20,000,000
10,000,000	Wells Fargo & Co. 0.1300%, 11/6/13	10,000,000
Total Certificates Of Deposit (amortized cost $304,300,223)		304,300,223
Commercial Paper — 11.6%
28,000,000	BNP Paribas Finance, Inc. 0.0710%, 10/1/13	28,000,000
23,000,000	Nieuw Amsterdam Receivables Corp. (Section 4(2)) 0.1827%, 10/24/13	22,997,354
40,000,000	Nieuw Amsterdam Receivables Corp. (Section 4(2)) 0.1725%, 12/12/13	39,986,400
25,000,000	Standard Chartered PLC (Section 4(2)) 0.1725%, 10/3/13	24,999,764
25,000,000	Standard Chartered PLC (Section 4(2)) 0.1725%, 10/7/13	24,999,291
10,000,000	Standard Chartered PLC (Section 4(2)) 0.1827%, 10/11/13	9,999,500
Total Commercial Paper (amortized cost $150,982,309)		150,982,309
Repurchase Agreements — 41.0%
100,000,000	Goldman Sachs & Co., 0.0900%, dated 9/30/13, maturing 10/1/13
	to be repurchased at $100,000,250 collateralized by $82,131,039
	in U.S. Government Agencies 0.0000% - 31.9973%, 11/15/21 - 8/1/42
	with a value of $102,000,001
		100,000,000
50,000,000	HSBC Securities (USA), Inc., 0.0700%, dated 9/30/13, maturing 10/1/13
	to be repurchased at $50,000,097 collateralized by $51,005,000
	in a U.S. Government Agency 0.0000%, 12/26/13
	with a value of $51,002,452
		50,000,000
284,300,000	RBC Capital Markets Corp., 0.0600%, dated 9/30/13, maturing 10/1/13
	to be repurchased at $284,300,474 collateralized by $289,775,327
	in U.S. Government Agencies 3.0000% - 3.5000%, 9/1/42 - 12/1/42
	with a value of $289,986,001
		284,300,000
100,000,000	Wells Fargo & Co., 0.0700%, dated 9/30/13, maturing 10/1/13
	to be repurchased at $100,000,194 collateralized by $102,104,292
	in U.S. Government Agencies 0.0000% - 13.5310%, 10/25/17 - 6/25/43
	with a value of $102,000,198
		100,000,000
Total Repurchase Agreements (amortized cost $534,300,000)		534,300,000
U.S. Government Agency Notes — 10.4%
Fannie Mae:
15,000,000	0.0700%, 12/23/13	14,997,579
10,000,000	0.1401%, 12/26/13	9,996,655
12,000,000	0.1101%, 3/3/14	11,994,389
Freddie Mac:
13,000,000	0.1251%, 11/25/13	12,997,517
15,000,000	0.0600%, 12/5/13	14,998,375
8,600,000	0.1051%, 1/23/14	8,597,140
10,000,000	0.1402%, 2/3/14	9,995,137
5,900,000	0.1201%, 2/11/14	5,897,384
8,800,000	0.1201%, 2/19/14	8,795,864
6,100,000	0.1101%, 2/24/14	6,097,278
10,000,000	0.1151%, 3/12/14	9,994,825
10,000,000	0.1352%, 4/21/14	9,992,423
11,000,000	0.1015%, 5/14/14	10,993,029
Total U.S. Government Agency Notes (amortized cost $135,347,595)		135,347,595
Variable Rate Demand Agency Notes — 13.6%
4,840,000	Auburn Industrial Development Board 0.1800%, 7/1/26	4,840,000
4,000,000	Breckenridge Terrace LLC 0.2100%, 5/1/39	4,000,000
14,980,000	Breckenridge Terrace LLC 0.2100%, 5/1/39	14,980,000
7,985,000	Brevard County Health Facilities Authority 0.0600%, 9/1/25	7,985,000
800,000	California Infrastructure & Economic Development Bank 0.1300%, 7/1/33	800,000
990,000	Capital Markets Access Co. LC 0.1800%, 7/1/25	990,000
9,100,000	County of Eagle CO 0.2600%, 6/1/27	9,100,000
8,000,000	County of Eagle CO 0.2600%, 5/1/39	8,000,000
8,965,000	County of Franklin OH - Series A 0.0700%, 11/1/22	8,965,000
6,850,000	County of Franklin OH - Series B 0.0700%, 11/1/34	6,850,000
11,470,000	Eskaton Properties, Inc. 0.4000%, 12/1/37	11,470,000
3,630,000	FJM Properties of Willmar LLC (144A) 0.2000%, 10/1/24	3,630,000
7,000,000	Florissant Industrial Development Authority 0.0600%, 9/1/28	7,000,000
5,620,000	Hunter's Ridge, Southpointe 0.2200%, 6/1/25	5,620,000
3,735,000	J-Jay Properties LLC 0.1700%, 7/1/35	3,735,000
530,000	Kentucky Economic Development Finance Authority 1.0000%, 11/1/15	530,000
1,080,000	Lone Tree Building Authority 0.3300%, 12/1/17	1,080,000
9,000,000	Louisiana Public Facilities Authority 0.0800%, 7/1/47	9,000,000
10,000,000	Massachusetts Health & Educational Facilities Authority - Series N2 0.0800%, 10/1/42	10,000,000
4,415,000	Mesivta Yeshiva Rabbi Chaim Berlin 0.1790%, 11/1/35	4,415,000
5,000,000	Phenix City Downtown Redevelopment Authority 0.1800%, 2/1/33	5,000,000
160,000	Phoenix Realty Special Account 0.2600%, 4/1/20	160,000
10,865,000	RBS Insurance Trust 0.1800%, 11/1/31	10,865,000
3,650,000	Riley Family Eagle Lake L.P. & Riley Family Lexington Heights L.P. 0.1900%, 9/1/33	3,650,000
5,700,000	Tenderfoot Seasonal Housing LLC 0.2600%, 7/1/35	5,700,000
2,600,000	Tift County Development Authority 0.2400%, 2/1/18	2,600,000
4,095,000	Triple Crown Investments LLC 0.1800%, 8/1/25	4,095,000
1,510,000	Volunteers of America of Alabama, Inc. 0.2400%, 9/1/23	1,510,000
21,080,000	Washington Higher Education Facilities Authority 0.1000%, 10/1/30	21,080,000
Total Variable Rate Demand Agency Notes (amortized cost $177,650,000)		177,650,000
Total Investments (total amortized cost $1,302,580,127) – 100%		$1,302,580,127

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership

LLC	Limited Liability Company

PLC	Public Limited Company

Section 4(2)	Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Money Market Fund	$3,630,000	0.3%

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Certificates Of Deposit	$—	$304,300,223	$—

Commercial Paper	—	150,982,309	—

Repurchase Agreements	—	534,300,000	—

U.S. Government Agency Notes	—	135,347,595	—

Variable Rate Demand Agency Notes	—	177,650,000	—

Total Investments in Securities	$—	$1,302,580,127	$—

Janus Real Return Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value

Common Stock — 1.7%
Oil Companies - Exploration and Production — 0.6%
3,745	Chesapeake Energy Corp.	$96,921
Recreational Centers — 1.1%
11,565	ClubCorp Holdings, Inc.*	177,291
Total Common Stock (cost $235,687)		274,212
Corporate Bonds — 62.3%
Aerospace and Defense – Equipment — 2.2%

$13,000	Exelis, Inc. 4.2500%, 10/1/16	13,662
332,000	TransDigm, Inc. 7.7500%, 12/15/18	353,580
		367,242
Beverages - Wine and Spirits — 1.3%
190,000	Constellation Brands, Inc. 7.2500%, 9/1/16	216,125
Building - Residential and Commercial — 3.3%
250,000	Lennar Corp. 4.7500%, 12/15/17	256,875
289,000	Meritage Homes Corp. 4.5000%, 3/1/18	283,942
		540,817
Building Products - Cement and Aggregate — 0.1%
8,000	Vulcan Materials Co. 7.0000%, 6/15/18	9,020
Casino Hotels — 2.9%
136,000	CityCenter Holdings LLC / CityCenter Finance Corp. 7.6250%, 1/15/16	142,460
290,000	MGM Resorts International 7.5000%, 6/1/16	324,075
		466,535
Chemicals - Specialty — 0.7%
72,000	Ashland, Inc. 3.0000%, 3/15/16	72,900
50,000	Ashland, Inc. 3.8750%, 4/15/18	49,375
		122,275
Coal — 0.8%
69,000	CONSOL Energy, Inc. 8.0000%, 4/1/17	73,313
57,000	Natural Resource Partners L.P. 9.1250%, 10/1/18 (144A)	57,570
		130,883
Commercial Banks — 2.3%
290,000	CIT Group, Inc. 4.7500%, 2/15/15 (144A)	300,150
73,000	Regions Financial Corp. 7.7500%, 11/10/14	78,398
2,000	Zions Bancorp 4.0000%, 6/20/16	2,067
		380,615
Consumer Products - Miscellaneous — 1.3%
190,000	Jarden Corp. 7.5000%, 5/1/17	216,600
Containers - Metal and Glass — 1.9%
290,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. 7.3750%, 10/15/17	309,937
Diversified Banking Institutions — 4.3%
305,000	Ally Financial, Inc. 6.7500%, 12/1/14	320,250
66,000	Bank of America Corp. 8.0000%, 7/30/99‡	71,775
260,000	Citigroup, Inc. 5.0000%, 9/15/14	269,800
40,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	40,859
		702,684
Diversified Minerals — 0.4%
70,000	FMG Resources (August 2006) Pty, Ltd. 6.8750%, 2/1/18	73,150
Diversified Operations — 1.2%
110,000	Bombardier, Inc. 4.2500%, 1/15/16	114,125
70,000	GE Capital Trust I 6.3750%, 11/15/67‡	74,113
		188,238
Electric - Generation — 1.6%
220,000	AES Corp. 9.7500%, 4/15/16	256,850
Electronic Measuring Instruments — 0.8%
120,000	FLIR Systems, Inc. 3.7500%, 9/1/16	123,762
Finance - Auto Loans — 2.1%
325,000	Ford Motor Credit Co. LLC 4.2500%, 2/3/17	347,270
Finance - Consumer Loans — 1.2%
190,000	SLM Corp. 5.0000%, 4/15/15	197,600
Finance - Credit Card — 0.7%
100,000	American Express Co. 6.8000%, 9/1/66‡	106,000
Finance - Investment Bankers/Brokers — 1.2%
150,000	Lazard Group LLC 7.1250%, 5/15/15	162,354
34,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	35,963
		198,317
Finance - Leasing Companies — 1.4%
220,000	International Lease Finance Corp. 6.6250%, 11/15/13	221,100
Food - Retail — 1.6%
243,000	Stater Bros Holdings, Inc. 7.3750%, 11/15/18	256,973
Gold Mining — 0.6%
86,000	Barrick Gold Corp. 4.1000%, 5/1/23	75,731
34,000	Newmont Mining Corp. 3.5000%, 3/15/22	29,732
		105,463
Independent Power Producer — 1.8%
290,000	Calpine Corp. 7.2500%, 10/15/17 (144A)	300,875
Investment Management and Advisory Services — 0.4%
65,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	71,175
Machinery - Farm — 1.9%
274,000	CNH Capital LLC 3.8750%, 11/1/15	282,220
28,000	CNH Capital LLC 3.6250%, 4/15/18	27,860
		310,080
Medical - HMO — 1.3%
200,000	Centene Corp. 5.7500%, 6/1/17	211,000
Medical - Hospitals — 1.7%
250,000	HCA, Inc. 6.5000%, 2/15/16	270,937
Office Furnishings - Original — 1.1%
160,000	Interface, Inc. 7.6250%, 12/1/18	173,600
Oil Companies - Exploration and Production — 4.6%
220,000	Berry Petroleum Co. 10.2500%, 6/1/14	232,100
220,000	Chesapeake Energy Corp. 9.5000%, 2/15/15	242,275
122,000	Chesapeake Energy Corp. 3.2500%, 3/15/16	122,457
30,000	Chesapeake Energy Corp. 7.2500%, 12/15/18	33,975
65,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	69,740
53,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	53,133
		753,680
Oil Refining and Marketing — 1.3%
190,000	Frontier Oil Corp. 6.8750%, 11/15/18	204,250
Paper and Related Products — 0.7%
100,000	Georgia-Pacific LLC 7.7000%, 6/15/15	110,859
Pharmacy Services — 0.9%
134,000	Omnicare, Inc. 7.7500%, 6/1/20	146,814
Pipelines — 2.9%
127,000	Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.8750%, 2/15/18	134,937
2,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	2,154
309,000	Kinder Morgan Finance Co. LLC 6.0000%, 1/15/18 (144A)	335,115
		472,206
Real Estate Operating/Development — 0.2%
40,000	Forest City Enterprises, Inc. 3.6250%, 8/15/20 (144A)	40,650
REIT - Office Property — 1.9%
288,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	312,784
Retail - Toy Store — 1.4%
220,000	Toys R Us Property Co. II LLC 8.5000%, 12/1/17	230,450
Steel - Producers — 0.4%
70,000	ArcelorMittal 4.2500%, 3/1/16	71,838
Super-Regional Banks — 0.8%
125,000	Wells Fargo & Co. 7.9800%, 9/15/99‡	137,500
Telecommunication Services — 0.3%
40,000	Qwest Corp. 7.5000%, 10/1/14	42,383
Telephone - Integrated — 3.4%
144,000	Verizon Communications, Inc. 2.5000%, 9/15/16	148,419
117,000	Verizon Communications, Inc. 3.6500%, 9/14/18	123,282
250,000	Windstream Corp. 7.8750%, 11/1/17	278,750
		550,451
Transportation - Truck — 0.5%
76,000	Swift Services Holdings, Inc. 10.0000%, 11/15/18	84,360
Trucking and Leasing — 0.9%
14,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 7/11/14 (144A)	14,156
123,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	125,280
		139,436
Total Corporate Bonds (cost $10,147,341)		10,172,784
Preferred Stock — 1.0%
Diversified Banking Institutions — 0.4%
3,175	Royal Bank of Scotland Group PLC - Series N 6.3500%	66,230
Diversified Financial Services — 0.2%
1,350	Citigroup Capital XIII 7.8750%	37,085
Steel - Producers — 0.4%
2,950	ArcelorMittal, 6.0000% 6.0000%	63,395
Total Preferred Stock (cost $184,831)		166,710

U.S. Treasury Notes/Bonds — 21.0%
	U.S. Treasury Notes/Bonds:
$360,000	0.2500%, 2/28/14**	360,295
145,000	0.2500%, 4/30/14	145,147
269,000	0.2500%, 8/31/14	269,326
200,000	0.2500%, 11/30/14	200,227
140,000	0.3750%, 3/15/15	140,334
220,000	0.2500%, 5/31/15	219,957
47,000	1.0000%, 10/31/16	47,437
20,000	0.8750%, 1/31/18	19,737
185,000	0.7500%, 3/31/18	181,069
152,000	1.3750%, 7/31/18	152,273
1,188,000	1.5000%, 8/31/18	1,195,889
188,000	2.5000%, 8/15/23	186,091
36,000	2.8750%, 5/15/43	30,555
288,000	3.6250%, 8/15/43	284,670
Total U.S. Treasury Notes/Bonds (cost $3,419,398)		3,433,007

Money Market — 14.0%
2,288,321	Janus Cash Liquidity Fund LLC, 0%£ (cost $2,288,321)	2,288,321
Total Investments (total cost $16,275,578) – 100%		$16,335,034

Summary of Investments by Country – (Long Positions)
September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$73,150	0.4%
Canada	189,856	1.2%
Ireland	309,937	1.9%
Luxembourg	135,233	0.8%
United Kingdom	107,089	0.7%
United States††	15,519,769	95.0%
Total	$16,335,034	100.0%

†	† Includes Cash Equivalents of 14.0%.

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership

LLC	Limited Liability Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Real Return Fund	$1,173,796	7.2%

*	Non-income producing security.

**	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Fund	Aggregate Value
Janus Real Return Fund	$300,246

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13
Janus Real Return Fund

Janus Cash Liquidity Fund LLC	3,305,430	$3,305,430	(3,295,000)	$(3,295,000)	$—	$350	$2,288,321

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$274,212	$—	$—

Corporate Bonds	—	10,172,784	—

Preferred Stock	—	166,710	—

U.S. Treasury Notes/Bonds	—	3,433,007	—

Money Market	—	2,288,321	—

Total Investments in Securities	$274,212	$16,060,822	$—

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value

Asset-Backed/Commercial Mortgage-Backed Securities — 5.2%

$16,507,000	AmeriCredit Automobile Receivables Trust 1.9300%, 8/8/18	$16,473,062
43,246,805	Banc of America Large Loan Trust 2.4820%, 11/15/15 (144A),‡	43,316,172
8,835,000	Gracechurch Card Funding PLC 0.8823%, 6/15/17‡	8,875,853
30,586,000	Permanent Master Issuer PLC 1.8181%, 7/15/42‡	30,956,733
12,831,372	Santander Consumer Acquired Receivables Trust 2.0100%, 8/15/16 (144A)	12,865,580
718,283	Santander Drive Auto Receivables Trust 1.8900%, 5/15/17 (144A)	719,522
12,782,000	Santander Drive Auto Receivables Trust 1.9400%, 3/15/18	12,689,510
6,161,351	SMART Trust 1.5400%, 3/14/15	6,177,371
18,233,000	SMART Trust 2.5200%, 11/14/16	18,475,535
3,797,000	SMART Trust 0.9700%, 3/14/17	3,792,823
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $154,228,629)		154,342,161

Bank Loans and Mezzanine Loans — 1.3%
Gambling - Non-Hotel — 0.2%
7,459,640	Pinnacle Entertainment, Inc. 3.7500%, 8/15/16‡	7,480,154
Hotels and Motels — 0.9%
25,962,000	Hilton Hotels Corp. 0%, 9/23/20 (a),‡	25,914,749
Metal - Iron — 0.2%
4,777,895	FMG Resources (August 2006) Pty, Ltd. 5.2500%, 10/18/17‡	4,788,980
Total Bank Loans and Mezzanine Loans (cost $38,031,576)		38,183,883

Corporate Bonds — 68.2%
Advertising Services — 0.1%
1,600,000	WPP Finance UK 5.8750%, 6/15/14	1,652,938
Aerospace and Defense – Equipment — 0.8%
9,861,000	Exelis, Inc. 4.2500%, 10/1/16	10,363,507
13,795,000	TransDigm, Inc. 7.7500%, 12/15/18	14,691,675
		25,055,182
Airlines — 0.3%
9,166,000	Southwest Airlines Co. 5.2500%, 10/1/14	9,529,579

Apparel Manufacturers — 0.6%
8,037,000	Hanesbrands, Inc. 6.3750%, 12/15/20	8,659,867
9,731,000	Ralph Lauren Corp. 2.1250%, 9/26/18	9,751,513
		18,411,380
Automotive - Cars and Light Trucks — 1.5%
45,408,000	General Motors Co. 3.5000%, 10/2/18 (144A)	45,294,480

Beverages - Non-Alcoholic — 0.5%
14,832,000	PepsiCo, Inc. 0.7000%, 8/13/15	14,852,646
Brewery — 0.9%
25,834,000	SABMiller Holdings, Inc. 0%, 8/1/18 (144A),‡	25,993,189

Building - Residential and Commercial — 0.3%
8,631,000	Lennar Corp. 5.6000%, 5/31/15	9,105,705

Building Products - Cement and Aggregate — 0.2%
5,179,000	CRH America, Inc. 5.3000%, 10/15/13	5,186,831

Casino Hotels — 0.9%
14,673,000	MGM Resorts International 6.6250%, 7/15/15	15,810,157
3,468,000	MGM Resorts International 7.5000%, 6/1/16	3,875,490
6,243,000	MGM Resorts International 7.6250%, 1/15/17	6,976,553
		26,662,200
Cellular Telecommunications — 0.7%
1,597,000	Cellco Partnership / Verizon Wireless Capital LLC 7.3750%, 11/15/13	1,609,881
1,640,000	Cellco Partnership / Verizon Wireless Capital LLC 5.5500%, 2/1/14	1,665,581
18,026,000	Sprint Communications, Inc. 6.0000%, 12/1/16	19,107,560
		22,383,022
Chemicals - Specialty — 2.1%
15,458,000	Ashland, Inc. 3.0000%, 3/15/16	15,651,225
20,166,000	Ashland, Inc. 3.8750%, 4/15/18	19,913,925
14,236,000	Ecolab, Inc. 2.3750%, 12/8/14	14,508,235
11,841,000	Ecolab, Inc. 1.0000%, 8/9/15	11,846,471
		61,919,856
Coatings and Paint Products — 0.5%
13,873,000	RPM International, Inc. 6.2500%, 12/15/13	14,002,921

Commercial Banks — 5.7%
7,754,000	Associated Banc-Corp 1.8750%, 3/12/14	7,762,514
26,855,000	BBVA U.S. Senior SAU 4.6640%, 10/9/15	27,961,453
38,588,000	CIT Group, Inc. 4.7500%, 2/15/15 (144A)	39,938,580
40,192,000	CIT Group, Inc. 5.0000%, 5/15/17	42,251,840
13,899,000	Intesa Sanpaolo SpA 3.1250%, 1/15/16	13,878,846
7,489,000	National Bank of Canada 1.6500%, 1/30/14	7,523,000
17,349,000	Nordea Bank A.B. 1.7500%, 10/4/13 (144A)	17,349,729
7,871,000	Nordea Bank A.B. 0.8750%, 5/13/16	7,810,314
4,260,000	Regions Financial Corp. 7.7500%, 11/10/14	4,575,023
1,527,000	Zions Bancorp 4.0000%, 6/20/16	1,578,000
		170,629,299
Commercial Services - Finance — 0.4%
13,510,000	Total System Services, Inc. 2.3750%, 6/1/18	13,179,708

Data Processing and Management — 1.2%
15,638,000	Dun & Bradstreet Corp. 3.2500%, 12/1/17	15,771,377
18,565,000	Fiserv, Inc. 3.1250%, 10/1/15	19,250,568
		35,021,945
Diversified Banking Institutions — 10.0%
4,799,000	Bank of America Corp. 4.5000%, 4/1/15	5,039,852
8,470,000	Bank of America Corp. 1.5000%, 10/9/15	8,516,314
17,692,000	Bank of America Corp. 1.2500%, 1/11/16	17,674,591
21,922,000	Bank of America Corp. 3.6250%, 3/17/16	23,055,060
6,616,000	Bank of America Corp. 3.7500%, 7/12/16	7,010,876
50,386,000	Citigroup, Inc. 5.0000%, 9/15/14	52,285,200
7,245,000	Citigroup, Inc. 4.8750%, 5/7/15	7,607,504
32,212,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	33,901,874
4,150,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	4,571,412
17,897,000	JPMorgan Chase & Co. 4.8750%, 3/15/14	18,244,792
38,001,000	JPMorgan Chase & Co. 5.1500%, 10/1/15	40,892,040
12,956,000	Morgan Stanley 4.2000%, 11/20/14	13,403,708
16,822,000	Morgan Stanley 3.4500%, 11/2/15	17,437,012
7,981,000	Morgan Stanley 1.7500%, 2/25/16	8,019,484
6,729,000	Morgan Stanley 3.8000%, 4/29/16	7,082,441
31,255,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	31,925,732
2,243,000	UBS A.G. 5.8750%, 7/15/16	2,481,989
		299,149,881
Diversified Financial Services — 1.6%
4,327,000	General Electric Capital Corp. 3.5000%, 6/29/15	4,525,648
13,827,000	General Electric Capital Corp. 2.3750%, 6/30/15	14,177,445
17,976,000	General Electric Capital Corp. 4.3750%, 9/21/15	19,167,396
10,023,000	General Electric Capital Corp. 5.0000%, 1/8/16	10,891,222
		48,761,711
Diversified Minerals — 0.3%
7,280,000	FMG Resources (August 2006) Pty, Ltd. 7.0000%, 11/1/15	7,498,400
Diversified Operations — 0.3%
8,780,000	Eaton Corp. 0.9500%, 11/2/15 (144A)	8,780,957
Electric - Distribution — 0.2%
5,222,000	SP PowerAssets, Ltd. 5.0000%, 10/22/13 (144A)	5,232,606
Electric - Generation — 0%
1,259,000	AES Corp. 7.7500%, 10/15/15	1,397,490
Electric - Integrated — 1.1%
5,855,000	CMS Energy Corp. 2.7500%, 5/15/14	5,934,499
1,424,000	Duke Energy Corp. 6.3000%, 2/1/14	1,450,374
863,000	Georgia Power Co. 6.0000%, 11/1/13	866,616
1,295,000	Monongahela Power Co., Inc. 7.9500%, 12/15/13 (144A)	1,313,072
4,316,000	Nisource Finance Corp. 5.4000%, 7/15/14	4,470,163
15,012,000	PPL WEM Holdings PLC 3.9000%, 5/1/16	15,735,068
4,316,000	Union Electric Co. 4.6500%, 10/1/13	4,316,000
		34,085,792
Electronic Components – Semiconductors — 1.0%
28,927,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	28,869,146
Electronic Measuring Instruments — 0.5%
13,282,000	FLIR Systems, Inc. 3.7500%, 9/1/16	13,698,364
Engineering - Research and Development Services — 0.3%
10,096,000	URS Corp. 4.3500%, 4/1/17 (144A)	10,316,022
Finance - Auto Loans — 3.2%
19,230,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	19,889,224
27,927,000	Ford Motor Credit Co. LLC 2.7500%, 5/15/15	28,565,914
10,081,000	Ford Motor Credit Co. LLC 4.2500%, 2/3/17	10,771,770
25,759,000	General Motors Financial Co., Inc. 2.7500%, 5/15/16 (144A)	25,694,602
4,099,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18 (144A)	3,986,278
7,689,000	PACCAR Financial Corp. 0.7500%, 8/14/15	7,716,811
		96,624,599
Finance - Investment Bankers/Brokers — 1.4%
14,140,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	14,882,350
24,414,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	25,823,933
1,769,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	1,840,814
		42,547,097
Finance - Leasing Companies — 0.2%
6,928,000	International Lease Finance Corp. 2.2044%, 6/15/16‡	6,893,360
Food - Confectionary — 0.3%
8,666,000	WM Wrigley Jr. Co. 3.7000%, 6/30/14 (144A)	8,838,817
Food - Miscellaneous/Diversified — 0.3%
8,493,000	General Mills, Inc. 1.5500%, 5/16/14	8,548,357
Food - Retail — 0.7%
4,575,000	Stater Bros Holdings, Inc. 7.7500%, 4/15/15	4,586,483
15,506,000	Stater Bros Holdings, Inc. 7.3750%, 11/15/18	16,397,595
		20,984,078
Linen Supply & Related Items — 0.2%
4,986,000	Cintas Corp. No. 2 2.8500%, 6/1/16	5,177,627
Machinery - Farm — 0.1%
2,589,000	Case New Holland, Inc. 7.8750%, 12/1/17	3,009,712
Medical - Drugs — 1.7%
34,093,000	AbbVie, Inc. 1.2000%, 11/6/15	34,216,349
16,133,000	GlaxoSmithKline Capital PLC 0.7500%, 5/8/15	16,195,886
		50,412,235
Multi-Line Insurance — 2.1%
41,569,000	American International Group, Inc. 4.2500%, 9/15/14	42,929,595
18,573,000	American International Group, Inc. 2.3750%, 8/24/15	18,978,226
		61,907,821
Multimedia — 1.5%
11,573,000	NBCUniversal Enterprise, Inc. 0.8051%, 4/15/16 (144A),‡	11,631,212
17,143,000	NBCUniversal Media LLC 2.1000%, 4/1/14	17,281,516
14,034,000	Time Warner, Inc. 3.1500%, 7/15/15	14,607,878
		43,520,606
Office Automation and Equipment — 0%
961,000	Xerox Corp. 8.2500%, 5/15/14	1,004,479
Oil and Gas Drilling — 0.2%
7,004,000	Nabors Industries, Inc. 2.3500%, 9/15/16 (144A)	7,079,097

Oil Companies - Exploration and Production — 4.2%
15,233,000	Canadian Natural Resources, Ltd. 1.4500%, 11/14/14	15,346,851
25,543,000	Chesapeake Energy Corp. 3.2500%, 3/15/16	25,638,786
7,043,000	Continental Resources, Inc. 8.2500%, 10/1/19	7,747,300
12,652,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	13,073,312
19,785,000	Petrohawk Energy Corp. 7.8750%, 6/1/15	20,182,837
6,994,000	Plains Exploration & Production Co. 6.1250%, 6/15/19	7,497,967
14,045,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	15,069,203
11,761,000	Whiting Petroleum Corp. 7.0000%, 2/1/14	11,981,519
10,500,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	10,526,250
		127,064,025
Oil Companies - Integrated — 1.4%
42,622,000	Phillips 66 1.9500%, 3/5/15	43,268,320

Oil Refining and Marketing — 0.1%
4,143,000	Sunoco, Inc. 4.8750%, 10/15/14	4,285,213

Paper and Related Products — 0.1%
1,899,000	Cascades, Inc. 7.8750%, 1/15/20	2,003,445

Pharmacy Services — 3.1%
59,267,000	Express Scripts Holding Co. 2.7500%, 11/21/14	60,551,257
30,843,000	Express Scripts Holding Co. 2.1000%, 2/12/15	31,335,285
		91,886,542
Pipelines — 4.4%
26,886,000	Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.8750%, 2/15/18	28,566,375
25,892,000	DCP Midstream Operating L.P. 2.5000%, 12/1/17	25,649,107
8,679,000	Enterprise Products Operating LLC 1.2500%, 8/13/15	8,724,547
2,788,000	Kinder Morgan Energy Partners L.P. 5.0000%, 12/15/13	2,812,144
23,014,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	24,789,967
10,562,000	Kinder Morgan Finance Co. LLC 6.0000%, 1/15/18 (144A)	11,454,626
1,699,000	Kinder Morgan, Inc. 5.1500%, 3/1/15	1,772,472
18,103,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	19,162,551
3,475,000	Spectra Energy Partners L.P. 2.9500%, 9/25/18	3,532,251
6,076,000	TransCanada PipeLines, Ltd. 0.8750%, 3/2/15	6,094,805
		132,558,845
Poultry — 1.0%
28,548,000	Pilgrim's Pride Corp. 7.8750%, 12/15/18	31,045,950

Property and Casualty Insurance — 0.5%
12,947,000	ACE INA Holdings, Inc. 2.6000%, 11/23/15	13,419,255
Publishing - Newspapers — 0.6%
17,405,000	Gannett Co., Inc. 6.3750%, 9/1/15	18,884,425
Publishing - Periodicals — 0.4%
10,371,000	Nielsen Finance LLC / Nielsen Finance Co. 7.7500%, 10/15/18	11,278,462
REIT - Hotels — 0%
778,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	789,283
REIT - Office Property — 0.5%
13,991,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	15,195,009
REIT - Regional Malls — 0.1%
3,431,000	Simon Property Group L.P. 4.9000%, 1/30/14	3,478,173
REIT - Warehouse and Industrial — 0.4%
5,198,000	ProLogis L.P. 5.6250%, 11/15/15	5,571,398
5,502,000	ProLogis L.P. 5.7500%, 4/1/16	6,053,350
		11,624,748
Retail - Propane Distribution — 0.3%
8,544,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 9.1250%, 10/1/17	8,960,520

Retail - Restaurants — 0.5%
15,230,000	Brinker International, Inc. 2.6000%, 5/15/18	15,170,877

Savings/Loan/Thrifts—0.4%
9,903,000	Amsouth Bank 5.2000%, 4/1/15	10,430,295

Semiconductor Components/Integrated Circuits — 0.8%
11,835,000	TSMC Global, Ltd. 0.9500%, 4/3/16	11,669,026
13,847,000	TSMC Global, Ltd. 1.6250%, 4/3/18	13,340,311
		25,009,337
Steel - Producers — 1.1%
10,743,000	ArcelorMittal 4.2500%, 2/25/15	11,011,575
6,938,000	ArcelorMittal 4.2500%, 8/5/15	7,146,140
15,239,000	ArcelorMittal 4.2500%, 3/1/16	15,639,024
		33,796,739
Super-Regional Banks — 0.1%
3,194,000	PNC Funding Corp. 5.2500%, 11/15/15	3,463,190

Telephone - Integrated — 2.5%
22,143,000	British Telecommunications PLC 2.0000%, 6/22/15	22,549,634
28,585,000	Verizon Communications, Inc. 2.5000%, 9/15/16	29,462,159
23,132,000	Verizon Communications, Inc. 3.6500%, 9/14/18	24,374,027
		76,385,820
Transportation - Services — 0.8%
20,134,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	20,540,526
863,000	FedEx Corp. 7.3750%, 1/15/14	879,479
2,171,000	United Parcel Service, Inc. 3.8750%, 4/1/14	2,207,414
		23,627,419
Transportation - Truck — 0.1%
2,915,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	3,015,378

Trucking and Leasing — 0.9%
10,966,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 7/11/14 (144A)	11,088,479
15,591,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	15,880,011
		26,968,490
Total Corporate Bonds (cost $2,030,842,709)		2,046,828,895

U.S. Treasury Notes/Bonds — 24.1%
U.S. Treasury Notes/Bonds:
80,209,000	0.2500%, 2/28/14**	80,274,771
14,845,000	1.2500%, 3/15/14	14,925,608
11,768,000	0.2500%, 3/31/14	11,779,038
33,115,000	0.2500%, 4/30/14	33,148,645
9,483,000	0.2500%, 6/30/14	9,493,744
77,903,000	0.6250%, 7/15/14	78,225,596
1,749,000	0.5000%, 8/15/14	1,754,875
58,375,000	0.2500%, 8/31/14	58,445,692
8,786,000	0.2500%, 9/15/14	8,797,668
75,547,000	0.2500%, 10/31/14	75,635,541
155,069,000	0.2500%, 1/15/15	155,214,455
18,606,000	0.2500%, 2/15/15	18,619,806
423,000	0.3750%, 3/15/15	424,008
55,973,000	0.2500%, 7/31/15	55,931,468
59,759,000	0.3750%, 8/31/15	59,829,038
14,869,000	0.8750%, 9/15/16	14,978,198
45,049,000	1.5000%, 8/31/18	45,348,171
Total U.S. Treasury Notes/Bonds (cost $721,438,382)		722,826,322

Short-Term Taxable Variable Rate Demand Note — 0%
900,000	California Infrastructure & Economic Development Bank 0.3300%, 4/1/24‡ (cost $900,000)	900,000

Money Market — 1.2%
37,496,975	Janus Cash Liquidity Fund LLC, 0%£ (cost $37,496,975)	37,496,975
Total Investments (total cost $2,982,937,918) – 100%		$3,000,578,236

Summary of Investments by Country – (Long Positions) September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$61,273,635	2.0%
Canada	30,968,101	1.0%
Ireland	5,186,831	0.2%
Italy	13,878,846	0.5%
Luxembourg	33,796,739	1.1%
Netherlands	11,278,462	0.4%
Singapore	5,232,606	0.2%
South Korea	28,869,146	1.0%
Spain	27,961,453	0.9%
Sweden	25,160,043	0.8%
Switzerland	2,481,989	0.1%
Taiwan	25,009,337	0.8%
United Kingdom	138,149,965	4.6%
United States††	2,591,331,083	86.4%
Total	$3,000,578,236	100.0%

††	Includes Cash Equivalents of 1.2%.

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership

LLC	Limited Liability Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Short-Term Bond Fund	$356,182,703	11.9%

(a)	All or a portion of this position has not settled, or is not funded. Upon settlement or funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.

**

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Fund	Aggregate Value
Janus Short-Term Bond Fund	$40,032,800

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of year-end.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 9/30/13
Janus Short-Term Bond Fund
Janus Cash Liquidity Fund LLC	485,806,975	$485,806,975	(487,320,000)	$(487,320,000)	$-	$8,670	$37,496,975

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$154,342,161	$—

Bank Loans and Mezzanine Loans	—	38,183,883	—
Corporate Bonds	—	2,046,828,895	—

Short-Term Taxable Variable Rate Demand Note	—	900,000	—

U.S. Treasury Notes/Bonds	—	722,826,322	—

Money Market	—	37,496,975	—

Total Investments in Securities	$—	$3,000,578,236	$—

Perkins Large Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 93.3%
Aerospace and Defense — 1.8%
18,500	General Dynamics Corp.	$1,619,120
11,200	Rockwell Collins, Inc.	760,032
		2,379,152
Aerospace and Defense – Equipment — 0.7%
8,000	United Technologies Corp.	862,560
Agricultural Chemicals — 0.6%
24,000	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)	750,720
Applications Software — 2.6%
23,000	Check Point Software Technologies, Ltd.*	1,300,880
63,000	Microsoft Corp.	2,098,530
		3,399,410
Automotive - Truck Parts and Equipment - Original — 0.6%
18,400	Johnson Controls, Inc.	763,600
Beverages - Non-Alcoholic — 1.3%
21,300	PepsiCo, Inc.	1,693,350
Brewery — 0.7%
17,600	Molson Coors Brewing Co. - Class B	882,288
Cable/Satellite Television — 0.9%
25,600	Comcast Corp. - Class A	1,155,840
Cellular Telecommunications — 2.0%
22,000	Rogers Communications, Inc. - Class B	946,220
46,000	Vodafone Group PLC (ADR)	1,618,280
		2,564,500
Commercial Banks — 0.9%
36,000	BB&T Corp.	1,215,000
Computer Services — 1.7%
29,500	Accenture PLC - Class A (U.S. Shares)	2,172,380
Computers - Memory Devices — 1.0%
50,000	EMC Corp.	1,278,000
Cosmetics and Toiletries — 1.4%
24,000	Procter & Gamble Co.	1,814,160
Diversified Banking Institutions — 3.4%
41,400	Citigroup, Inc.	2,008,314
4,400	Goldman Sachs Group, Inc.	696,124
22,000	JPMorgan Chase & Co.	1,137,180
20,000	Morgan Stanley	539,000
		4,380,618
Diversified Operations — 1.0%
54,400	General Electric Co.	1,299,616
Electric - Integrated — 1.4%
61,000	PPL Corp.	1,853,180
Electronic Components – Semiconductors — 1.4%
29,000	Altera Corp.	1,077,640
32,000	Intel Corp.	733,440
		1,811,080
Electronic Security Devices — 0.9%
35,600	Tyco International, Ltd. (U.S. Shares)	1,245,288
Engineering - Research and Development Services — 1.4%
17,000	Jacobs Engineering Group, Inc.*	989,060
25,500	KBR, Inc.	832,320
		1,821,380
Enterprise Software/Services — 2.1%
29,000	CA, Inc.	860,430
55,000	Oracle Corp.	1,824,350
		2,684,780
Fiduciary Banks — 0.6%
12,800	State Street Corp.	841,600
Finance - Credit Card — 0.8%
20,800	Discover Financial Services	1,051,232
Finance - Other Services — 0.9%
6,400	IntercontinentalExchange, Inc.*	1,161,088
Food - Miscellaneous/Diversified — 1.9%
25,000	General Mills, Inc.	1,198,000
33,600	Unilever PLC (ADR)	1,296,288
		2,494,288
Gold Mining — 0.4%
18,000	Goldcorp, Inc. (U.S. Shares)	468,180
Instruments - Controls — 0.6%
9,300	Honeywell International, Inc.	772,272
Instruments - Scientific — 0.8%
12,000	Thermo Fisher Scientific, Inc.	1,105,800
Insurance Brokers — 1.4%
42,000	Marsh & McLennan Cos., Inc.	1,829,100
Investment Management and Advisory Services — 2.1%
12,900	Ameriprise Financial, Inc.	1,174,932
19,000	Franklin Resources, Inc.	960,450
21,000	Invesco, Ltd.	669,900
		2,805,282
Machinery - Farm — 0.4%
7,200	Deere & Co.	586,008
Medical - Biomedical and Genetic — 1.2%
7,000	Amgen, Inc.	783,580
12,000	Gilead Sciences, Inc.*	754,080
		1,537,660
Medical - Drugs — 8.9%
32,000	Abbott Laboratories	1,062,080
17,000	AbbVie, Inc.	760,410
21,600	Johnson & Johnson	1,872,504
56,000	Merck & Co., Inc.	2,666,160
37,600	Novartis A.G. (ADR)	2,884,296
84,800	Pfizer, Inc.	2,434,608
		11,680,058
Medical - Generic Drugs — 1.2%
41,600	Teva Pharmaceutical Industries, Ltd. (ADR)	1,571,648
Medical - Wholesale Drug Distributors — 0.9%
9,600	McKesson Corp.	1,231,680
Medical Instruments — 0.6%
15,200	Medtronic, Inc.	809,400
Medical Labs and Testing Services — 1.1%
14,200	Laboratory Corp. of America Holdings*	1,407,788
Medical Products — 2.6%
19,500	Baxter International, Inc.	1,280,955
16,300	Stryker Corp.	1,101,717
12,500	Zimmer Holdings, Inc.	1,026,750
		3,409,422
Multi-Line Insurance — 3.3%
20,800	Allstate Corp.	1,051,440
68,000	American International Group, Inc.	3,306,840
		4,358,280
Multimedia — 1.9%
24,800	Time Warner, Inc.	1,632,088
12,400	Walt Disney Co.	799,676
		2,431,764
Networking Products — 0.9%
48,800	Cisco Systems, Inc.	1,142,896
Non-Hazardous Waste Disposal — 0.9%
36,000	Republic Services, Inc.	1,200,960
Oil - Field Services — 1.1%
15,700	Schlumberger, Ltd. (U.S. Shares)	1,387,252
Oil and Gas Drilling — 0.7%
18,000	Ensco PLC - Class A	967,500
Oil Companies - Exploration and Production — 5.0%
12,000	Anadarko Petroleum Corp.	1,115,880
18,500	Noble Energy, Inc.	1,239,685
22,500	Occidental Petroleum Corp.	2,104,650
37,200	QEP Resources, Inc.	1,030,068
17,200	Whiting Petroleum Corp.*	1,029,420
		6,519,703
Oil Companies - Integrated — 4.0%
10,000	Chevron Corp.	1,215,000
13,200	Hess Corp.	1,020,888
45,000	Royal Dutch Shell PLC (ADR)	2,955,600
		5,191,488
Oil Field Machinery and Equipment — 1.0%
16,000	National Oilwell Varco, Inc.	1,249,760
Pipelines — 0.5%
11,200	Enterprise Products Partners L.P.	683,648
Property and Casualty Insurance — 0.6%
10,000	Travelers Cos., Inc.	847,700
Reinsurance — 3.1%
30,400	Berkshire Hathaway, Inc. - Class B*	3,450,704
4,000	Everest Re Group, Ltd.	581,640
		4,032,344
REIT - Apartments — 0.4%
10,000	Equity Residential	535,700
REIT - Diversified — 1.6%
72,000	Weyerhaeuser Co.	2,061,360
REIT - Health Care — 0.9%
30,000	HCP, Inc.	1,228,500
Retail - Discount — 1.7%
17,600	Target Corp.	1,126,048
15,000	Wal-Mart Stores, Inc.	1,109,400
		2,235,448
Retail - Drug Store — 0.7%
15,600	CVS Caremark Corp.	885,300
Retail - Regional Department Stores — 0.7%
17,000	Kohl's Corp.	879,750
Retail - Restaurants — 1.2%
15,700	McDonald's Corp.	1,510,497
Semiconductor Components/Integrated Circuits — 1.8%
27,000	Analog Devices, Inc.	1,270,350
17,000	QUALCOMM, Inc.	1,145,120
		2,415,470
Super-Regional Banks — 4.7%
76,000	Fifth Third Bancorp	1,371,040
17,000	PNC Financial Services Group, Inc.	1,231,650
19,000	SunTrust Banks, Inc.	615,980
20,800	U.S. Bancorp	760,864
52,800	Wells Fargo & Co.	2,181,696
		6,161,230
Tools - Hand Held — 0.7%
9,600	Stanley Black & Decker, Inc.	869,472
Transportation - Railroad — 0.8%
7,000	Union Pacific Corp.	1,087,380
Transportation - Services — 0.9%
10,000	FedEx Corp.	1,141,100
Total Common Stock (cost $94,109,582)		121,813,910
Exchange-Traded Fund — 0.5%
Commodity — 0.5%
4,800	SPDR Gold Trust (ETF)* (cost $751,196)	615,216
Repurchase Agreement — 6.2%
$8,100,000	ING Financial Markets LLC, 0.0200%, dated 9/30/13, maturing 10/1/13 to be repurchased at $8,100,005 collateralized by $8,481,463 in U.S. Treasuries 0.1250%-6.3750%, 6/30/16-2/15/43 with a value of $8,262,072 (cost $8,100,000)	8,100,000
Total Investments (total cost $102,960,778) – 100%		$130,529,126

Summary of Investments by Country – (Long Positions)
September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$2,165,120	1.7%
Israel	2,872,528	2.2%
Switzerland	2,884,296	2.2%
United Kingdom	5,870,168	4.5%
United States††	116,737,014	89.4%
Total	$130,529,126	100.0%

††	Includes Cash Equivalents of 6.2%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

L.P.	Limited Partnership

LLC	Limited Liability

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

		Level 2 – Other	Level 3 –
	Level 1 – Quoted	Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs
Investments in Securities:
Common Stock
Cellular Telecommunications	$946,220	$1,618,280	$-
Food - Miscellaneous/Diversified	1,198,000	1,296,288	-
Medical - Drugs	8,795,762	2,884,296	-
Medical - Generic Drugs	-	1,571,648	-
Oil Companies - Integrated	2,235,888	2,955,600	-
All Other	98,311,928	-	-

Exchange-Traded Fund	615,216	-	-

Repurchase Agreement	-	8,100,000	-

Total Investments in Securities	$112,103,014	$18,426,112	$-

Perkins Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 95.5%
Aerospace and Defense — 2.0%
1,500,000	General Dynamics Corp.	$131,280,000
1,269,919	Rockwell Collins, Inc.	86,176,703
		217,456,703
Agricultural Chemicals — 0.5%
1,791,100	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)	56,025,608
Apparel Manufacturers — 0.6%
350,000	VF Corp.	69,667,500
Applications Software — 1.8%
2,300,000	Check Point Software Technologies, Ltd.*	130,088,000
900,000	Citrix Systems, Inc.*	63,549,000
		193,637,000
Automotive - Truck Parts and Equipment - Original — 1.3%
1,500,000	Johnson Controls, Inc.	62,250,000
1,034,960	TRW Automotive Holdings Corp.*	73,802,998
		136,052,998
Beverages - Non-Alcoholic — 1.5%
3,700,000	Dr. Pepper Snapple Group, Inc.	165,834,000
Brewery — 1.3%
2,700,000	Molson Coors Brewing Co. - Class B	135,351,000
Cellular Telecommunications — 1.1%
3,400,636	Vodafone Group PLC (ADR)	119,634,374
Commercial Banks — 6.9%
2,000,000	Bank of Hawaii Corp.	108,900,000
4,000,000	CIT Group, Inc.*	195,080,000
1,600,000	Cullen / Frost Bankers, Inc.	112,880,000
4,550,000	First Republic Bank	212,166,500
7,300,000	Fulton Financial Corp.	85,264,000
1,100,000	Zions Bancorp	30,162,000
		744,452,500
Computer Aided Design — 0.8%
2,200,000	Autodesk, Inc.*	90,574,000
Computers - Integrated Systems — 0.9%
755,583	Diebold, Inc.	22,183,917
1,400,000	MICROS Systems, Inc.*	69,916,000
		92,099,917
Dental Supplies and Equipment — 1.2%
3,100,000	Patterson Cos., Inc.	124,620,000
Electric - Integrated — 3.4%
1,900,000	Alliant Energy Corp.	94,145,000
1,800,000	Exelon Corp.	53,352,000
7,200,000	PPL Corp.	218,736,000
		366,233,000
Electronic Components – Semiconductors — 2.3%
2,800,000	Altera Corp.	104,048,000
1,900,000	Microchip Technology, Inc.	76,551,000
2,400,000	Semtech Corp.*	71,976,000
		252,575,000
Electronic Design Automation — 1.0%
3,000,000	Synopsys, Inc.*	113,100,000
Electronic Measuring Instruments — 0.7%
1,500,000	Agilent Technologies, Inc.	76,875,000
Electronic Security Devices — 1.6%
4,800,000	Tyco International, Ltd. (U.S. Shares)	167,904,000
Engineering - Research and Development Services — 1.4%
900,800	Jacobs Engineering Group, Inc.*	52,408,544
2,900,057	KBR, Inc.	94,657,861
		147,066,405
Enterprise Software/Services — 0.8%
3,000,000	CA, Inc.	89,010,000
Fiduciary Banks — 0.4%
700,000	State Street Corp.	46,025,000
Finance - Credit Card — 1.6%
3,350,000	Discover Financial Services	169,309,000
Finance - Investment Bankers/Brokers — 1.5%
4,000,000	Raymond James Financial, Inc.	166,680,000
Finance - Other Services — 0.5%
300,000	IntercontinentalExchange, Inc.*	54,426,000
Food - Miscellaneous/Diversified — 0.5%
1,400,320	Unilever PLC (ADR)	54,024,346
Food - Retail — 0.9%
2,300,000	Kroger Co.	92,782,000
Food - Wholesale/Distribution — 0.8%
2,600,000	Sysco Corp.	82,758,000
Gas - Transportation — 0.6%
1,381,200	AGL Resources, Inc.	63,576,636
Gold Mining — 0.4%
1,800,000	Goldcorp, Inc. (U.S. Shares)	46,818,000
Human Resources — 0.7%
1,967,900	Robert Half International, Inc.	76,807,137
Instruments - Scientific — 1.3%
1,551,119	Thermo Fisher Scientific, Inc.	142,935,616
Insurance Brokers — 2.5%
6,100,000	Marsh & McLennan Cos., Inc.	265,655,000
Investment Management and Advisory Services — 1.1%
810,979	Ameriprise Financial, Inc.	73,863,967
1,493,821	Invesco, Ltd.	47,652,890
		121,516,857
Life and Health Insurance — 2.0%
3,000,000	Torchmark Corp.	217,050,000
Machine Tools and Related Products — 0.8%
1,881,700	Kennametal, Inc.	85,805,520
Machinery - Farm — 0.6%
784,960	Deere & Co.	63,887,894
Machinery - General Industrial — 1.2%
3,798,325	Babcock & Wilcox Co.	128,079,519
Medical - Biomedical and Genetic — 0.8%
1,884,290	Charles River Laboratories International, Inc.*	87,167,255
Medical - Generic Drugs — 1.0%
2,957,306	Teva Pharmaceutical Industries, Ltd. (ADR)	111,727,021
Medical - HMO — 1.1%
1,400,000	Aetna, Inc.	89,628,000
1,079,321	Health Net, Inc.*	34,214,476
		123,842,476
Medical - Wholesale Drug Distributors — 1.4%
1,150,000	McKesson Corp.	147,545,000
Medical Labs and Testing Services — 2.5%
1,550,000	Laboratory Corp. of America Holdings*	153,667,000
1,832,000	Quest Diagnostics, Inc.	113,199,280
		266,866,280
Medical Products — 2.8%
1,900,000	Stryker Corp.	128,421,000
1,000,000	Varian Medical Systems, Inc.*	74,730,000
1,250,000	Zimmer Holdings, Inc.	102,675,000
		305,826,000
Multi-Line Insurance — 1.5%
3,201,028	Allstate Corp.	161,811,965
Non-Hazardous Waste Disposal — 2.0%
6,500,000	Republic Services, Inc.	216,840,000
Oil and Gas Drilling — 0.7%
1,400,000	Ensco PLC - Class A	75,250,000
Oil Companies - Exploration and Production — 3.9%
831,200	Anadarko Petroleum Corp.	77,293,288
1,701,000	Noble Energy, Inc.	113,984,010
3,800,001	QEP Resources, Inc.	105,222,028
2,000,000	Whiting Petroleum Corp.*	119,700,000
		416,199,326
Oil Companies - Integrated — 0.8%
1,050,000	Hess Corp.	81,207,000
Oil Field Machinery and Equipment — 0.8%
1,150,000	National Oilwell Varco, Inc.	89,826,500
Pipelines — 1.6%
3,172,205	Plains All American Pipeline L.P.	167,048,315
Property and Casualty Insurance — 0.5%
600,000	Travelers Cos., Inc.	50,862,000
Reinsurance — 1.8%
451,769	Everest Re Group, Ltd.	65,691,730
510,033	Reinsurance Group of America, Inc.	34,167,111
1,036,030	RenaissanceRe Holdings, Ltd.	93,791,796
		193,650,637
REIT - Apartments — 1.3%
49,050	American Campus Communities, Inc.	1,675,058
550,000	AvalonBay Communities, Inc.	69,899,500
1,250,000	Home Properties, Inc.	72,187,500
		143,762,058
REIT - Diversified — 3.1%
1,622,871	Potlatch Corp.	64,395,521
1,766,161	Rayonier, Inc.	98,286,860
6,100,000	Weyerhaeuser Co.	174,643,000
		337,325,381
REIT - Health Care — 0.9%
2,352,100	HCP, Inc.	96,318,495
REIT - Mortgage — 1.2%
3,000,000	Redwood Trust, Inc.	59,070,000
7,200,000	Two Harbors Investment Corp.	69,912,000
		128,982,000
REIT - Multi-Housing — 0.5%
1,600,000	Equity Lifestyle Properties, Inc.	54,672,000
REIT - Office Property — 1.2%
992,875	Alexandria Real Estate Equities, Inc.	63,395,069
584,961	Boston Properties, Inc.	62,532,331
		125,927,400
REIT - Regional Malls — 0.6%
984,958	Taubman Centers, Inc.	66,297,523
REIT - Storage — 0.5%
313,895	Public Storage	50,395,842
Retail - Apparel and Shoe — 0.5%
1,500,000	Men's Wearhouse, Inc.	51,075,000
Retail - Major Department Stores — 1.1%
2,100,000	Nordstrom, Inc.	118,020,000
Retail - Pet Food and Supplies — 1.6%
2,259,144	PetSmart, Inc.	172,282,321
Retail - Regional Department Stores — 1.1%
1,184,196	Kohl's Corp.	61,282,143
1,373,679	Macy's, Inc.	59,439,090
		120,721,233
Savings/Loan/Thrifts—0.8%
4,000,958	Washington Federal, Inc.	82,739,811
Security Services — 1.2%
3,118,700	ADT Corp.	126,806,342
Semiconductor Components/Integrated Circuits — 1.5%
3,450,000	Analog Devices, Inc.	162,322,500
Super-Regional Banks — 1.7%
6,800,799	Fifth Third Bancorp	122,686,414
1,700,400	SunTrust Banks, Inc.	55,126,968
		177,813,382
Telephone - Integrated — 0.5%
1,751,120	CenturyLink, Inc.	54,950,146
Tools - Hand Held — 0.9%
1,050,000	Stanley Black & Decker, Inc.	95,098,500
Transportation - Marine — 1.5%
1,900,000	Kirby Corp.*	164,445,000
Transportation - Railroad — 1.8%
1,100,000	Canadian Pacific Railway, Ltd. (U.S. Shares)	135,630,000
490,388	Kansas City Southern	53,628,832
		189,258,832
Wireless Equipment — 0.3%
531,000	Motorola Solutions, Inc.	31,530,780
Total Common Stock (cost $8,138,109,807)		10,282,719,851
Repurchase Agreements — 4.5%
$81,000,000	ING Financial Markets LLC, 0.0200%, dated 9/30/13, maturing 10/1/13 to be repurchased at $81,000,045 collateralized by $84,814,625 in U.S. Treasuries 0.1250% - 6.3750%, 6/30/16 - 2/15/43 with a value of $82,620,722	81,000,000
400,000,000	RBC Capital Markets Corp., 0.0300%, dated 9/30/13, maturing 10/1/13 to be repurchased at $400,000,333 collateralized by $407,188,229 in U.S. Treasuries 0.0000% - 11.2500%, 11/15/13 - 8/15/43 with a value of $408,000,055	400,000,000
Total Repurchase Agreements (cost $481,000,000)		481,000,000
Total Investments (total cost $8,619,109,807) – 100%		$10,763,719,851

Summary of Investments by Country – (Long Positions) September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$238,473,608	2.2%
Israel	241,815,021	2.3%
United Kingdom	173,658,720	1.6%
United States††	10,109,772,502	93.9%
Total	$10,763,719,851	100.0%

††	Includes Cash Equivalents of 4.5%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

L.P.	Limited Partnership

LLC	Limited Liability

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

* Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:

Common Stock
Cellular Telecommunications	$-	$119,634,374	$-
Food - Miscellaneous/Diversified	-	54,024,346	-
Medical - Generic Drugs	-	111,727,021	-
All Other	9,997,334,110	-	-
Repurchase Agreements	-	481,000,000	-

Total Investments in Securities	$9,997,334,110	$766,385,741	$-

Perkins Select Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 88.6%
Aerospace and Defense — 0.7%
6,000	General Dynamics Corp.	$525,120
Applications Software — 1.1%
14,000	Check Point Software Technologies, Ltd.*	791,840
Building - Heavy Construction — 2.1%
25,000	Granite Construction, Inc.	765,000
84,000	Sterling Construction Co., Inc.*	777,000
		1,542,000
Building - Residential and Commercial — 0.7%
28,000	D.R. Horton, Inc.	544,040
Cellular Telecommunications — 1.4%
30,000	Vodafone Group PLC (ADR)	1,055,400
Chemicals - Specialty — 2.2%
380,000	Borregaard A.S.A	1,650,030
Commercial Banks — 6.9%
10,000	Bank of Hawaii Corp.	544,500
24,000	Bank of Marin Bancorp	997,200
15,000	First Republic Bank	699,450
62,000	Fulton Financial Corp.	724,160
45,000	Heritage Financial Corp.	698,400
16,000	Texas Capital Bancshares, Inc.*	735,520
14,000	Trustmark Corp.	358,400
20,000	Univest Corp. of Pennsylvania	377,000
		5,134,630
Computer Aided Design — 1.1%
20,000	Autodesk, Inc.*	823,400
Computers - Integrated Systems — 2.1%
34,000	Diebold, Inc.	998,240
12,000	MICROS Systems, Inc.*	599,280
		1,597,520
Computers - Memory Devices — 0.9%
26,000	EMC Corp.	664,560
Disposable Medical Products — 0.8%
5,000	C.R. Bard, Inc.	576,000
Distribution/Wholesale—0.9%
20,000	Owens & Minor, Inc.	691,800
Diversified Operations — 1.8%
180,000	Orkla A.S.A.	1,311,639
Electronic Components – Semiconductors — 0.8%
16,000	Altera Corp.	594,560
Engineering - Research and Development Services — 2.1%
14,000	EMCOR Group, Inc.	547,820
30,000	KBR, Inc.	979,200
		1,527,020
Enterprise Software/Services — 2.9%
20,000	CA, Inc.	593,400
66,000	Omnicell, Inc.*	1,562,880
		2,156,280
Environmental Consulting and Engineering — 1.0%
30,000	Tetra Tech, Inc.*	776,700
Food - Retail — 0.7%
11,000	Harris Teeter Supermarkets, Inc.	541,090
Instruments - Scientific — 0.6%
5,000	Thermo Fisher Scientific, Inc.	460,750
Investment Management and Advisory Services — 0.5%
11,000	Invesco, Ltd.	350,900
Machine Tools and Related Products — 1.3%
22,000	Kennametal, Inc.	1,003,200
Machinery - Pumps — 1.0%
6,000	Pfeiffer Vacuum Technology A.G.	734,518
Medical - Drugs — 7.8%
40,000	Abbott Laboratories	1,327,600
18,000	AbbVie, Inc.	805,140
18,000	GlaxoSmithKline PLC (ADR)	903,060
22,000	Merck & Co., Inc.	1,047,420
22,000	Novartis A.G. (ADR)	1,687,620
		5,770,840
Medical - Generic Drugs — 1.7%
33,000	Teva Pharmaceutical Industries, Ltd. (ADR)	1,246,740
Medical Labs and Testing Services — 1.2%
9,000	Laboratory Corp. of America Holdings*	892,260
Medical Products — 5.3%
14,000	Baxter International, Inc.	919,660
45,000	Hill-Rom Holdings, Inc.	1,612,350
21,000	Stryker Corp.	1,419,390
		3,951,400
Metal Processors and Fabricators — 2.5%
52,000	Kaydon Corp.	1,847,040
Oil - Field Services — 1.2%
40,000	PAA Natural Gas Storage L.P.	931,600
Oil Companies - Exploration and Production — 6.5%
10,000	Noble Energy, Inc.	670,100
20,000	Occidental Petroleum Corp.	1,870,800
44,000	QEP Resources, Inc.	1,218,360
18,000	Whiting Petroleum Corp.*	1,077,300
		4,836,560
Pipelines — 2.0%
66,000	QEP Midstream Partners L.P.	1,494,240
Protection - Safety — 0.3%
4,000	Landauer, Inc.	205,000
Real Estate Operating/Development — 1.1%
42,000	St. Joe Co.*	824,040
Reinsurance — 0.5%
4,394	RenaissanceRe Holdings, Ltd.	397,789
REIT - Apartments — 2.5%
20,000	American Campus Communities, Inc.	683,000
20,000	Home Properties, Inc.	1,155,000
		1,838,000
REIT - Diversified — 3.9%
34,000	Potlatch Corp.	1,349,120
55,000	Weyerhaeuser Co.	1,574,650
		2,923,770
REIT - Health Care — 2.5%
20,000	HCP, Inc.	819,000
22,000	Healthcare Realty Trust, Inc.	508,420
12,000	Universal Health Realty Income Trust	502,440
		1,829,860
Retail - Convenience Stores — 3.5%
35,000	Casey's General Stores, Inc.	2,572,500
Retail - Leisure Products — 0.9%
52,000	MarineMax, Inc.*	634,400
Savings/Loan/Thrifts—3.8%
35,000	Heritage Financial Group, Inc.	609,700
130,000	OceanFirst Financial Corp.	2,198,300
		2,808,000
Semiconductor Equipment — 1.4%
40,000	MKS Instruments, Inc.	1,063,600
Super-Regional Banks — 3.2%
60,000	Fifth Third Bancorp	1,082,400
18,000	PNC Financial Services Group, Inc.	1,304,100
		2,386,500
Transportation - Marine — 3.2%
68,000	Irish Continental Group PLC	2,351,108
Total Common Stock (cost $56,267,056)		65,858,244
Corporate Bond — 1.3%
Oil Companies - Exploration and Production — 1.3%
$1,707,000	Lone Pine Resources Canada, Ltd. 10.3750%, 2/15/17 (cost $1,723,671)	990,060
Repurchase Agreement — 10.1%
7,500,000	ING Financial Markets LLC, 0.0200%, dated 9/30/13, maturing 10/1/13 to be repurchased at $7,500,004 collateralized by $7,853,206 in U.S. Treasuries 0.1250%-6.3750%, 6/30/16-2/15/43 with a value of $7,650,067 (cost $7,500,000)	7,500,000
Total Investments (total cost $65,490,727) – 100%		$74,348,304

Summary of Investments by Country – (Long Positions)
September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$990,060	1.3%
Germany	734,518	1.0%
Ireland	2,351,108	3.2%
Israel	2,038,580	2.7%
Norway	2,961,669	4.0%
Switzerland	1,687,620	2.3%
United Kingdom	1,958,460	2.6%
United States††	61,626,289	82.9%
Total	$74,348,304	100.0%

††	Includes Cash Equivalents of 10.1%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

L.P.	Limited Partnership

LLC	Limited Liability Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock

Cellular Telecommunications	$—	$1,055,400	$—
Medical – Drugs	3,180,160	2,590,680	—
Medical – Generic Drugs	—	1,246,740	—
All Other	57,785,264	—	—

Corporate Bond	—	990,060	—

Repurchase Agreement	—	7,500,000	—

Total Investments in Securities	$60,965,424	$13,382,880	$—

Perkins Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 93.5%
Apparel Manufacturers — 0.4%
156,799	Columbia Sportswear Co.	$9,444,004
Automotive - Truck Parts and Equipment - Original — 0.7%
800,000	Dana Holding Corp.	18,272,000
Building - Heavy Construction — 1.7%
1,100,000	Granite Construction, Inc.	33,660,000
975,000	Sterling Construction Co., Inc.*,£	9,018,750
		42,678,750
Commercial Banks — 15.3%
860,000	BancorpSouth, Inc.	17,148,400
600,000	Bank of Hawaii Corp.	32,670,000
340,000	Banner Corp.	12,974,400
2,700,000	BBCN Bancorp, Inc.	37,152,000
325,000	City National Corp.	21,664,500
1,050,000	Columbia Banking System, Inc.	25,935,000
3,600,000	Fulton Financial Corp.	42,048,000
650,000	Glacier Bancorp, Inc.	16,061,500
1,175,000	Hancock Holding Co.	36,871,500
950,000	PacWest Bancorp	32,642,000
650,000	Prosperity Bancshares, Inc.	40,196,000
975,000	Texas Capital Bancshares, Inc.*	44,820,750
525,000	Trustmark Corp.	13,440,000
		373,624,050
Communications Software — 0.3%
225,000	SolarWinds, Inc.*	7,888,500
Computers - Integrated Systems — 3.1%
850,000	Diebold, Inc.	24,956,000
325,000	MICROS Systems, Inc.*	16,230,500
700,000	Netscout Systems, Inc.*	17,899,000
1,100,000	Riverbed Technology, Inc.*	16,049,000
		75,134,500
Containers - Paper and Plastic — 1.8%
1,100,000	Sonoco Products Co.	42,834,000
Dental Supplies and Equipment — 2.4%
1,475,000	Patterson Cos., Inc.	59,295,000
Distribution/Wholesale—2.7%
1,900,000	Owens & Minor, Inc.	65,721,000
Electronic Components – Semiconductors — 1.8%
1,500,000	QLogic Corp.*	16,410,000
945,000	Semtech Corp.*	28,340,550
		44,750,550
Electronic Design Automation — 1.2%
750,000	Synopsys, Inc.*	28,275,000
Engineering - Research and Development Services — 2.2%
942,086	EMCOR Group, Inc.	36,863,825
550,000	KBR, Inc.	17,952,000
		54,815,825
Engines - Internal Combustion — 0.9%
1,100,000	Briggs & Stratton Corp.	22,132,000
Enterprise Software/Services — 0.8%
820,000	Omnicell, Inc.*	19,417,600
Environmental Consulting and Engineering — 1.3%
1,200,000	Tetra Tech, Inc.*	31,068,000
Filtration and Separations Products — 1.6%
710,000	CLARCOR, Inc.	39,426,300
Finance - Investment Bankers/Brokers — 1.9%
339,324	Evercore Partners, Inc. - Class A	16,704,920
800,000	Lazard, Ltd. - Class A	28,816,000
		45,520,920
Finance - Leasing Companies — 0.4%
450,000	AerCap Holdings N.V. (U.S. Shares)*	8,757,000
Food - Baking — 1.0%
1,100,000	Flowers Foods, Inc.	23,584,000
Food - Miscellaneous/Diversified — 1.3%
380,000	J&J Snack Foods Corp.	30,673,600
Food - Retail — 0.7%
343,500	Harris Teeter Supermarkets, Inc.	16,896,765
Footwear and Related Apparel — 0.6%
250,000	Wolverine World Wide, Inc.	14,557,500
Instruments - Scientific — 0.9%
590,000	PerkinElmer, Inc.	22,272,500
Insurance Brokers — 1.1%
875,000	Brown & Brown, Inc.	28,087,500
Machine Tools and Related Products — 3.0%
750,000	Kennametal, Inc.	34,200,000
575,000	Lincoln Electric Holdings, Inc.	38,306,500
		72,506,500
Machinery - Construction and Mining — 0.9%
625,000	Astec Industries, Inc.	22,475,000
Medical - Biomedical and Genetic — 1.3%
700,000	Charles River Laboratories International, Inc.*	32,382,000
Medical Instruments — 1.0%
410,000	Bruker Corp.*	8,466,500
450,000	Thoratec Corp.*	16,780,500
		25,247,000
Medical Labs and Testing Services — 1.4%
230,000	Covance, Inc.*	19,885,800
360,000	ICON PLC*	14,734,800
		34,620,600
Medical Products — 2.4%
1,625,000	Hill-Rom Holdings, Inc.	58,223,750
Medical Sterilization Products — 1.0%
575,000	STERIS Corp.	24,702,000
Metal Processors and Fabricators — 1.9%
1,275,000	Kaydon Corp.	45,288,000
Miscellaneous Manufacturing — 1.4%
575,000	Aptargroup, Inc.	34,574,750
Multi-Line Insurance — 0.3%
249,920	Kemper Corp.	8,397,312
Networking Products — 1.2%
575,000	Ixia*	9,010,250
625,000	NETGEAR, Inc.*	19,287,500
		28,297,750
Oil - Field Services — 1.1%
1,150,000	PAA Natural Gas Storage L.P.	26,783,500
Oil Companies - Exploration and Production — 2.1%
950,000	QEP Resources, Inc.	26,305,500
400,000	Whiting Petroleum Corp.*	23,940,000
		50,245,500
Paper and Related Products — 0.8%
750,000	PH Glatfelter Co.	20,302,500
Pipelines — 1.7%
820,084	QEP Midstream Partners L.P.	18,566,702
400,000	Western Gas Partners L.P.	24,052,000
		42,618,702
Printing Services — 1.4%
1,100,000	Brady Corp. - Class A	33,550,000
Property and Casualty Insurance — 1.3%
300,000	Infinity Property & Casualty Corp.	19,380,000
220,000	Navigators Group, Inc.*	12,709,400
		32,089,400
Real Estate Operating/Development — 0.1%
93,853	St. Joe Co.*	1,841,396
Reinsurance — 1.7%
250,000	Endurance Specialty Holdings, Ltd.	13,430,000
123,185	Reinsurance Group of America, Inc.	8,252,163
215,082	RenaissanceRe Holdings, Ltd.	19,471,374
		41,153,537
REIT - Apartments — 4.0%
1,900,000	Education Realty Trust, Inc.	17,290,000
800,000	Home Properties, Inc.	46,200,000
740,000	Post Properties, Inc.	33,314,800
		96,804,800
REIT - Diversified — 1.9%
1,175,000	Potlatch Corp.	46,624,000
REIT - Health Care — 0.9%
900,000	Healthcare Realty Trust, Inc.	20,799,000
REIT - Office Property — 0.5%
700,000	BioMed Realty Trust, Inc.	13,013,000
Retail - Apparel and Shoe — 1.2%
170,057	Genesco, Inc.*	11,152,338
525,000	Men's Wearhouse, Inc.	17,876,250
		29,028,588
Retail - Convenience Stores — 2.6%
875,000	Casey's General Stores, Inc.	64,312,500
Retail - Leisure Products — 0.7%
1,350,000	MarineMax, Inc.*,£	16,470,000
Savings/Loan/Thrifts—3.5%
1,300,000	Investors Bancorp, Inc.	28,444,000
1,200,000	Provident Financial Services, Inc.	19,452,000
1,845,000	Washington Federal, Inc.	38,154,600
		86,050,600
Semiconductor Components/Integrated Circuits — 0.8%
300,000	Hittite Microwave Corp.*	19,605,000
Semiconductor Equipment — 1.2%
1,075,000	MKS Instruments, Inc.	28,584,250
Telecommunication Equipment — 1.2%
700,000	NICE Systems, Ltd. (ADR)	28,959,000
Telecommunication Equipment - Fiber Optics — 0.9%
400,000	IPG Photonics Corp.	22,524,000
Transportation - Marine — 2.0%
575,000	Kirby Corp.*	49,766,250
Total Common Stock (cost $1,829,673,347)		2,282,967,049
Repurchase Agreements — 6.5%
$9,800,000	ING Financial Markets LLC, 0.0200%, dated 9/30/13, maturing 10/1/13 to be repurchased at $9,800,005 collateralized by $10,261,523 in U.S. Treasuries 0.1250%-6.3750%, 6/30/16-2/15/43 with a value of $9,996,087	9,800,000
150,000,000	RBC Capital Markets Corp., 0.0300%, dated 9/30/13, maturing 10/1/13 to be repurchased at $150,000,125 collateralized by $152,695,586 in U.S. Treasuries 0.0000%-11.2500%, 11/15/13-8/15/43 with a value of $153,000,021	150,000,000
Total Repurchase Agreements (cost $159,800,000)		159,800,000
Total Investments (total cost $1,989,473,347) – 100%		$2,442,767,049

Summary of Investments by Country – (Long Positions)

September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Ireland	$14,734,800	0.6%
Israel	28,959,000	1.2%
United States††	2,399,073,249	98.2%
Total	$2,442,767,049	100.0%

††	Includes Cash Equivalents of 6.5%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

L.P.	Limited Partnership

LLC	Limited Liability

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

*	Non-income producing security.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13
Perkins Small Cap Value Fund
MarineMax, Inc.	100,000	$1,065,950	-	$-	$-	$-	$16,470,000
Sterling Construction Co., Inc.	-	-	-	-	-	-	9,018,750
		$1,065,950		$-	$-	$-	$25,488,750

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Telecommunication Equipment	$-	$28,959,000	$-
All Other	2,254,008,049	-	-

Repurchase Agreements	-	159,800,000	-

Total Investments in Securities	$2,254,008,049	$188,759,000	$-

Perkins Value Plus Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 2.0%
$49,000	AmeriCredit Automobile Receivables Trust 3.3800%, 4/9/18	$50,268
69,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	69,091
25,000	AmeriCredit Automobile Receivables Trust 3.3100%, 10/8/19	25,084
365,781	Banc of America Large Loan Trust 2.4820%, 11/15/15 (144A),‡	366,368
20,000	Commercial Mortgage Trust 5.6500%, 12/10/49	20,707
127,000	Commercial Mortgage Trust 5.8670%, 12/10/49‡	138,241
84,161	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	71,251
100,000	GS Mortgage Securities Corp. II 3.5495%, 12/10/27 (144A),‡	87,971
120,000	GS Mortgage Securities Corp. Trust 3.5510%, 4/10/34 (144A),‡	118,833
9,000	Santander Drive Auto Receivables Trust 3.6400%, 5/15/18	9,182
27,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	26,693
28,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	28,488
81,000	Wachovia Bank Commercial Mortgage Trust 5.3830%, 12/15/43	86,232
55,000	Wachovia Bank Commercial Mortgage Trust 5.5910%, 4/15/47‡	59,072
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,171,230)		1,157,481
Bank Loans and Mezzanine Loans — 0.2%
Casino Hotels — 0.1%
97,510	MGM Resorts International 3.5000%, 12/20/19‡	97,007
Pharmaceuticals — 0.1%
48,105	Quintiles Transnational Corp. 4.0000%, 6/8/18‡	48,045
Total Bank Loans and Mezzanine Loans (cost $145,177)		145,052
Common Stock — 55.5%
Aerospace and Defense — 0.7%
4,400	General Dynamics Corp.	385,088
Aerospace and Defense – Equipment — 0.3%
40,000	BBA Aviation PLC**	197,481
Agricultural Chemicals — 0.3%
5,600	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)	175,168
Apparel Manufacturers — 0.2%
600	VF Corp.	119,430
Applications Software — 1.3%
2,200	Intuit, Inc.**	145,882
18,800	Microsoft Corp.**	626,228
		772,110
Beverages - Non-Alcoholic — 1.2%
8,200	Dr. Pepper Snapple Group, Inc.	367,524
4,000	PepsiCo, Inc.**	318,000
		685,524
Building - Residential and Commercial — 0.2%
4,000	M.D.C. Holdings, Inc.	120,040
Cellular Telecommunications — 1.6%
14,000	NTT DOCOMO, Inc. (ADR)	227,080
10,500	SK Telecom Co., Ltd. (ADR)	238,350
13,500	Vodafone Group PLC (ADR)**	474,930
		940,360
Chemicals - Specialty — 0.6%
86,700	Borregaard A.S.A.	376,467
Commercial Banks — 1.3%
4,500	Bank of Hawaii Corp.	245,025
3,100	Cullen / Frost Bankers, Inc.	218,705
25,500	Fulton Financial Corp.	297,840
		761,570
Computers — 0.5%
600	Apple, Inc.**	286,050
Computers - Memory Devices — 0.6%
13,300	EMC Corp.	339,948
Containers - Metal and Glass — 0.3%
3,800	Greif, Inc. - Class A	186,314
Cosmetics and Toiletries — 0.6%
5,000	Procter & Gamble Co.**	377,950
Cruise Lines — 0.5%
8,400	Carnival Corp. (U.S. Shares)	274,176
Dental Supplies and Equipment — 0.6%
8,400	Patterson Cos., Inc.	337,680
Diagnostic Kits — 0.3%
6,200	Meridian Bioscience, Inc.	146,630
Diversified Banking Institutions — 0.9%
10,000	JPMorgan Chase & Co.	516,900
Diversified Operations — 0.5%
40,000	Orkla A.S.A.	291,475
Electric - Integrated — 1.9%
5,000	Alliant Energy Corp.	247,750
6,300	Hawaiian Electric Industries, Inc.	158,130
23,000	PPL Corp.	698,740
		1,104,620
Electronic Components – Semiconductors — 1.6%
7,000	Altera Corp.**	260,120
9,500	Intel Corp.	217,740
8,000	Microchip Technology, Inc.	322,320
3,400	Xilinx, Inc.**	159,324
		959,504
Electronic Measuring Instruments — 0.3%
3,600	Agilent Technologies, Inc.**	184,500
Electronic Security Devices — 0.3%
4,600	Tyco International, Ltd. (U.S. Shares)	160,908
Enterprise Software/Services — 0.7%
6,100	CA, Inc.**	180,987
7,000	Oracle Corp.	232,190
		413,177
Food - Baking — 0.3%
7,200	Flowers Foods, Inc.	154,368
Food - Miscellaneous/Diversified — 0.3%
4,700	Unilever PLC (ADR)**	181,326
Food - Retail — 1.4%
145,000	Tesco PLC**	842,614
Food - Wholesale/Distribution — 0.5%
9,000	Sysco Corp.	286,470
Industrial Gases — 0.3%
1,500	Air Products & Chemicals, Inc.**	159,855
Insurance Brokers — 1.2%
3,800	Arthur J. Gallagher & Co.	165,870
12,500	Marsh & McLennan Cos., Inc.	544,375
		710,245
Investment Management and Advisory Services — 0.3%
2,100	Ameriprise Financial, Inc.	191,268
Machinery - Construction and Mining — 0.5%
7,800	Astec Industries, Inc.	280,488
Medical - Drugs — 4.0%
4,600	AbbVie, Inc.	205,758
5,500	GlaxoSmithKline PLC (ADR)**	275,935
2,600	Johnson & Johnson**	225,394
5,600	Merck & Co., Inc.**	266,616
9,500	Novartis A.G. (ADR)	728,745
21,100	Pfizer, Inc.	605,781
		2,308,229
Medical - Generic Drugs — 0.9%
14,000	Teva Pharmaceutical Industries, Ltd. (ADR)	528,920
Medical - HMO — 1.2%
3,500	Aetna, Inc.**	224,070
2,000	Humana, Inc.**	186,660
3,600	WellPoint, Inc.**	300,996
		711,726
Medical - Wholesale Drug Distributors — 0.2%
1,000	McKesson Corp.**	128,300
Medical Labs and Testing Services — 0.9%
8,500	Quest Diagnostics, Inc.	525,215
Medical Products — 1.4%
3,000	Baxter International, Inc.**	197,070
2,500	Covidien PLC (U.S. Shares)	152,350
5,100	Hill-Rom Holdings, Inc.	182,733
3,900	Stryker Corp.**	263,601
		795,754
Medical Sterilization Products — 0.2%
2,600	STERIS Corp.	111,696
Multi-Line Insurance — 0.3%
3,800	Allstate Corp.	192,090
Networking Products — 0.4%
10,000	Cisco Systems, Inc.	234,200
Non-Hazardous Waste Disposal — 1.1%
19,000	Republic Services, Inc.**	633,840
Oil - Field Services — 0.5%
3,600	Schlumberger, Ltd. (U.S. Shares)**	318,096
Oil and Gas Drilling — 0.6%
6,500	Ensco PLC - Class A	349,375
Oil Companies - Exploration and Production — 1.9%
3,500	Noble Energy, Inc.**	234,535
9,100	Occidental Petroleum Corp.	851,214
		1,085,749
Oil Companies - Integrated — 3.1%
7,500	BP PLC (ADR)**	315,225
2,700	Chevron Corp.**	328,050
8,000	Royal Dutch Shell PLC (ADR)**	525,440
10,500	Total S.A. (ADR)**	608,160
		1,776,875
Protection - Safety — 0.5%
5,200	Landauer, Inc.	266,500
REIT - Apartments — 1.5%
7,500	American Campus Communities, Inc.	256,125
2,400	AvalonBay Communities, Inc.	305,016
5,500	Home Properties, Inc.	317,625
		878,766
REIT - Diversified — 1.4%
4,000	Potlatch Corp.	158,720
3,450	Rayonier, Inc.	191,993
17,000	Weyerhaeuser Co.	486,710
		837,423
REIT - Health Care — 0.3%
15,300	Healthcare Trust of America, Inc. - Class A	160,956
REIT - Mortgage — 1.4%
14,400	American Capital Agency Corp.	325,008
50,000	Two Harbors Investment Corp.**	485,500
		810,508
REIT - Office Property — 0.3%
8,400	BioMed Realty Trust, Inc.	156,156
Retail - Apparel and Shoe — 0.8%
6,200	Coach, Inc.	338,086
4,000	Men's Wearhouse, Inc.	136,200
		474,286
Retail - Major Department Stores — 0.6%
6,100	Nordstrom, Inc.	342,820
Retail - Regional Department Stores — 0.3%
3,000	Kohl's Corp.	155,250
Retail - Restaurants — 0.9%
4,000	Darden Restaurants, Inc.**	185,160
3,600	McDonald's Corp.	346,356
		531,516
Security Services — 0.8%
11,000	ADT Corp.**	447,260
Semiconductor Components/Integrated Circuits — 1.1%
5,900	Analog Devices, Inc.**	277,595
5,500	QUALCOMM, Inc.**	370,480
		648,075
Semiconductor Equipment — 0.6%
12,200	MKS Instruments, Inc.	324,398
Super-Regional Banks — 1.4%
12,200	Fifth Third Bancorp	220,088
13,900	Wells Fargo & Co.	574,348
		794,436
Telecommunication Services — 0.9%
14,300	Telenor A.S.A.	326,882
7,750	Vivendi S.A.**	178,271
		505,153
Telephone - Integrated — 1.0%
6,000	AT&T, Inc.**	202,920
11,600	CenturyLink, Inc.	364,008
		566,928
Tobacco — 0.4%
7,100	Altria Group, Inc.	243,885
Tools - Hand Held — 0.2%
1,600	Stanley Black & Decker, Inc.**	144,912
Transportation & Logistics — 0.4%
9,000	Hamburger Hafen und Logistik A.G.**	221,329
Transportation - Marine — 0.6%
10,000	Irish Continental Group PLC**	345,751
Transportation - Railroad — 0.9%
3,000	Canadian Pacific Railway, Ltd. (U.S. Shares)	369,900
1,000	Union Pacific Corp.**	155,340
		525,240
Water — 0.4%
16,000	Suez Environment Co.**	259,503
Total Common Stock (cost $28,431,615)		32,260,820
Corporate Bonds — 25.4%
Aerospace and Defense – Equipment — 0.3%
$61,000	Exelis, Inc. 4.2500%, 10/1/16	64,109
28,000	Exelis, Inc. 5.5500%, 10/1/21	28,148
51,000	TransDigm, Inc. 7.7500%, 12/15/18	54,315
		146,572
Agricultural Chemicals — 0.1%
36,000	Phibro Animal Health Corp. 9.2500%, 7/1/18 (144A)	38,700
Airlines — 0.1%
53,000	Southwest Airlines Co. 5.1250%, 3/1/17	58,490
Automotive - Cars and Light Trucks — 0.7%
73,000	General Motors Co. 3.5000%, 10/2/18 (144A)	72,818
238,000	General Motors Co. 4.8750%, 10/2/23 (144A)	232,645
100,000	General Motors Co. 6.2500%, 10/2/43 (144A)	98,500
		403,963
Beverages - Wine and Spirits — 0%
13,000	Constellation Brands, Inc. 3.7500%, 5/1/21	12,009
Brewery — 0.3%
200,000	SABMiller Holdings, Inc. 2.2000%, 8/1/18 (144A),**	199,456
Building - Residential and Commercial — 0.1%
31,000	D.R. Horton, Inc. 4.7500%, 5/15/17	32,395
5,000	D.R. Horton, Inc. 4.3750%, 9/15/22	4,550
23,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	23,517
15,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	13,763
		74,225
Casino Hotels — 0.1%
46,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	42,205
Cellular Telecommunications — 0.1%
81,000	Sprint Communications, Inc. 7.0000%, 8/15/20	82,418
Chemicals - Diversified — 1.1%
591,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	650,541
Chemicals - Specialty — 0.3%
49,000	Ashland, Inc. 3.8750%, 4/15/18	48,387
50,000	Ashland, Inc. 4.7500%, 8/15/22	46,875
71,000	Ashland, Inc. 6.8750%, 5/15/43	68,160
30,000	Ecolab, Inc. 3.0000%, 12/8/16	31,465
		194,887
Commercial Banks — 1.1%
187,000	CIT Group, Inc. 4.2500%, 8/15/17	190,506
29,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	31,900
129,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	135,450
74,000	CIT Group, Inc. 5.0000%, 8/1/23	71,645
56,000	SVB Financial Group 5.3750%, 9/15/20	61,632
52,000	Zions Bancorp 4.5000%, 3/27/17	54,598
131,000	Zions Bancorp 5.8000%, 12/15/99‡	114,625
		660,356
Computer Aided Design — 0.2%
38,000	Autodesk, Inc. 1.9500%, 12/15/17	37,246
57,000	Autodesk, Inc. 3.6000%, 12/15/22	54,045
		91,291
Consulting Services — 0.7%
49,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	52,824
214,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	236,497
87,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	85,959
		375,280
Containers - Paper and Plastic — 0%
18,000	Packaging Corp. of America 3.9000%, 6/15/22	17,307
Data Processing and Management — 0.1%
37,000	Fiserv, Inc. 3.1250%, 10/1/15	38,366
26,000	Fiserv, Inc. 3.1250%, 6/15/16	27,132
		65,498
Diagnostic Equipment — 0.3%
142,000	Life Technologies Corp. 6.0000%, 3/1/20	159,904
38,000	Life Technologies Corp. 5.0000%, 1/15/21	40,163
		200,067
Dialysis Centers — 0.1%
41,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A),**	42,025
Diversified Banking Institutions — 1.5%
15,000	Bank of America Corp. 4.5000%, 4/1/15	15,753
72,000	Bank of America Corp. 1.5000%, 10/9/15	72,394
60,000	Bank of America Corp. 3.6250%, 3/17/16	63,101
90,000	Bank of America Corp. 3.7500%, 7/12/16	95,372
80,000	Bank of America Corp. 8.0000%, 7/30/99‡	87,000
72,000	Citigroup, Inc. 5.0000%, 9/15/14	74,714
50,000	Citigroup, Inc. 5.9000%, 12/29/49	47,000
27,000	Citigroup, Inc. 5.3500%, 11/15/99‡	23,490
34,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	37,452
68,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	67,518
100,000	Morgan Stanley 3.4500%, 11/2/15	103,656
30,000	Morgan Stanley 4.7500%, 3/22/17	32,391
79,000	Morgan Stanley 4.1000%, 5/22/23	73,685
15,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15**	15,322
54,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23**	54,476
		863,324
Diversified Financial Services — 0.7%
53,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	51,811
7,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	7,472
100,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	101,000
200,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	217,500
		377,783
Diversified Minerals — 0.1%
68,000	FMG Resources (August 2006) Pty, Ltd. 7.0000%, 11/1/15	70,040
Diversified Operations — 0.3%
45,000	Danaher Corp. 2.3000%, 6/23/16	46,513
33,000	GE Capital Trust I 6.3750%, 11/15/67‡	34,939
106,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23	105,269
		186,721
Electric - Generation — 0%
9,000	AES Corp. 7.7500%, 10/15/15	9,990
Electric - Integrated — 0.4%
51,000	CMS Energy Corp. 4.2500%, 9/30/15	53,768
73,000	PPL Energy Supply LLC 4.6000%, 12/15/21	72,028
46,000	PPL WEM Holdings PLC 3.9000%, 5/1/16	48,216
32,000	PPL WEM Holdings PLC 5.3750%, 5/1/21	34,813
		208,825
Electronic Components – Semiconductors — 0.4%
214,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	213,572
Electronic Measuring Instruments — 0.2%
84,000	FLIR Systems, Inc. 3.7500%, 9/1/16	86,633
Engineering - Research and Development Services — 0.2%
60,000	URS Corp. 4.3500%, 4/1/17 (144A)	61,308
59,000	URS Corp. 5.5000%, 4/1/22 (144A)	59,363
		120,671
Finance - Auto Loans — 1.7%
200,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	206,856
210,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	241,985
200,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	222,326
220,000	Ford Motor Credit Co. LLC 4.2500%, 9/20/22	219,717
39,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18 (144A)	37,927
54,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23 (144A)	49,342
		978,153
Finance - Credit Card — 0.2%
67,000	American Express Co. 6.8000%, 9/1/66‡	71,020
46,000	American Express Credit Corp. 1.7500%, 6/12/15	46,838
		117,858
Finance - Investment Bankers/Brokers — 0.7%
75,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	81,563
51,000	Lazard Group LLC 7.1250%, 5/15/15	55,200
13,000	Lazard Group LLC 6.8500%, 6/15/17	14,735
215,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	223,779
		375,277
Finance - Leasing Companies — 0.3%
200,000	LeasePlan Corp. N.V. 2.5000%, 5/16/18**	194,283
Finance - Mortgage Loan Banker — 0.2%
100,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17**	113,454
Food - Meat Products — 0.2%
23,000	Sun Merger Sub, Inc. 5.2500%, 8/1/18 (144A)	23,575
100,000	Tyson Foods, Inc. 6.6000%, 4/1/16	112,116
		135,691
Food - Retail — 0.2%
22,000	Safeway, Inc. 3.9500%, 8/15/20	21,588
99,000	Safeway, Inc. 4.7500%, 12/1/21	99,411
		120,999
Hotels and Motels — 0.1%
50,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	60,994
Investment Management and Advisory Services — 0.5%
65,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	71,175
120,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	122,700
84,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	84,420
		278,295
Life and Health Insurance — 0.3%
152,000	Primerica, Inc. 4.7500%, 7/15/22	159,020
Linen Supply & Related Items — 0.1%
31,000	Cintas Corp. No. 2 2.8500%, 6/1/16	32,192
34,000	Cintas Corp. No. 2 4.3000%, 6/1/21	35,772
		67,964
Machinery - Farm — 0.1%
53,000	CNH Capital LLC 3.6250%, 4/15/18	52,735
Medical - Biomedical and Genetic — 0%
12,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	12,480
Medical - Drugs — 0.3%
56,000	AbbVie, Inc. 1.7500%, 11/6/17	55,540
124,000	VPII Escrow Corp. 6.7500%, 8/15/18	132,680
		188,220
Medical - Generic Drugs — 0.1%
61,000	Actavis, Inc. 1.8750%, 10/1/17	60,617
Metal Processors and Fabricators — 0.2%
91,000	Precision Castparts Corp. 1.2500%, 1/15/18	88,726
Multi-Line Insurance — 0.6%
94,000	American International Group, Inc. 4.2500%, 9/15/14	97,077
26,000	American International Group, Inc. 5.6000%, 10/18/16	29,048
129,000	American International Group, Inc. 8.1750%, 5/15/58‡	150,994
56,000	ING U.S., Inc. 5.6500%, 5/15/53‡	51,192
		328,311
Oil - Field Services — 0.4%
200,000	Korea National Oil Corp. 4.0000%, 10/27/16	212,609
Oil and Gas Drilling — 0.3%
100,000	Nabors Industries, Inc. 5.0000%, 9/15/20	104,487
10,000	Nabors Industries, Inc. 4.6250%, 9/15/21	10,051
43,000	Rowan Cos., Inc. 5.0000%, 9/1/17	46,747
		161,285
Oil Companies - Exploration and Production — 1.8%
250,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	249,375
81,000	Cimarex Energy Co. 5.8750%, 5/1/22	81,810
15,000	Continental Resources, Inc. 7.1250%, 4/1/21	16,763
160,000	Continental Resources, Inc. 5.0000%, 9/15/22	161,000
39,000	Occidental Petroleum Corp. 1.7500%, 2/15/17	39,358
53,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	54,765
128,000	Petrohawk Energy Corp. 7.8750%, 6/1/15	130,574
37,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	39,698
14,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	15,018
158,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	169,455
99,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	99,247
		1,057,063
Oil Refining and Marketing — 0.1%
50,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	57,211
Pharmacy Services — 0.7%
75,000	Express Scripts Holding Co. 2.1000%, 2/12/15	76,197
55,000	Express Scripts Holding Co. 3.1250%, 5/15/16	57,568
258,000	Express Scripts Holding Co. 2.6500%, 2/15/17	265,988
		399,753
Pipelines — 1.6%
50,000	Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.8750%, 2/15/18	53,125
37,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	38,235
120,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	119,447
90,000	El Paso LLC 7.0000%, 6/15/17	100,375
50,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	57,496
37,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	39,275
151,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	162,653
50,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	52,926
17,000	Spectra Energy Partners L.P. 2.9500%, 9/25/18	17,280
88,000	Spectra Energy Partners L.P. 4.7500%, 3/15/24	90,679
157,000	Western Gas Partners L.P. 5.3750%, 6/1/21	167,905
61,000	Williams Cos., Inc. 3.7000%, 1/15/23	55,091
		954,487
Publishing - Newspapers — 0%
6,000	Gannett Co., Inc. 6.3750%, 9/1/15	6,510
Publishing - Periodicals — 0.1%
58,000	UBM PLC 5.7500%, 11/3/20 (144A),**	59,291
Real Estate Management/Services — 0.2%
23,000	CBRE Services, Inc. 6.6250%, 10/15/20	24,553
102,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	99,916
		124,469
Real Estate Operating/Development — 0.1%
37,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	40,013
REIT - Diversified — 0.8%
88,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	85,801
102,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	96,481
250,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21	276,683
		458,965
REIT - Health Care — 0.1%
27,000	Senior Housing Properties Trust 6.7500%, 12/15/21	29,594
REIT - Hotels — 0%
24,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	24,348
REIT - Office Property — 0.6%
120,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	120,601
210,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	224,579
		345,180
Retail - Regional Department Stores — 0%
21,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	23,707
Retail - Restaurants — 0.2%
144,000	Brinker International, Inc. 3.8750%, 5/15/23	135,236
Retail - Toy Store — 0.1%
50,000	Toys R Us Property Co. II LLC 8.5000%, 12/1/17	52,375
Security Services — 0.4%
35,000	ADT Corp. 6.2500%, 10/15/21 (144A)	35,525
28,000	ADT Corp. 3.5000%, 7/15/22	23,671
211,000	ADT Corp. 4.1250%, 6/15/23	188,268
12,000	ADT Corp. 4.8750%, 7/15/42	8,861
		256,325
Semiconductor Components/Integrated Circuits — 0.4%
250,000	TSMC Global, Ltd. 1.6250%, 4/3/18	240,852
Steel - Producers — 0.2%
48,000	ArcelorMittal 5.0000%, 2/25/17**	49,920
35,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	34,159
6,000	Steel Dynamics, Inc. 7.6250%, 3/15/20	6,488
29,000	Steel Dynamics, Inc. 5.2500%, 4/15/23 (144A)	27,332
		117,899
Super-Regional Banks — 0%
17,000	Wells Fargo & Co. 7.9800%, 9/15/99‡	18,700
Telecommunication Services — 0.1%
50,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	50,377
Telephone - Integrated — 1.6%
124,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	128,650
35,000	Sprint Capital Corp. 6.9000%, 5/1/19	35,962
68,000	Verizon Communications, Inc. 2.5000%, 9/15/16	70,087
111,000	Verizon Communications, Inc. 3.6500%, 9/14/18	116,960
306,000	Verizon Communications, Inc. 5.1500%, 9/15/23	327,967
144,000	Verizon Communications, Inc. 6.4000%, 9/15/33	159,914
72,000	Verizon Communications, Inc. 6.5500%, 9/15/43	81,283
		920,823
Transportation - Services — 0%
7,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	7,141
Transportation - Truck — 0.1%
55,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	56,894
Trucking and Leasing — 0.2%
13,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	13,241
92,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	94,238
28,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	27,229
		134,708
Total Corporate Bonds (cost $14,551,521)		14,771,741
Mortgage-Backed Securities — 7.7%
Fannie Mae:
19,513	5.5000%, 1/1/25	21,122
40,607	5.5000%, 7/1/25	44,116
58,681	5.0000%, 9/1/29	64,199
21,197	5.0000%, 1/1/30	23,205
11,534	5.5000%, 1/1/33	12,675
7,932	5.0000%, 11/1/33	8,629
16,801	5.0000%, 12/1/33	18,278
61,583	6.0000%, 12/1/35	68,193
8,689	6.0000%, 2/1/37	9,700
79,228	6.0000%, 9/1/37	86,455
58,611	6.0000%, 10/1/38	66,208
26,098	7.0000%, 2/1/39	29,670
50,249	5.0000%, 6/1/40	54,944
63,816	5.0000%, 6/1/40	70,768
104,536	6.0000%, 7/1/40	116,023
14,420	4.5000%, 10/1/40	15,379
157,575	5.0000%, 2/1/41	172,663
15,187	5.0000%, 3/1/41	16,592
26,420	4.5000%, 4/1/41	28,398
32,122	5.0000%, 4/1/41	35,177
43,431	4.5000%, 5/1/41	46,699
24,654	5.0000%, 5/1/41	27,209
33,644	5.0000%, 5/1/41	37,748
90,078	4.5000%, 6/1/41	96,878
46,436	5.0000%, 6/1/41	50,738
242,181	5.0000%, 6/1/41	271,401
21,943	5.0000%, 7/1/41	23,970
66,146	5.0000%, 7/1/41	72,538
32,524	5.0000%, 10/1/41	35,527
216,492	4.5000%, 2/1/43	232,028
308,048	4.5000%, 2/1/43	340,856
Freddie Mac:
17,511	5.0000%, 1/1/19	18,541
12,531	5.0000%, 2/1/19	13,272
17,134	5.5000%, 8/1/19	18,173
27,326	5.0000%, 6/1/20	29,019
54,994	5.5000%, 12/1/28	60,510
74,650	5.0000%, 1/1/36	81,544
38,221	5.5000%, 10/1/36	41,972
188,644	6.0000%, 11/1/38	209,512
62,113	5.0000%, 5/1/39	67,374
40,960	4.5000%, 1/1/41	43,834
132,569	5.0000%, 3/1/41	143,635
88,700	5.0000%, 5/1/41	98,198
26,552	5.0000%, 9/1/41	28,801
Ginnie Mae:
53,850	5.1000%, 12/15/29	60,865
62,085	4.9000%, 12/15/32	68,015
30,341	6.0000%, 11/20/34	33,664
9,919	5.5000%, 9/15/35	11,170
19,947	6.0000%, 1/20/39	22,228
152,868	5.5000%, 8/15/39	173,336
30,879	5.0000%, 10/15/39	34,463
51,977	5.0000%, 11/15/39	57,887
15,050	5.0000%, 1/15/40	16,768
11,287	5.0000%, 4/15/40	12,575
19,755	5.0000%, 5/15/40	21,744
7,934	5.0000%, 7/15/40	8,836
52,120	5.0000%, 7/15/40	58,052
52,311	5.0000%, 2/15/41	57,786
19,879	5.0000%, 5/15/41	22,272
12,433	4.5000%, 7/15/41	13,488
51,899	4.5000%, 7/15/41	56,338
120,981	4.5000%, 8/15/41	133,343
15,688	5.0000%, 9/15/41	17,220
8,384	5.5000%, 9/20/41	9,207
64,611	4.5000%, 10/20/41	69,815
8,094	6.0000%, 10/20/41	9,020
23,776	6.0000%, 12/20/41	26,504
25,509	6.0000%, 1/20/42	28,465
26,072	6.0000%, 2/20/42	29,089
15,484	6.0000%, 3/20/42	17,286
45,970	6.0000%, 4/20/42	51,304
22,161	3.5000%, 5/20/42	22,952
33,819	6.0000%, 5/20/42	37,706
87,524	5.5000%, 7/20/42	96,430
23,463	6.0000%, 7/20/42	26,191
24,703	6.0000%, 8/20/42	27,539
30,952	6.0000%, 9/20/42	34,528
23,226	6.0000%, 11/20/42	25,903
26,410	6.0000%, 2/20/43	29,483
Total Mortgage-Backed Securities (cost $4,500,161)		4,473,843
Preferred Stock — 0.5%
Diversified Banking Institutions — 0.2%
4,175	Morgan Stanley, 7.1250%	105,210
Diversified Financial Services — 0.1%
1,500	Citigroup Capital XIII, 7.8750%	41,205
Electric - Integrated — 0.1%
600	PPL Corp., 8.7500%	32,238
Finance - Credit Card — 0.1%
4,275	Discover Financial Services, 6.5000%	100,548
Total Preferred Stock (cost $283,348)		279,201
U.S. Treasury Notes/Bonds — 7.9%
U.S. Treasury Notes/Bonds:
$234,000	0.3750%, 8/31/15	234,274
875,000	0.3750%, 2/15/16	874,111
576,000	1.3750%, 7/31/18	577,035
1,916,000	1.5000%, 8/31/18	1,928,724
376,000	2.5000%, 8/15/23	372,182
83,000	2.8750%, 5/15/43	70,446
522,000	3.6250%, 8/15/43	515,965
Total U.S. Treasury Notes/Bonds (cost $4,540,828)		4,572,737
Money Market — 0.8%
490,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $490,000)	490,000
Total Investments (total cost $54,113,880) – 100% $		58,150,875

Summary of Investments by Country – (Long Positions) September 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$353,864	0.6%
Canada	545,068	0.9%
France	1,045,934	1.8%
Germany	263,354	0.5%
Ireland	345,751	0.6%
Israel	528,920	0.9%
Japan	227,080	0.4%
Luxembourg	49,920	0.1%
Netherlands	194,283	0.3%
Norway	994,824	1.7%
South Korea	664,531	1.1%
Switzerland	728,745	1.3%
Taiwan	240,852	0.4%
United Kingdom	3,254,950	5.6%
United States††	48,712,799	83.8%
Total	$58,150,875	100.0%

††Includes Cash Equivalents of 0.8%.

Forward Currency Contracts, Open

September 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Depreciation
Credit Suisse Securities (USA) LLC:
British Pound 10/24/13	115,000	$186,113	$(7,103)
Euro 10/24/13	384,000	519,466	(13,785)
		705,579	(20,888)
HSBC Securities (USA), Inc.:
British Pound 10/31/13	984,000	1,592,378	(38,165)
Euro 10/31/13	800,000	1,082,239	(18,535)
		2,674,617	(56,700)
Total	$3,380,196	$(77,588)

Schedule of Written Options – Calls	Value
ADT Corp. expires October 2013 16 contracts exercise price $45.00	$(217)
Aetna, Inc. expires October 2013 10 contracts exercise price $70.00	(66)
Agilent Technologies, Inc. expires October 2013 14 contracts exercise price $52.50	(797)
Air Products & Chemicals, Inc. expires October 2013 6 contracts exercise price $120.00	(94)
Altera Corp. expires October 2013 18 contracts exercise price $40.00	(162)
Analog Devices, Inc. expires October 2013 14 contracts exercise price $50.00	(444)
Apple, Inc. expires October 2013 1 contract exercise price $535.00	(129)
Baxter International, Inc. expires October 2013 9 contracts exercise price $75.00	(8)
CA, Inc. expires October 2013 22 contracts exercise price $32.00	(48)
Chevron Corp. expires October 2013 5 contracts exercise price $130.00	(6)
Darden Restaurants, Inc. expires October 2013 13 contracts exercise price $52.50	(9)
Humana, Inc., expires October 2013 7 contracts exercise price $105.00	(34)
Intuit, Inc. expires October 2013 10 contracts exercise price $67.50	(953)
Johnson & Johnson expires October 2013 7 contracts exercise price $92.50	(31)
McKesson Corp. expires October 2013 5 contracts exercise price $140.00	(12)
Merck & Co., Inc. expires October 2013 14 contracts exercise price $50.00	(88)
Microsoft Corp. expires October 2013 20 contracts exercise price $36.00	(91)
Noble Energy, Inc. expires October 2013 10 contracts exercise price $70.00	(386)
PepsiCo, Inc. expires October 2013 8 contracts exercise price $85.00	(56)
Procter & Gamble Co. expires October 2013 8 contracts exercise price $82.50	(5)
QUALCOMM, Inc. expires October 2013 10 contracts exercise price $72.50	(132)
Republic Services, Inc. expires October 2013 20 contracts exercise price $35.00	(224)
Schlumberger, Ltd. (U.S. Shares) expires October 2013 8 contracts exercise price $95.00	(136)
Stanley Black & Decker, Inc. expires October 2013 7 contracts exercise price $95.00	(318)
Stryker Corp. expires October 2013 9 contracts exercise price $75.00	(7)
Union Pacific Corp. expires October 2013 4 contracts exercise price $165.00	(107)
Vodafone Group PLC expires October 2013 20 contracts exercise price $35.00	(1,409)
WellPoint, Inc. expires October 2013 8 contracts exercise price $90.00	(107)
Xilinx, Inc. expires October 2013 14 contracts exercise price $50.00	(197)
Total Written Options - Calls (premiums received $8,657)	$(6,273)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

L.P.	Limited Partnership

LLC	Limited Liability

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Perkins Value Plus Income Fund	$2,796,007	4.8%

**	A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of September 30, 2013, is noted below.

Fund	Aggregate Value
Perkins Value Plus Income Fund	$7,526,393

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Perkins Value Plus Income Fund
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	$72,158	$71,251	0.1%

The Fund has registration rights for certain restricted securities held as of September 30, 2013. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the year ended September 30, 2013. Except for the value at period end, all other information in the table is for the period ended September 30, 2013.

	Purchases Shares	Cost	Sales Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/13
Perkins Value Plus Income Fund

Janus Cash Liquidity Fund LLC	7,236,069	$7,236,069	(7,114,069)	$(7,114,069)	$-	$100	$490,000

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,157,481	$-
Bank Loans and Mezzanine Loans	-	145,052	-
Common Stock
Cellular Telecommunications	-	940,360	-
Food - Miscellaneous/Diversified	-	181,326	-
Medical - Drugs	1,303,549	1,004,680	-
Medical - Generic Drugs	-	528,920	-
Oil Companies - Integrated	328,050	1,448,825	-
All Other	26,525,110	-	-
Corporate Bonds	-	14,771,741	-

Mortgage-Backed Securities	-	4,473,843	-

Preferred Stock	-	279,201	-

U.S. Treasury Notes/Bonds	-	4,572,737	-

Money Market	-	490,000	-

Total Investments in Securities	$28,156,709	$29,994,166	$-

Other Financial Instruments(a) - Liabilities:

Forward currency contracts	$-	$77,588	$-
Options written, at value	-	6,273	-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, INTECH U.S. Value Fund, Janus Diversified Alternatives Fund, Janus Flexible Bond Fund, Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Growth, Janus Global Allocation Fund – Moderate, Janus Global Bond Fund, Janus Government Money Market Fund, Janus High-Yield Fund, Janus Money Market Fund, Janus Real Return Fund, Janus Short-Term Bond Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund (collectively, the “Funds” and individually, a “Fund”). Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Growth, and Janus Global Allocation Fund – Moderate (the “Global Allocation Funds”) each operate as a “fund of funds,” meaning substantially all of the Global Allocation Funds’ assets will be invested in other Janus funds (the “underlying funds”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of Janus Diversified Alternatives Fund organized under the laws of the Cayman Islands as an exempted company. The Trust offers forty-four funds which include multiple series of shares, with differing investment objectives and policies. Twenty-one funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act, with the exception of Janus Diversified Alternatives Fund and Janus Real Return Fund, which are classified as nondiversified.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Funds are valued in accordance with policies and procedures established by and under the supervision of the Funds’ Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Investments held by Janus Government Money Market Fund and Janus Money Market Fund (the “Money Market Funds”) are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held as of September 30, 2013. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held as of September 30 2013, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Basis for Consolidation for Janus Diversified Alternatives Fund

Janus Diversified Alternatives Subsidiary, Ltd. was incorporated on December 28, 2012 as a wholly-owned subsidiary of Janus Diversified Alternatives Fund. As of September 30, 2013, the market values of the Fund’s investments were $84,429,778, of which $21,157,097, or approximately 25%, represented the Fund’s ownership of the shares of Janus Diversified Alternatives Subsidiary, Ltd. The Fund’s Consolidated Schedule of Investments includes the accounts of both the Fund and Janus Diversified Alternatives Subsidiary, Ltd.

Derivative Instruments

The Funds, except the Money Market Funds, may invest in various types of derivatives, which may at times result in significant derivative exposure. INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund (the “Mathematical Funds”) may invest, to a limited extent, in certain types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on swaps contracts, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, commodities-linked derivative instruments, inflation index swaps, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Funds during the period ended September 30, 2013 is discussed in further detail below.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC’s (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.
•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Commodity-Linked Investments in Janus Diversified Alternatives Subsidiary, Ltd.

Janus Diversified Alternatives Fund may invest in commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”). The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands as an exempted company which is generally subject to the same investment policies and restrictions as the Fund. Janus Diversified Alternatives Subsidiary, Ltd. invests in commodity-linked investments and other investments which may serve as margin or collateral for Janus Diversified Alternatives Subsidiary Ltd.’s derivative positions. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be in U.S. dollars or a foreign currency). The Funds, except the Global Allocation Funds, Mathematical Funds, and the Money Market Funds, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

The Funds do not require the counterparty to post collateral for forward currency contracts; however, the Funds will segregate cash or high-grade securities with their custodian in an amount at all times equal to or greater than the Funds commitment with respect to these contracts. Such segregated assets are denoted on the accompanying Schedules of Investments (if applicable) and are evaluated daily to ensure their market value equals or exceeds the current market value of the Funds corresponding forward currency contracts

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds, except the Mathematical Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended September 30, 2013 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Perkins Value Plus Income Fund
Options outstanding at June 30, 2013	465	$10,238
Options written	983	31,904
Options closed	(47)	(1,169)
Options expired	(890)	(25,512)
Options exercised	(194)	(6,804)
Options outstanding at September 30, 2013	317	$8,657

Put Options	Number of Contracts	Premiums Received
Perkins Value Plus Income Fund
Options outstanding at June 30, 2013	45	$821
Options written	10	270
Options closed	-	-
Options expired	(55)	(1,091)
Options exercised	-	-
Options outstanding at September 30, 2013	-	$-

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds, with the exception of the Global Allocation Funds and the Mathematical Funds, may utilize swap agreements as a means to gain exposure to a commodity index, commodity markets, or certain common or preferred stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices, the rate of inflation, or interest rates. The Funds are subject to equity risk and interest rate risk in their normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap agreements traditionally were privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

Additional Investment Risk

Janus Flexible Bond Fund, Janus Global Bond Fund, Janus High-Yield Fund, Janus Real Return Fund, and Janus Short-Term Bond Fund (the “Fixed Income Funds”), Perkins Value Plus Income Fund, and certain underlying funds of the Global Allocation Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. The Mathematical Funds do not intend to invest in these types of bonds.

The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding each could also negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries are impacting many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including a Fund, may not be fully known for some time. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Act in July 2010 is dramatically changing the way in which the U.S. financial system is supervised and regulated. The Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector including the investment management industry. Many provisions of the Dodd-Frank Act will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act, on the Funds and the investment management industry as a whole is not yet certain.

A number of countries in the European Union (“EU”) have experienced severe economic and financial difficulties. As a result, financial markets in the EU have been subject to extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructuring by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Funds, except the Money Market Funds, may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Investment in Janus Diversified Alternatives Subsidiary, Ltd.

To qualify as a regulated investment company under the Internal Revenue, 90% of Janus Diversified Alternatives Fund’s income must be from certain qualified sources. Direct investment in many commodities-related investments generates income that is not from a qualifying source for purposes of meeting this 90% test. The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in Janus Diversified Alternatives Subsidiary, Ltd. Organized under the laws of the Cayman Islands, and which is generally subject to the same investment policies and restrictions as the Fund. Janus Diversified Alternatives Subsidiary, Ltd. may invest without limitation in commodity index-linked swaps, commodity futures, commodity swaps, commodity-linked notes, and other commodity-linked derivative instruments. Janus Diversified Alternatives Subsidiary, Ltd. may also invest in fixed-income securities and other investments which may serve as margin or collateral for Janus Diversified Alternatives Subsidiary, Ltd.’s derivatives positions. The Fund may invest 25% or less of its total assets in Janus Diversified Alternatives Subsidiary, Ltd. Income or net capital gains from the Fund’s investment in Janus Diversified Alternatives Subsidiary, Ltd. would be treated as ordinary income to the Fund. Janus Capital is the adviser to Janus Diversified Alternatives Subsidiary, Ltd. Janus Diversified Alternatives Subsidiary, Ltd. will not be subject to U.S. laws (including securities laws) and their protections. Janus Diversified Alternatives Subsidiary, Ltd. is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction.

The IRS has previously issued a number of private letter rulings to mutual funds (but not the Janus Diversified Alternatives Fund) in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as Janus Diversified Alternatives Subsidiary, Ltd., constitutes qualifying income. The IRS has suspended issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or Janus Diversified Alternatives Subsidiary, Ltd. to operate as described in the Prospectuses and the SAI and could adversely affect the Fund. In particular, unfavorable treatment of the income derived from the Fund’s investment in Janus Diversified Alternatives Subsidiary, Ltd. could jeopardize the Fund’s status as a regulated investment company under the Code, which in turn may subject the Fund to higher tax rates and/or penalties. Additionally, the Commodity Futures Trading Commission (“CFTC”) recently adopted changes to Rule 4.5 under the Commodity Exchange Act which required Janus Capital to register with the CFTC, and operation of the Fund and Janus Diversified Alternatives Subsidiary, Ltd. is subject to certain CFTC rules and regulations. Such regulatory changes could potentially limit or restrict the ability of the Fund to pursue its investment strategies and/or increase the costs of implementing its strategies.

By investing in Janus Diversified Alternatives Subsidiary, Ltd., the Fund will be indirectly exposed to the risks associated with Janus Diversified Alternatives Subsidiary, Ltd.’s investments, which are generally similar to those that are permitted to be held by the Fund. Janus Diversified Alternatives Subsidiary, Ltd. is not registered under the 1940 Act, and is not subject to all of the provisions of the 1940 Act.

Loans

The Fixed Income Funds, Perkins Value Plus Income Fund, and certain underlying funds of the Global Allocation Funds may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Below are descriptions of the types of loans held by the Fixed Income Funds, Perkins Value Plus Income Fund, and certain underlying funds of the Global Allocation Funds at period end.

•	Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. A Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

•	Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Funds generally expect to invest in fully funded term loans, certain of the loans in which the Funds may invest include revolving loans, bridge loans, and delayed draw term loans. Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

•	Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

The Funds, except the Global Allocation Funds and the Mathematical Funds, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Funds’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Funds’ sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Funds may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include corporate bonds, common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

A Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of September 30, 2013 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
INTECH Global Dividend Fund	$11,781,067	$1,075,081	$(134,644)	$940,437
INTECH International Fund	58,495,247	9,017,472	(472,298)	8,545,174
INTECH U.S. Core Fund	451,190,805	95,944,427	(3,576,681)	92,367,746
INTECH U.S. Growth Fund	223,685,880	61,286,532	(1,566,360)	59,720,172
INTECH U.S. Value Fund	80,527,815	14,499,665	(679,192)	13,820,473
Janus Diversified Alternatives Fund	9,315,617	728,225	(26,441)	701,784
Janus Flexible Bond Fund	5,958,157,647	95,306,526	(68,266,109)	27,040,417
Janus Global Allocation Fund – Conservative	261,838,269	24,050,833	(3,644,052)	20,406,781
Janus Global Allocation Fund – Growth	209,245,593	46,841,919	(1,407,034)	45,434,885
Janus Global Allocation Fund – Moderate	260,155,890	42,952,330	(3,182,974)	39,769,356
Janus Global Bond Fund	262,695,764	5,001,897	(3,141,300)	1,860,597
Janus Government Money Market Fund	179,696,091	-	-	-
Janus High-Yield Fund	2,479,932,729	73,142,788	(35,138,685)	38,004,103
Janus Money Market Fund	1,302,580,127	-	-	-
Janus Real Return Fund	16,283,959	133,238	(82,163)	51,075
Janus Short-Term Bond Fund	2,982,853,801	24,503,332	(6,778,897)	17,724,435
Perkins Large Cap Value Fund	103,051,155	28,212,825	(734,854)	27,477,971
Perkins Mid Cap Value Fund	8,644,711,176	2,171,817,899	(52,809,224)	2,119,008,675
Perkins Select Value Fund	65,399,270	10,153,832	(1,204,798)	8,949,033
Perkins Small Cap Value Fund	1,984,125,360	472,117,526	(13,475,837)	458,641,689
Perkins Value Plus Income Fund	54,136,378	4,774,006	(759,509)	4,014,497

Valuation Inputs Summary

In accordance with FASB standard guidance, the Funds utilize the "Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2013 to value the Funds’ investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) in the Notes to Schedules of Investments.

FASB Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements,” requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Funds shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Funds may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Funds are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Funds when measuring fair value (for example, when a Fund uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Funds cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Funds.

In addition, the Accounting Standards Update requires the Funds to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized with Level 3 of the fair value hierarchy.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2013.

Fund	Transfers From Level 1 to Level 2	Transfers Out of Level 2 to Level 1
INTECH International Fund	$238,604	$-

Financial assets were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the fiscal year and no factor was applied at the end of the period.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

Subsequent Event

Management has evaluated whether any other events or transactions occurred subsequent to September 30, 2013 and through the date of issuance of the Funds’ financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:	/s/ Robin C. Beery
Robin C. Beery,
President and Chief Executive Officer of Janus Investment Fund
(Principal Executive Officer)

Date: November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended,

and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robin C. Beery
Robin C. Beery,
President and Chief Executive Officer of Janus Investment Fund
(Principal Executive Officer)

Date: November 29, 2013

By:	/s/ Jesper Nergaard
Jesper Nergaard,
Vice President, Chief Financial Officer, Treasurer and Principal
Accounting Officer of Janus Investment Fund
(Principal Accounting Officer and Principal Financial Officer)

Date: November 29, 2013